UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07455

                                                     Virtus Opportunities Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                                                 Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Senior Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 243-1574

Date of fiscal year end: September 30

Date of reporting period: December 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

VIRTUS ALTERNATIVES DIVERSIFIER FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
AFFILIATED MUTUAL FUND(3)—56.6%
Equity Funds—45.6%
Virtus Global Infrastructure Fund	716,869	$8,868
Virtus Global Real Estate Securities Fund	241,825	6,435
Virtus International Real Estate Securities Fund	1,070,291	7,053
Virtus Real Estate Securities Fund	228,433	7,780

		30,136

Fixed Income Funds—11.0%
Virtus Senior Floating Rate Fund	801,824	7,289

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $29,094)		37,425

EXCHANGE-TRADED FUND(3)—42.9%
Global X Uranium Fund	14,300	200
iShares S&P North American Natural Resources Sector Index Fund	180,010	5,066
Market Vectors Agribusiness Fund	29,600	1,376
PowerShares DB Commodity Index Tracking Fund(2)	411,400	5,496
PowerShares DB G10 Currency Harvest Fund(2)	456,650	10,658
WisdomTree Managed Futures Strategy Fund(2)	133,600	5,621

TOTAL EXCHANGE-TRADED FUND (Identified Cost $30,860)		28,417

TOTAL LONG TERM INVESTMENTS—99.5% (Identified Cost $59,954)		65,842

TOTAL INVESTMENTS—99.5% (Identified Cost $59,954)		65,842	(1)
Other assets and liabilities, net—0.5%		313

NET ASSETS—100.0%		$66,155

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Affiliated Mutual Funds	$37,425	$37,425
Exchange-Traded Funds	28,417	28,417

Total Investments	$65,842	$65,842

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
U.S. GOVERNMENT SECURITY—9.0%
U.S. Treasury Note
0.500%, 9/30/16	$2,500	$2,496
1.375%, 4/30/20	1,490	1,471
2.000%, 2/15/25	2,665	2,605

TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $6,615)		6,572

MUNICIPAL BONDS—0.4%
Georgia—0.4%
Rockdale County Water & Sewerage Authority Revenue Taxable 3.060%, 7/1/24	255	259

Michigan—0.0%
City of Flat Rock Finance Authority, Series A, Taxable 6.750%, 10/1/16	20	21

TOTAL MUNICIPAL BONDS (Identified Cost $275)		280

FOREIGN GOVERNMENT SECURITIES—0.6%
Mongolia 144A 5.125%, 12/5/22(3)	200	160
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200	167
Republic of El Salvador 144A 6.375%, 1/18/27(3)	155	132

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $533)		459

MORTGAGE-BACKED SECURITIES—24.5%
Agency—9.9%
FHLMC
5.000%, 12/1/35	34	38
4.000%, 2/1/45	549	580
3.500%, 3/1/45	380	392
3.000%, 5/1/45	146	146
FNMA
6.500%, 6/1/16	3	3
6.000%, 7/1/17	5	5
5.500%, 9/1/17	9	10
5.000%, 4/1/20	76	80
5.000%, 8/1/21	27	28
6.000%, 5/1/29	33	38
6.500%, 5/1/30	1	1
7.000%, 7/1/31	17	19
5.500%, 4/1/36	52	58

	PAR VALUE	VALUE
Agency—(continued)
5.500%, 9/1/36	$200	$225
6.000%, 9/1/37	24	28
6.000%, 8/1/38	259	296
6.000%, 8/1/38	15	16
5.000%, 6/1/39	663	740
5.000%, 9/1/39	178	199
5.500%, 9/1/39	355	396
4.500%, 9/1/40	277	305
3.500%, 12/1/42	312	323
3.000%, 3/1/43	523	522
3.000%, 5/1/43	157	157
3.000%, 5/1/43	358	359
4.000%, 9/1/44	163	172
3.000%, 8/1/45	603	604
3.500%, 8/1/45	704	727
3.500%, 8/1/45	748	773
GNMA 6.500%, 9/15/28	30	34

		7,274

Non-Agency—14.6%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	260	259
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	161	161
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	195	193
15-SFR2, C 144A 4.691%, 10/17/45(3)	125	122
15-SFR1, A 144A 3.467%, 4/17/52(3)	222	218
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.285%, 6/25/33(2)	130	123
Aventura Mall Trust 13-AVM, C 144A 3.867%, 12/5/32(2)(3)	205	208
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	108	105
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(2)	88	87
05-1, 1A1 5.500%, 2/25/35	103	104
Banc of America Mortgage Trust 05-3, 1A15 5.500%, 4/25/35	98	99
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates 05-1 AF5A 5.159%, 7/25/35(2)	308	304

1

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust 04-6, 1A2 2.613%, 5/25/34(2)	$307	$306
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.666%, 5/12/39(2)	100	100
Citigroup Commercial Mortgage Trust 07-C6, A4 5.709%, 12/10/49(2)	350	362
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	375	373
CSMC Mortgage-Backed Trust 06-8 6.000%, 10/25/21	155	149
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.464%, 8/10/44(2)(3)	180	187
Finnish Real Estate Management Federation (FREMF) Mortgage Trust 144A 3.389%, 7/25/22(2)(3)	110	96
Freddie Mac Structured Agency Notes 15-DNA3, M2 3.272%, 4/25/28(2)	250	250
Goldman Sachs Mortgage Securities Trust 07-GG10, A4 5.794%, 8/10/45(2)	650	667
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	73	75
Jefferies Resecuritization Trust 14-R1, 1A1 144A 4.000%, 12/27/37(3)	84	84
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-PWR13, AM 5.582%, 9/11/41(2)	385	393
07-PW15, AM 5.363%, 2/11/44	140	143
JPMorgan Chase (WaMu) Mortgage Pass-Through Certificates 03-S11, 3A5 5.950%, 11/25/33	205	211
JPMorgan Chase Commercial Mortgage Securities Trust
10-CNTR, D 144A 6.184%, 8/5/32(2)(3)	200	222
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	129	134
06-LDP9, A3 5.336%, 5/15/47	124	126
JPMorgan Chase Mortgage Trust 04-A4, 2A1 2.594%, 9/25/34(2)	236	240
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	156	159
Morgan Stanley - Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	310	305

	PAR VALUE	VALUE
Non-Agency—(continued)
15-C26, 4.412%, 11/15/48	$195	$188
Morgan Stanley Capital I Trust
07-T27, A4 5.821%, 6/11/42(2)	556	581
08-T29, A4 6.461%, 1/11/43(2)	574	611
07-IQ14, A4 5.692%, 4/15/49(2)	300	308
07-IQ14, AM 5.865%, 4/15/49(2)	190	193
Morgan Stanley Capital I, Inc. 15-MS1, AS 4.029%, 5/15/48(2)	250	257
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	210	208
New Residential Mortgage Loan Trust 14-1A, A 144A 3.750%, 1/25/54(2)(3)	214	218
Novastar Home Equity Loan 04-4, M5 2.147%, 3/25/35(2)	185	179
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	167	169
Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/25/55(2)	142	145
Sequoia Mortgage Trust 14-2, A1 144A 4.000%, 7/25/44(2)(3)	139	142
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	143	141
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	191	189
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.822%, 11/15/44(2)(3)	205	222
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	300	285
WinWater Mortgage Loan Trust 14-1, A1 144A 3.964%, 6/20/44(2)(3)	104	107

		10,708

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $17,826)		17,982

ASSET-BACKED SECURITIES—5.0%
AmeriCredit Automobile Receivables Trust 14-1, D 2.540%, 6/8/20	235	235
Avis Budget Rental Car Funding LLC (AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	375	375
CarMax Auto Owner Trust 15-2, C 2.390%, 3/15/21	235	233
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	273	269

2

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Drive Auto Receivables Trust 15-D, 144A 3.380%, 11/15/21(3)	$260	$259
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	201	202
Exeter Automobile Receivables Trust 13-1A, C 144A 3.520%, 2/15/19(3)	235	235
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	146	145
Orange Lake Timeshare Trust 12-AA, A 144A 3.450%, 3/10/27(3)	58	59
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	500	505
13-1, D 2.270%, 1/15/19	215	215
Sierra Timeshare Receivables Funding LLC 12-3A, A 144A 1.870%, 8/20/29(3)	114	114
Silverleaf Finance LLC XV 12-D, A 144A 3.000%, 3/17/25(3)	56	56
SoFi Professional Loan Program LLC 15-A, A2 144A 2.420%, 3/25/30(3)	145	143
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	215	214
14-3A, A 144A 3.270%, 11/21/39(3)	169	166
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	268	273

TOTAL ASSET-BACKED SECURITIES (Identified Cost $3,714)		3,698

CORPORATE BONDS AND NOTES—48.6%
Consumer Discretionary—6.7%
Aramark Services Inc. 144A 5.125%, 1/15/24(3)	75	77
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	135	134
Boyd Gaming Corp.
9.000%, 7/1/20	100	106
6.875%, 5/15/23	75	77
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	100	76
CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	120	121
CCO Holdings LLC 144A 5.125%, 5/1/23(3)	80	80
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	80	80
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	45	41
144A 5.125%, 12/15/21(3)	110	99
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	45	45

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	$175	$162
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200	199
Delphi Automotive plc 3.150%, 11/19/20	145	145
Grupo Televisa SAB 4.625%, 1/30/26	200	198
Jarden Corp. 144A 5.000%, 11/15/23(3)	25	26
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	260	275
M/I Homes, Inc. 144A 6.750%, 1/15/21(3)	95	94
MDC Holdings, Inc. 5.500%, 1/15/24	180	183
Meritor, Inc. 6.750%, 6/15/21	125	116
MGM Resorts International 6.000%, 3/15/23	85	84
MPG Holdco I, Inc. 7.375%, 10/15/22	145	147
NCL Corp. Ltd. 144A 4.625%, 11/15/20(3)	55	54
New York University 4.142%, 7/1/48	70	66
Numericable Group SA 144A 6.000%, 5/15/22(3)	200	194
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	155	144
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	20	19
Penn National Gaming, Inc. 5.875%, 11/1/21	110	107
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	175	185
Priceline Group, Inc. (The) 3.650%, 3/15/25	195	190
QVC, Inc. 4.375%, 3/15/23	265	252
Scientific Games International, Inc. 6.625%, 5/15/21	95	45
Signet UK Finance plc 4.700%, 6/15/24	210	207
Station Casinos LLC 7.500%, 3/1/21	230	236
Toll Brothers Finance Corp.
4.000%, 12/31/18	40	41
6.750%, 11/1/19	220	243
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	155	151
Wyndham Worldwide Corp. 5.625%, 3/1/21	235	253

		4,952

Consumer Staples—1.5%
Constellation Brands, Inc. 4.750%, 12/1/25	35	36
Flowers Foods, Inc. 4.375%, 4/1/22	275	286
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	60	59
Reynolds American, Inc. 3.250%, 11/1/22	295	292
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	40	42
Safeway, Inc. 7.250%, 2/1/31	115	103
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	155	153

3

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Consumer Staples—(continued)
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	$143		$143

			1,114

Energy—2.5%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	80		63
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	45		31
CONSOL Energy, Inc. 5.875%, 4/15/22	105		66
Enbridge Energy Partners LP 4.375%, 10/15/20	30		29
FTS International, Inc. 6.250%, 5/1/22	60		17
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	115		115
Kinder Morgan Energy Partners LP 7.500%, 11/15/40	245		224
MPLX LP 144A 4.875%, 12/1/24(3)	255		229
Newfield Exploration Co. 5.375%, 1/1/26	150		124
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	155		123
Sabine Pass Liquefaction LLC 6.250%, 3/15/22	140		130
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	215		203
Weatherford International Ltd. 4.500%, 4/15/22	310		224
Williams Cos., Inc. (The)
3.700%, 1/15/23	200		138
4.550%, 6/24/24	170		119

			1,835

Financials—21.9%
Air Lease Corp. 2.625%, 9/4/18	70		69
Akbank TAS 144A 7.500%, 2/5/18(3)	375	TRY	115
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	310		319
Ally Financial, Inc. 3.250%, 11/5/18	95		93
American Campus Communities LP 3.350%, 10/1/20	25		25
Apollo Management Holdings LP 144A 4.000%, 5/30/24(3)	190		188
Ares Capital Corp.
4.875%, 11/30/18	26		27
3.875%, 1/15/20	71		72
Ares Finance Co., LLC Finance Co., LLC 144A 4.000%, 10/8/24(3)	270		251
Banco de Credito del Peru 144A 6.125%, 4/24/27(2)(3)	240		251

	PAR VALUE	VALUE
Financials—(continued)
Banco de Credito e Inversiones 144A 4.000%, 2/11/23(3)	$275	$273
Banco Inbursa SA Institucion de Banca Multiple 144A 4.125%, 6/6/24(3)	160	150
Banco Internacional del Peru SAA 144A 6.625%, 3/19/29(2)(3)	300	303
Banco Nacional de Comercio Exterior SNC 144A 4.375%, 10/14/25(3)	200	197
Banco Santander Chile 144A 3.875%, 9/20/22(3)	450	448
Bancolombia S.A. 5.125%, 9/11/22	260	249
Bank of America Corp.
2.000%, 1/11/18	150	150
5.625%, 7/1/20	235	261
Bank of India 144A 3.250%, 4/18/18(3)	265	269
Barclays Bank plc 144A 6.050%, 12/4/17(3)	250	267
Brixmor Operating Partnership LP 3.875%, 8/15/22	55	55
Capital One Financial Corp. 4.200%, 10/29/25	180	178
Citizens Financial Group, Inc. 144A 5.500% (2)(3)(5)	160	158
Compass Bank 3.875%, 4/10/25	250	229
Corporate Office Properties LP 3.600%, 5/15/23	265	244
Corrections Corp. of America 5.000%, 10/15/22	325	325
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	130	132
CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/22	160	166
Developers Diversified Realty Corp.
7.875%, 9/1/20	155	185
3.500%, 1/15/21	130	129
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	290	255
Digital Realty Trust LP 5.250%, 3/15/21	165	178
Discover Financial Services, Inc. 3.950%, 11/6/24	190	188
Education Realty Operating Partnership LP 4.600%, 12/1/24	205	202
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	155	152
First Cash Financial Services, Inc. 6.750%, 4/1/21	100	98
Ford Motor Credit Co. LLC 5.750%, 2/1/21	235	260
FS Investment Corp.
4.250%, 1/15/20	165	166
4.750%, 5/15/22	60	58
General Motors Financial Co., Inc.
4.750%, 8/15/17	175	181

4

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
3.450%, 4/10/22	$30	$29
Genworth Holdings, Inc. 4.900%, 8/15/23	205	137
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	155	152
5.375%, 11/1/23	5	5
Goldman Sachs Group, Inc. (The) 5.750%, 1/24/22	500	569
Healthcare Realty Trust, Inc.
3.875%, 5/1/25	125	121
4.000%, 6/1/25	200	197
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	310	324
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	15	15
5.875%, 2/1/22	150	147
ING Groep NV 6.000% (2)(5)(6)	200	201
Intesa San Paolo SpA 3.125%, 1/15/16	215	215
iStar Financial, Inc. 5.000%, 7/1/19	90	88
Jefferies Group LLC 6.875%, 4/15/21	85	95
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	215	189
Kilroy Realty LP 4. 375%, 10/1/25	190	192
Kimco Realty Corp. 3.400%, 11/1/22	185	183
Leucadia National Corp. 5.500%, 10/18/23	150	147
Liberty Mutual Group, Inc. 144A 4.250%, 6/15/23(3)	245	249
Lincoln National Corp. 4.200%, 3/15/22	250	261
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	15	17
Macquarie Group Ltd. 144A 6.250%, 1/14/21(3)	210	234
McGraw Hill Financial Inc. 4.000%, 6/15/25	195	196
Morgan Stanley
5.550%, 4/27/17	330	346
4.100%, 5/22/23	155	157
6.375%, 7/24/42	435	538
MPT Operating Partnership LP 5.500%, 5/1/24	90	90
National Retail Properties, Inc. 4.000%, 11/15/25	60	59
Nordea Bank AB 144A 4.250%, 9/21/22(3)	265	272
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	255	266
Prudential Financial, Inc.
5.875%, 9/15/42(2)	190	197
5.625%, 6/15/43(2)(6)	280	286
Retail Opportunity Investments Partnership LP 4.000%, 12/15/24	155	146

	PAR VALUE	VALUE
Financials—(continued)
Sabra Health Care LP 5.500%, 2/1/21	$100	$103
Select Income REIT 4.500%, 2/1/25	190	177
Societe Generale SA 144A 4.750%, 11/24/25(3)	200	194
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	160	157
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	305	300
UBS AG 7.625%, 8/17/22	500	570
Ventas Realty LP (Ventas Capital Corp.) 3.250%, 8/15/22	250	243
Voya Financial, Inc. 5.650%, 5/15/53(2)	280	277
WP Carey, Inc. 4.600%, 4/1/24	160	160
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	105	86

		16,103

Health Care—4.1%
AbbVie, Inc. 3.600%, 5/14/25	65	64
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	65	61
5.625%, 2/15/23	10	10
Alere, Inc. 144A 6.375%, 7/1/23(3)	60	56
Capsugel SA PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(8)	35	34
Cardinal Health, Inc.
3.200%, 3/15/23	130	128
3.750%, 9/15/25	165	168
Community Health Systems, Inc. 5.125%, 8/1/21	45	45
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	10	9
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	120	83
DaVita Healthcare Partners, Inc. 5.000%, 5/1/25	90	87
Emdeon, Inc. 144A 6.000%, 2/15/21(3)	105	98
Endo Finance LLC 144A 6.000%, 7/15/23(3)	110	110
Forest Laboratories, Inc. 144A 4.875%, 2/15/21(3)	160	174
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	35	35
HCA, Inc.
6.500%, 2/15/20	160	174
5.375%, 2/1/25	80	79
HealthSouth Corp.
144A 5.750%, 11/1/24(3)	15	14
144A 5.750%, 9/15/25(3)	120	112

5

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
IASIS Healthcare LLC 8.375%, 5/15/19	$80	$74
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	95	93
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(2)(3)(8)	85	82
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(3)	60	58
144A 5.625%, 10/15/23(3)	165	158
144A 5.500%, 4/15/25(3)	5	5
Mednax Inc 144A 5.250%, 12/1/23(3)	90	90
Mylan NV 144A 3.000%, 12/15/18(3)	45	45
Owens & Minor, Inc. 3.875%, 9/15/21	35	35
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	75	76
Select Medical Corp. 6.375%, 6/1/21	205	180
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	160	157
Team Health, Inc. 144A 7.250%, 12/15/23(3)	5	5
Tenet Healthcare Corp.
144A 4.012%, 6/15/20(2)(3)	75	74
4.500%, 4/1/21	85	83
8.125%, 4/1/22	115	115
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	25	25
144A 5.500%, 3/1/23(3)	50	44
Zoetis, Inc. 3.450%, 11/13/20	45	45

		2,985

Industrials—3.5%
ADT Corp. (The) 6.250%, 10/15/21	260	273
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	150	122
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	85	86
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	110	91
Carpenter Technology Corp. 4.450%, 3/1/23	250	240
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	342	363
00-1, A1 8.048%, 11/1/20	294	330
Delta Air Lines Pass-Through-Trust 12-1, A 4.750%, 5/7/20	270	285
Masco Corp.
5.950%, 3/15/22	180	194
4.450%, 4/1/25	55	54

	PAR VALUE	VALUE
Industrials—(continued)
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	$164	$171
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	75	73
TransDigm, Inc.
6.000%, 7/15/22	115	113
144A 6.500%, 5/15/25(3)	45	44
United Rentals North America, Inc. 5.500%, 7/15/25	155	151

		2,590

Information Technology—1.7%
Dun & Bradstreet Corp. (The) 4.375%, 12/1/22	270	264
Fidelity National Information Services, Inc. 3.625%, 10/15/20	65	66
First Data Corp. 144A 5.750%, 1/15/24(3)	55	54
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	200	195
Hewlett Packard Enterprise Co.
144A 4.400%, 10/15/22(3)	120	120
144A 4.900%, 10/15/25(3)	120	118
KLA-Tencor Corp. 4.650%, 11/1/24	190	191
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(3)	70	65
Verisk Analytics, Inc. 4.000%, 6/15/25	190	185

		1,258

Materials—2.6%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	310	317
American Builders & Contractors Supply Co., Inc. 144A 5.750%, 12/15/23(3)	15	15
ArcelorMittal 6.125%, 6/1/25	155	114
Berry Plastics Corp. 5.125%, 7/15/23	145	141
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	265	256
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	95	84
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	150	143
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	375	354
Methanex Corp. 4.250%, 12/1/24	190	169
NewMarket Corp. 4.100%, 12/15/22	288	287

		1,880

Telecommunication Services—1.8%
AT&T, Inc. 3.875%, 8/15/21	425	440
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	215	206

6

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Frontier Communications Corp.
6.250%, 9/15/21	$100	$85
144A 10.500%, 9/15/22(3)	25	25
Level 3 Financing, Inc. 144A 5.375%, 1/15/24(3)	25	25
T-Mobile USA, Inc. 6.500%, 1/15/26	135	137
Telefonica Emisiones SAU 4.570%, 4/27/23	225	236
Windstream Corp. 7.750%, 10/15/20	200	169

		1,323

Utilities—2.3%
AmeriGas Partners LP 7.000%, 5/20/22	140	136
Calpine Corp. 5.375%, 1/15/23	121	109
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	280	263
FirstEnergy Transmission LLC 144A 4.350%, 1/15/25(3)	210	213
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	250	265
NRG Yield Operating LLC 5.375%, 8/15/24	60	50
Southern Power Co. 4.150%, 12/1/25	230	230
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	209
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	90	68
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	145	121

		1,664

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $36,826)		35,704

LOAN AGREEMENTS(2)—5.0%
Consumer Discretionary—0.8%
Caesars Entertainment Operating Co., Inc. Tranche B-7, 11.750%, 1/28/18(4)	50	42
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	60	53
Cirque Du Soleil First Lien, 5.000%, 7/8/22	40	38
El Dorado Resorts, Inc. 4.250%, 7/25/22	35	35
Laureate Education, Inc. 5.000%, 6/15/18	79	66
Marina District Finance Co., Inc. 6.500%, 8/15/18	76	76
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	21	20
Staples, Inc. First Lien, 0.000%, 4/23/21(10)	148	147
U.S. Farathane Corp. 6.750%, 12/23/21	76	75

		552

	PAR VALUE	VALUE
Consumer Staples—0.6%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	$112	$111
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	150	149
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	105	105
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	80	80

		445

Energy—0.4%
Arch Coal, Inc. 6.250%, 5/16/18(4)	158	71
Chelsea Petroleum I LLC 6.750%, 10/28/22	95	92
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	117	80
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	94	60

		303

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	71	71

Health Care—1.3%
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	13	12
Amneal Pharmaceuticals LLC Tranche B, 6.000%, 11/1/19	57	56
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	80	79
Concentra, Inc. First Lien, Tranche B 5.500%, 6/1/22	9	9
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	66	64
Envision Healthcare Corp. Tranche B-2, 4.500%, 10/28/22	17	17
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	68	67
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	110	110
Med Impact Healthcare Systems, Inc. 5.750%, 10/27/22	110	109
MMM Holdings, Inc. 9.750%, 12/12/17(9)	52	34
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(9)	37	25
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	74	73
Onex TSG Holdings II Corp. First Lien, 5.000%, 7/29/22	80	79
RCHP Tranche B-2, 6.000%, 4/23/19	134	128
Surgery Center Holdings, Inc.

7

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
First Lien, 5.250%, 11/3/20	$100	$99
Second Lien, 8.500%, 11/3/21	32	30

		991

Industrials—0.4%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	78	71
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	100	100
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	120	109

		280

Information Technology—0.8%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	35	33
Deltek, Inc. First Lien 5.000%, 6/25/22	5	4
First Data Corp. 4.168%, 7/8/22	220	217
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	102	98
NXP BV (NXP Funding LLC) 3.750%, 12/7/20	139	139
Riverbed Technologies, Inc. 6.000%, 4/25/22	67	67
SS&C Technologies Holdings Europe S.a.r.l.
Tranche B-1, 4.028%, 7/8/22	46	46
Tranche B-2, 4.083%, 7/8/22	7	7

		611

Materials—0.2%
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	54	53
INEOS U.S. Finance LLC 4.250%, 3/31/22	9	9
Polyone Corp. 3.750%, 11/11/22	48	48

		110

Telecommunication Services—0.1%
T-Mobile USA, Inc. Second Lien, 3.500%, 11/9/22	86	86

Utilities—0.3%
Atlantic Power LP 4.750%, 2/24/21	30	30
NRG Energy, Inc. 2.750%, 7/1/18	199	194

		224

TOTAL LOAN AGREEMENTS (Identified Cost $3,940)		3,673

	SHARES		VALUE
PREFERRED STOCKS—3.8%
Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(11)	$195

Financials—2.6%
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	150	(11)	147
Citigroup, Inc. Series J, 7.125%(2)	8,000		224
Citigroup, Inc. Series N, 5.800%(2)	155	(11)	154
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	115	(11)	114
JPMorgan Chase & Co. Series V, 5.000%(2)	315	(11)	299
JPMorgan Chase & Co. Series Z, 5.300%(2)	45	(11)	45
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	215	(11)	202
SunTrust Bank, Inc. 5.625%(2)	45	(11)	45
Wells Fargo & Co. Series K, 7.980%(2)	230	(11)	239
XLIT Ltd. Series E, 6.50%(2)	240	(11)	175
Zions Bancorp 6.950%(2)	8,800		253

			1,897

Industrials—0.9%
General Electric Co. 4.000%,(2)	358	(11)	358
General Electric Co. Series C 4.200%,(2)	328	(11)	326

			684

TOTAL PREFERRED STOCKS (Identified Cost $2,770)			2,776

AFFILIATED MUTUAL FUND—1.6%
Virtus Credit Opportunities Fund(12)	117,904		1,140

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $1,179)			1,140

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $73,678)			72,284

SHORT-TERM INVESTMENT—0.8%
Money Market Mutual Fund—0.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)(12)	614,727		615

TOTAL SHORT-TERM INVESTMENT (Identified Cost $615)			615

8

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.3% (Identified Cost $74,293)	72,899	(1)
Other assets and liabilities, net—0.7%	513

NET ASSETS—100.0%	$73,412

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $19,735 or 26.9% of net assets.

(4)	Security in default.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	100% of the income received was in cash.
(9)	Illiquid security.
(10)	This loan will settle after December 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(11)	Value shown as par value.
(12)	This fund is a public fund and the prospectus and annual report are publicly available.

Foreign Currencies:

TRY	Turkish Lira

9

VIRTUS BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	85%
Chile	2
Canada	1
France	1
Mexico	1
Peru	1
Switzerland	1
Other	8

Total	100%

†	% of total investments as of December 31, 2015

10

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$3,698	$—	$3,698	$—
Corporate Bonds And Notes	35,704	—	35,704	—
Foreign Government Securities	459	—	459	—
Loan Agreements	3,673	—	3,581	92
Mortgage-Backed Securities	17,982	—	17,982	—
Municipal Bonds	280	—	280	—
U.S. Government Security	6,572	—	6,572	—
Equity Securities:
Affiliated Mutual Funds	1,140	1,140	—	—
Preferred Stocks	2,776	477	2,299	—
Short-Term Investment	615	615	—	—

Total Investments	$72,899	$2,232	$70,575	$92

Securities held by the Fund with an end of period value of $253 were transferred from Level 1 into Level 2 since starting to use an exchange price. (See Note 1A in the Notes to Schedules of Investments for more information.)

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Loan Agreements
Balance as of September 30, 2015	$—
Accrued discount/(premium)	—
Realized gain (loss)	—
Change in unrealized appreciation (depreciation)	—
Purchases	—
Sales (b)	—
Transfers into Level 3 (a)	92
Transfers from Level 3 (a)	—

Balance as of December 31, 2015	$92

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Transfers into Level 3 are due to a decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

The accompanying notes are an integral part of the financial statements

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MUNICIPAL TAX-EXEMPT BONDS(2)—92.9%
Development Revenue—10.7%
Lafayette Redevelopment Agency Successor Agency, Lafayette Redevelopment Project (AGM Insured) 5.000%, 8/1/38	$250	$289
Los Angeles County Redevelopment Refunding Authority, Long Beach Project, 5.000%, 8/1/34	215	249
Menlo Park Community Development Agency Successor Agency, Las Pulgas Community Development Project (AGM Insured) 5.000%, 10/1/29	100	120
Milpitas Redevelopment Agency Successor Agency Redevelopment Project Area #1 5.000%, 9/1/30	250	299
Sacramento Redevelopment Agency Successor Agency
(BAM Insured) 5.000%, 12/1/33	75	86
(BAM Insured) 5.000%, 12/1/34	75	86
San Diego Redevelopment Agency, Center City Redevelopment Project, (AMBAC Insured) 5.350%, 9/1/24	500	502
Center City Redevelopment Project, (AMBAC Insured) 4.750%, 9/1/30	500	513
San Marcos Redevelopment Agency Successor Agency, 5.000%, 10/1/33	250	296
San Mateo Redevelopment Agency Successor Agency, 5.000%, 8/1/30	250	287
Santa Clara Redevelopment Agency, Bayshore North Project (NATL Insured) 5.000%, 6/1/22	500	506
Union City Redevelopment Agency Successor Agency, Union City Redevelopment Project 5.000%, 10/1/36	200	231

		3,464

General Obligation—14.4%
Cajon Valley Union School District, Union School District 5.000%, 8/1/31	250	290
California, State of 5.500%, 3/1/26	250	274
(AMBAC Insured) 5.000%, 2/1/27	290	366
5.000%, 9/1/32	300	347
5.000%, 12/1/37	275	295
6.000%, 4/1/38	250	289

	PAR VALUE	VALUE
General Obligation—(continued)
Contra Costa Community College District, 4.000%, 8/1/28	$45	$48
Grossmont Health Care District 5.000%, 7/15/25	350	438
Los Alamitos Unified School District, School Facilities Improvement District #1, 2008 Election 5.250%, 8/1/39	250	289
Oakland Unified School District Alameda County, (AGM Insured) 5.000%, 8/1/24	200	242
5.000%, 8/1/33	300	345
Riverside Unified School District, (AGC Insured) 5.000%, 8/1/32	275	293
Ross Valley School District, 5.000%, 8/1/37	350	400
San Diego Community College District, 5.000%, 8/1/43	150	171
San Diego Unified School District, (AGM Insured) 5.500%, 7/1/25	225	293
Sequoia Union High School District, 4.000%, 7/1/26	250	275

		4,655

General Revenue—23.6%
Anaheim Public Financing Authority, Public Improvement Projects, (AGM Insured) 6.000%, 9/1/16	435	450
California Infrastructure & Economic Development Bank, 5.000%, 10/1/23	200	248
California State Municipal Finance Authority, Bowles Hall Foundation 4.000%, 6/1/22	100	106
Chula Vista Municipal Financing Authority, 5.000%, 9/1/27	200	236
Contra Costa Transportation Authority, 5.000%, 3/1/29	220	261
Golden State Tobacco Securitization Corp.,
5.000%, 6/1/29	350	403
5.125%, 6/1/47	950	821
Imperial County Local Transportation Authority, 4.000%, 6/1/20	300	332
Midpeninsula Regional Open Space District, 5.000%, 9/1/23	120	149
North City West School Facilities Financing Authority, (AMBAC Insured) 5.250%, 9/1/19	750	850
Pomona, City of, Certificates of Participation (AMBAC Insured) 5.500%, 6/1/28	700	709

1

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
General Revenue—(continued)
Sacramento Area Flood Control Agency, Consolidated Capital Assessment District (BHAC Insured) 5.500%, 10/1/28	$250	$278
South Bay Regional Public Communications Authority, Hawthorne Projects, (ACA Insured) 4.750%, 1/1/31	435	438
State of California Public Works Board, Department of General Services, Buildings 8&9 6.125%, 4/1/29	500	574
Capital Projects, 5.750%, 10/1/30	550	634
Department of Forestry & Fire Protection, 5.000%, 11/1/32	500	534
Tustin Unified School District, Community Facilities, District #97-1, (BAM Insured) 5.000%, 9/1/33	250	287
Ventura County Public Financing Authority, 5.000%, 11/1/25	250	300

		7,610

Higher Education Revenue—4.5%
California Educational Facilities Authority, Pomona College, 5.000%, 7/1/45	500	501
California State University, 5.250%, 11/1/38	500	559
University of California, 5.000%, 5/15/23	100	123
5.000%, 5/15/23	225	277

		1,460

Medical Revenue—7.9%
California Municipal Finance Authority, Community Medical Centers Revenue 5.000%, 2/1/27	100	115
California State Health Facilities Financing Authority, El Camino Hospital, 5.000%, 2/1/26	100	119
Cedars-Siani Medical Center 5.000%, 11/15/31	250	301
Kaiser Permanente, 5.250%, 4/1/39	400	404
Sutter Health 5.000%, 8/15/43	135	156
Lucille Salter Packard Children Hospital at Stanford, 5.000%, 8/15/43	100	112
California Statewide Communities Development Authority, Sutter Health, (AMBAC Insured) 5.000%, 11/15/38	205	215

	PAR VALUE	VALUE
Medical Revenue—(continued)
Cottage Health System 5.000%, 11/1/43	$250	$287
St. Joseph Health System, (FGIC Insured) 5.750%, 7/1/47	350	384
Regents of the University of California, Medical Center Pooled Revenue (NATL Insured) 4.750%, 5/15/31	300	303
San Benito Health Care District, (CHFCLIF Insured) 4.000%, 3/1/18	140	148

		2,544

Natural Gas Revenue—2.3%
Roseville Natural Gas Financing Authority, 5.000%, 2/15/24	450	519
5.000%, 2/15/27	195	224

		743

Power Revenue—2.2%
Northern California Power Agency, Hydroelectric Project No 1, 5.000%, 7/1/32	200	228
Sacramento Municipal Utility District, 5.000%, 8/15/29	150	180
Southern California Public Power Authority, Windy Point Project 5.000%, 7/1/28	250	288

		696

Pre-Refunded—12.1%
Bay Area Toll Authority, (Pre-refunded 4/1/19 @100) 5.125%, 4/1/39	400	451
California State Health Facilities Financing Authority, Providence Health & Services, (Pre-refunded 10/1/18 @100) 6.500%, 10/1/18	5	6
Providence Health & Services, (Pre-refunded 10/1/18 @100) 6.500%, 10/1/38	195	224
California State Infrastructure & Economic Development Bank, Bay Area Toll Bridges (Pre-refunded 7/1/26 @100) (AMBAC Insured) 5.125%, 7/1/37	755	976
Northern California Power Agency, (Pre-refunded 7/1/21 @ 100) (AMBAC Insured) 7.500%, 7/1/23	195	242
Riverside County Single Family, (Escrowed to Maturity) (GNMA Collateralized) 7.800%, 5/1/21	1,085	1,422

2

VIRTUS CA TAX-EXEMPT BOND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Pre-Refunded—(continued)
Stockton Housing Facilities Revenue, O’Connors Woods Project, (Pre-refunded 9/20/17 @ 100) (GNMA Collateralized) 5.600%, 3/20/28	$155	$162
University of California, (Pre-refunded 5/15/16 @100) (NATL Insured) 5.000%, 5/15/28	410	421

		3,904

Transportation Revenue—6.8%
Los Angeles Department of Airports 5.000%, 5/15/32	200	238
Los Angeles Harbor Department, 5.000%, 8/1/35	235	274
San Diego County Regional Airport Authority, 5.000%, 7/1/40	250	279
5.000%, 7/1/40	500	557
San Diego Unified Port District, 5.000%, 9/1/28	200	234
San Francisco City & County Airports Community, San Francisco International Airport, 5.000%, 5/1/43	150	171
San Francisco Municipal Transportation Agency, 5.000%, 3/1/31	125	147
5.000%, 3/1/33	250	292

		2,192

Water & Sewer Revenue—8.4%
Los Angeles County Sanitation District #14 5.000%, 10/1/25	300	376
Los Angeles Department of Water & Power, 5.000%, 7/1/35	295	347
Manteca, City of, Water Revenue, 5.000%, 7/1/27	300	347
Oakland, City of, Sewer Revenue, 5.000%, 6/15/29	200	239
Ross Valley Public Financing Authority, Sanitary District #1 (AGM Insured) 5.000%, 10/1/33	225	266
San Diego County Water Authority, 5.000%, 5/1/31	250	295
Santa Margarita-Dana Point Authority, Water Improvement Districts #’s 2,3,4, 5.125%, 8/1/38	630	684
Silicon Valley Clean Water, Sewer Improvement 5.000%, 2/1/34	150	176

		2,730

TOTAL MUNICIPAL TAX-EXEMPT BONDS (Identified Cost $28,250)		29,998

PAR VALUE	VALUE
TOTAL LONG TERM INVESTMENTS—92.9% (Identified Cost $28,250)	$29,998

TOTAL INVESTMENTS—92.9% (Identified Cost $28,250)	29,998	(1)
Other assets and liabilities, net—7.1%	2,303

NET ASSETS—100.0%	$32,301

Abbreviations:

ACA	American Capital Access Financial Guarantee Corp.
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
BAM	Build America Municipal Insured.
BHAC	Berkshire Hathaway Assurance Corp.
CHFCLIF	California Health Facility Construction Loan Insurance Fund.
FGIC	Financial Guaranty Insurance Company
GNMA	Government National Mortgage Association (“Ginnie Mae”)
NATL	National Public Finance Guarantee Corp.

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)

At December 31, 2015, the concentration of the Fund’s investments by state or territory determined as a percentage of net assets is as follows: California 100%. At December 31, 2015, 39.98% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: AMBAC 13.5%.

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 2 Significant Observable Inputs
Debt Securities:
Municipal Tax-Exempt Bonds	$29,998	$29,998

Total Investments	$29,998	$29,998

There are no Level 1 (quoted prices) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS DYNAMIC TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—102.6%
Consumer Discretionary—31.6%
Advance Auto Parts, Inc.	10,368	$1,561
Amazon.com, Inc.(2)	19,959	13,490
AutoNation, Inc.(2)	16,702	996
AutoZone, Inc.(2)	8,420	6,247
Cablevision Systems Corp. Class A	18,150	579
CarMax, Inc.(2)	49,320	2,662
Comcast Corp. Class A	243,360	13,733
Expedia, Inc.	5,229	650
Goodyear Tire & Rubber Co. (The)	524,540	17,137
Home Depot, Inc. (The)	120,280	15,907
Lowe’s Cos., Inc.	69,980	5,321
Netflix, Inc.(2)	19,942	2,281
Newell Rubbermaid, Inc.	480,300	21,172
NIKE, Inc. Class B	375,020	23,439
O’Reilly Automotive, Inc.(2)	27,395	6,942
Priceline Group, Inc. (The)(2)	2,511	3,201
Time Warner Cable, Inc.	21,982	4,080
TripAdvisor, Inc.(2)	4,872	415

		139,813

Consumer Staples—13.1%
Brown-Forman Corp. Class B	77,030	7,648
Constellation Brands, Inc. Class A	85,820	12,224
CVS Health Corp.	111,538	10,905
Molson Coors Brewing Co. Class B	211,316	19,847
Walgreens Boots Alliance, Inc.	87,452	7,447

		58,071

Energy—2.9%
Marathon Petroleum Corp.	60,630	3,143
Phillips 66	54,341	4,445
Tesoro Corp.	13,725	1,446
Valero Energy Corp.	56,318	3,983

		13,017

Financials—3.1%
CME Group, Inc.	41,314	3,743
Intercontinental Exchange, Inc.	13,553	3,473
Moody’s Corp.	21,255	2,133
NASDAQ OMX Group, Inc. (The)	14,490	843

	SHARES	VALUE
Financials—(continued)
McGraw-Hill Cos., Inc. (The)	33,505	$3,303

		13,495

Health Care—11.4%
AbbVie, Inc.	35,983	2,132
Aetna, Inc.	26,365	2,851
Alexion Pharmaceuticals, Inc.(2)	5,179	988
AmerisourceBergen Corp.	30,498	3,163
Amgen, Inc.	17,001	2,760
Anthem, Inc.	20,085	2,801
Baxalta, Inc.	12,136	474
Biogen, Inc.(2)	5,309	1,626
Cardinal Health, Inc.	46,943	4,191
Celgene Corp.(2)	17,731	2,123
Cigna Corp.	18,855	2,759
Gilead Sciences, Inc.	32,449	3,283
Humana, Inc.	11,430	2,040
McKesson Corp.	33,248	6,557
Patterson Cos., Inc.	12,281	555
Regeneron Pharmaceuticals, Inc.(2)	1,734	941
Schein (Henry), Inc.(2)	11,945	1,890
UnitedHealth Group, Inc.	75,520	8,884
Vertex Pharmaceuticals, Inc.(2)	5,213	656

		50,674

Industrials—15.0%
Cintas Corp.	195,607	17,810
United Continental Holdings, Inc.(2)	55,693	3,191
American Airlines Group, Inc.	105,215	4,456
Allegion plc	105,565	6,959
Robert Half International, Inc.	289,635	13,653
Delta Air Lines, Inc.	123,777	6,274
Masco Corp.	363,920	10,299
Southwest Airlines Co.	89,458	3,852

		66,494

Information Technology—16.1%
Activision Blizzard, Inc.	236,411	9,151
Akamai Technologies, Inc.(2)	4,875	257
Alliance Data Systems Corp.(2)	2,535	701
Alphabet, Inc. Class A(2)	7,094	5,519
Alphabet, Inc. Class C(2)	7,174	5,444
Apple, Inc.	103,447	10,889

1

VIRTUS DYNAMIC TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Automatic Data Processing, Inc.	19,040	$1,613
eBay, Inc.(2)	28,078	772
Electronic Arts, Inc.(2)	148,309	10,192
EMC Corp.	34,598	888
Facebook, Inc. Class A(2)	55,074	5,764
Fidelity National Information Services, Inc.	14,860	901
Fiserv, Inc.(2)	13,520	1,237
Hewlett Packard Enterprise Co.	33,207	505
HP, Inc.	33,207	393
MasterCard, Inc. Class A	40,612	3,954
NetApp, Inc.	5,452	145
Paychex, Inc.	18,150	960
PayPal Holdings, Inc.(2)	28,634	1,037
SanDisk Corp.	3,702	281
Seagate Technology plc	5,598	205
Total System Services, Inc.	6,135	306
VeriSign, Inc.(2)	2,281	199
Visa, Inc. Class A	101,680	7,885
Western Digital Corp.	4,118	247
Western Union Co. (The)	21,890	392
Xerox Corp.	66,550	707
Yahoo!, Inc.(2)	22,843	760

		71,304

Materials—6.8%
Sherwin-Williams Co. (The)	10,989	2,853
PPG Industries, Inc.	38,740	3,828
International Flavors & Fragrances, Inc.	11,479	1,373
Martin Marietta Materials, Inc.	51,594	7,047
Vulcan Materials Co.	109,753	10,423
Ecolab, Inc.	38,076	4,355

		29,879

Utilities—2.6%
AGL Resources, Inc.	180,320	11,506

		11,506

TOTAL COMMON STOCK (Identified Cost $435,376)		454,253

TOTAL LONG TERM INVESTMENTS—102.6% (Identified Cost $435,376)		454,253

SHARES	VALUE
TOTAL INVESTMENTS—102.6% (Identified Cost $435,376)	$454,253	(1)

Other assets and liabilities, net—(2.6)%	(11,454)

NET ASSETS—100.0%	$442,799

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$454,253	$454,253

Total Investments	$454,253	$454,253

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
FOREIGN GOVERNMENT SECURITIES—29.7%
Argentine Republic Series NY, 8.280%, 12/31/33(11)	$252		$291
Bermuda RegS 4.854%, 2/6/24(4)	200		206
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	30		27
RegS 7.750%, 10/13/19(4)	140		56
RegS 7.650%, 4/21/25(4)	285		107
9.375%, 1/13/34	325		129
Brazilian Government International Bond 5.625%, 1/7/41	100		73
Commonwealth of Jamaica 6.750%, 4/28/28	200		199
Dominican Republic
144A 5.875%, 4/18/24(3)	100		100
144A 6.850%, 1/27/45(3)	100		94
Hellenic Republic 3.000%, 2/24/24(2)	200	EUR	158
Hungary
5.375%, 2/21/23	146		160
5.750%, 11/22/23	22		25
5.375%, 3/25/24	60		66
Islamic Republic of Pakistan 144A 8.250%, 9/30/25(3)	200		204
Kingdom of Bahrain 144A 6.000%, 9/19/44(3)	200		151
Kingdom of Morocco 144A 4.250%, 12/11/22(3)	200		198
Mongolia 144A 5.125%, 12/5/22(3)	200		160
Republic of Angola 144A 9.500%, 11/12/25(3)	200		187
Republic of Armenia 144A 7.150%, 3/26/25(3)	200		193
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	200		187
Republic of Chile 5.500%, 8/5/20	70,000	CLP	102
Republic of Colombia
Treasury Note, Series B, 11.250%, 10/24/18	100,000	COP	35
6.125%, 1/18/41	100		97
Republic of Costa Rica 144A 7.000%, 4/4/44(3)	200		168
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	200		182
Republic of Croatia RegS 6.000%, 1/26/24(4)	200		208
Republic of Ecuador 144A 10.500%, 3/24/20(3)	200		162
Republic of El Salvador
144A 6.375%, 1/18/27(3)	155		132
144A 7.650%, 6/15/35(3)	70		60
Republic of Indonesia
Series FR30, 10.750%, 5/15/16	785,000	IDR	57
Series FR63, 5.625%, 5/15/23	624,000	IDR	37
144A 5.125%, 1/15/45(3)	200		181

	PAR VALUE		VALUE
Republic of Iraq RegS 5.800%, 1/15/28(4)	$250		$169
Republic of Kazakhstan 144A 4.875%, 10/14/44(3)	200		168
Republic of Kenya 144A 6.875%, 6/24/24(3)	200		175
Republic of Lithuania 144A 6.125%, 3/9/21(3)	100		115
Republic of Panama
5.200%, 1/30/20	200		217
3.750%, 3/16/25	200		196
Republic of Peru 4.125%, 8/25/27	280		274
Republic of Poland Series 1021, 5.750%, 10/25/21	300	PLN	90
Republic of Romania
144A 6.750%, 2/7/22(3)	150		176
3.625%, 4/24/24	80		95
RegS 6.125%, 1/22/44(4)	120		140
Republic of South Africa
Series R203, 8.250%, 9/15/17	758	ZAR	49
Series R208, 6.750%, 3/31/21	1,470	ZAR	85
Republic of Sri Lanka 144A 5.875%, 7/25/22(3)	200		183
Republic of Turkey
5.125%, 3/25/22	200		206
6.750%, 5/30/40	225		250
Republic of Uruguay 5.100%, 6/18/50	400	(8)	345
Russian Federal Bond - Ofz 7.400%, 6/14/17	4,800		63
Socialist Republic of Vietnam RegS 4.800%, 11/19/24(4)	200		192
State of Qatar 144A 5.750%, 1/20/42(3)	200		234
United Mexican States Series M, 6.500%, 6/9/22	614	MXN	37

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $8,755)			7,851

CORPORATE BONDS AND NOTES—64.6%
Barbados—0.7%
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200		199

Brazil—6.1%
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	300	BRL	74
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	205		153
BRF SA 7.750%, 5/22/18	400	BRL	84
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	115		110
Itau Unibanco Holding SA RegS 5.650%, 3/19/22(4)	250		232
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200		182

1

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Brazil—(continued)
Marfrig Overseas Ltd. 144A 9.500%, 5/4/20(3)	$200	$197
Odebrecht Finance Ltd. 144A 4.375%, 4/25/25(3)	200	104
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	179	41
Petrobras Global Finance BV
3.000%, 1/15/19	80	61
5.375%, 1/27/21	290	216
6.750%, 1/27/41	100	64
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	200	91

		1,609

Canada—0.1%
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	45	40

Chile—3.8%
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	250	247
Inversiones CMPC S.A. 144A 4.375%, 5/15/23(3)	200	189
Latam Airlines Group SA 144A 7.250%, 6/9/20(3)	200	179
Transelec S.A. 144A 4.250%, 1/14/25(3)	200	196
VTR Finance BV 144A 6.875%, 1/15/24(3)	200	184

		995

China—4.6%
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	200	206
BOC Aviation Pte Ltd. 3.875%, 5/9/19	200	204
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	200	203
Kunlun Energy Co., Ltd. 144A 3.750%, 5/13/25(3)	200	195
State Grid Overseas Investment Ltd. 144A 4.125%, 5/7/24(3)	200	209
Tencent Holdings Ltd. 144A 3.800%, 2/11/25(3)	200	195

		1,212

Colombia—0.7%
Bancolombia S.A. 5.125%, 9/11/22	100	96
Ecopetrol SA 5.375%, 6/26/26	70	59
Pacific Rubiales Energy Corp. 144A 5.125%, 3/28/23(3)	200	41

		196

El Salvador—0.7%
AES El Salvador Trust II 144A 6.750%, 3/28/23(3)	200	179

Georgia—0.8%
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	200	208

	PAR VALUE	VALUE
Guatemala—0.6%
Comcel Trust 144A 6.875%, 2/6/24(3)(5)	$200	$155

Hong Kong—2.1%
Bank of China Hong Kong Ltd. 144A 5.550%, 2/11/20(3)	200	218
Hutchison Whampoa International Ltd. Series 12, 144A 6.000%, (2)(3)(6)(7)	325	340

		558

India—3.4%
Bharti Airtel International Netherlands BV 144A 5.125%, 3/11/23(3)	200	208
ICICI Bank Ltd. 144A 6.375%, 4/30/22(2)(3)	300	308
Reliance Holdings USA, Inc. 144A 5.400%, 2/14/22(3)	250	270
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200	128

		914

Indonesia—3.8%
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	200	178
Pertamina Persero PT
144A 4.875%, 5/3/22(3)	200	192
144A 6.000%, 5/3/42(3)	275	226
144A 5.625%, 5/20/43(3)	200	158
Perusahaan Listrik Negara PT 144A 5.500%, 11/22/21(3)	250	255

		1,009

Ireland—0.8%
Ardagh Finance Holdings SA PIK Interest Capitalization, 144A 8.625%, 6/15/19(3)(9)	227	225

Israel—0.8%
Israel Electric Corp. Ltd. RegS 7.250%, 1/15/19(4)	200	222

Jamaica—0.6%
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	200	166

Kazakhstan—0.7%
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	200	176

Luxembourg—0.6%
Altice Financing SA Luxembourg, 144A 7.625%, 2/15/25(3)	200	173

2

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Mexico—7.7%
Alfa SAB de CV 144A 5.250%, 3/25/24(3)	$200		$202
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	200		204
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	2,000	MXN	110
Banco Bilbao Vizcaya Argentaria Bancomer S.A. 144A 6.750%, 9/30/22(3)	150		165
Banco Santander Mexico SA 144A 5.950%, 1/30/24(2)(3)	200		206
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	200		193
Fermaca Enterprises S de RL de CV 144A 6.375%, 3/30/38(3)	196		183
Fomento Economico Mexicano SAB de CV 2.875%, 5/10/23	150		140
Grupo Televisa SAB 7.250%, 5/14/43	2,000	MXN	97
Grupo Televisa Sab 6.125%, 1/31/46	200		199
Petroleos Mexicanos
144A 4.250%, 1/15/25(3)	100		88
6.375%, 1/23/45	100		85
144A 5.625%, 1/23/46(3)	200		153

			2,025

Morocco—0.8%
Office Cherifien des Phosphates S.A. (OCP) 144A 5.625%, 4/25/24(3)	200		203

Panama—0.6%
Banco Latinoamericano de Comercio Exterior SA 144A 3.750%, 4/4/17(3)	150		152

Peru—2.3%
Banco de Credito del Peru
144A 5.375%, 9/16/20(3)	100		106
144A 6.125%, 4/24/27(2)(3)	100		104
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	100		107
144A 6.625%, 3/19/29(2)(3)	100		101
Transportadora de Gas del Peru SA 144A 4.250%, 4/30/28(3)	200		187

			605

Poland—0.8%
PKO Finance AB 144A 4.630%, 9/26/22(3)(5)	200		208

Russia—5.6%
AHML Finance Ltd. 144A 7.750%, 2/13/18(3)	5,000	RUB	64

	PAR VALUE	VALUE
Russia—(continued)
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	$200	$201
Evraz Group S.A. 144A 6.500%, 4/22/20(3)	200	187
Gazprom OAO (Gaz Capital SA) 144A 6.000%, 11/27/23(3)(5)	200	189
Lukoil OAO International Finance BV 144A 4.563%, 4/24/23(3)	200	179
Metalloinvest Finance Ltd. 144A 5.625%, 4/17/20(3)	200	193
Sberbank of Russia (Sberbank Capital SA) 144A 5.125%, 10/29/22(3)(5)	200	183
Sberbank of Russia Via SB Capital SA REGS 5.500%, 2/26/24(2)(4)(5)	200	176
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	100	105

		1,477

Singapore—0.8%
Oversea-Chinese Banking Corp. Ltd. 144A 4.000%, 10/15/24(2)(3)	200	204

South Africa—2.2%
Myriad International Holdings BV 144A 5.500%, 7/21/25(3)	200	193
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	200	203
Transnet SOC Ltd. 144A 4.000%, 7/26/22(3)	200	176

		572

South Korea—0.7%
Export-Import Bank of Korea 2.875%, 1/21/25	200	195

Sri Lanka—0.8%
Bank of Ceylon 144A 6.875%, 5/3/17(3)	200	201

Sultanate of Oman—0.7%
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	200	178

Supranational—2.3%
Africa Finance Corp. 144A 4.375%, 4/29/20(3)	200	200
Corp Andina de Fomento 4.375%, 6/15/22	200	213
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	200	191

		604

3

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Thailand—0.8%
Bangkok Bank PLC 144A 3.300%, 10/3/18(3)	$200	$204

Trinidad and Tobago—0.2%
Petroleum Co. of Trinidad & Tobago Ltd. RegS 6.000%, 5/8/22(4)	54	50

Turkey—1.6%
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	200	196
Turkiye Is Bankasi A.S 144A 7.850%, 12/10/23(3)	200	216

		412

Ukraine—0.5%
Ukreximbank Via Biz Finance plc 144A 9.625%, 4/27/22(3)	150	135

United Arab Emirates—2.1%
DP World Ltd. 144A 6.850%, 7/2/37(3)	250	245
IPIC GMTN Ltd. 144A 6.875%, 11/1/41(3)	250	321

		566

United Kingdom—0.3%
EnQuest plc 144A 7.000%, 4/15/22(3)	200	71

United States—1.0%
Aircastle Ltd. 6.250%, 12/1/19	100	108
Mallinckrodt International Finance S.A. 144A 5.625%, 10/15/23(3)	30	29
Parker Drilling Co. 6.750%, 7/15/22	50	34
Tronox Finance LLC 6.375%, 8/15/20	80	49
Weatherford International Ltd. 4.500%, 4/15/22	70	50

		270

Venezuela—1.9%
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	260	139
144A 6.000%, 5/16/24(3)	555	208
RegS 6.000%, 11/15/26(4)	400	148

		495

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $19,094)		17,063

	PAR VALUE		VALUE
LOAN AGREEMENTS(2)—0.6%
Consumer Discretionary—0.6%
Delta 2 (Lux) S.A.R.L. Tranche B-3, 4.750%, 7/30/21	$47		$45
Laureate Education, Inc. 5.000%, 6/15/18	147		123

TOTAL LOAN AGREEMENTS (Identified Cost $193)			168

	SHARES		VALUE
PREFERRED STOCK—0.7%
Energy—0.7%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	200	(10)	195

TOTAL PREFERRED STOCK (Identified Cost $202)			195

AFFILIATED MUTUAL FUND—0.6%
Virtus Credit Opportunities Fund(12)	14,941		145

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $149)			145

TOTAL LONG TERM INVESTMENTS—96.2% (Identified Cost $28,393)			25,422

TOTAL INVESTMENTS—96.2% (Identified Cost $28,393)			25,422	(1)
Other assets and liabilities, net—3.8%			1,009

NET ASSETS—100.0%			$26,431

Abbreviation:

PIK	Payment-in-Kind Security

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $17,374 or 65.7% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	Principal amount is adjusted pursuant to the change in the Index.

4

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

(9)	100% of the income received was in cash.
(10)	Value shown as par value.
(11)	Security in default.
(12)	This fund is a public fund and the prospectus and annual report are publicly available.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
PLN	Polish Zloty
RUB	Russian Ruble
ZAR	South African Rand

5

VIRTUS EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Mexico	8%
Brazil	7
Russia	6
China	5
Indonesia	5
Chile	4
India	4
Other	61

Total	100%

†	% of total investments as of December 31, 2015

6

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Debt Securities:
Corporate Bonds And Notes	$17,063	$—	$17,063
Foreign Government Securities	7,851	—	7,851
Loan Agreements	168	—	168
Equity Securities:
Affiliated Mutual Funds	145	145	—
Preferred Stocks	195	—	195

Total Investments	$25,422	$145	$25,277

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—1.8%
Consumer Staples—0.1%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar 1.73% (Brazil)	4,000	$42

Financials—1.0%
Banco Bradesco S.A. 1.10% (Brazil)	37,300	182
Bancolombia SA 4.01% (Colombia)	25,805	175

		357

Materials—0.4%
Braskem SA 2.47% (Brazil)	18,000	126

Utilities—0.3%
Companhia Paranaense de Energia, Class B 5.11% (Brazil)	14,600	90

TOTAL PREFERRED STOCKS (Identified Cost $731)		615

COMMON STOCKS—98.9%
Consumer Discretionary—8.6%
Arcelik AS (Turkey)	12,854	62
Astra International Tbk PT (Indonesia)	334,400	144
Bajaj Auto Ltd. (India)	6,514	249
Cheng Shin Rubber Industry Co., Ltd. (Taiwan)	76,000	123
Coway Co., Ltd. (South Korea)	1,970	140
Estacio Participacoes SA (Brazil)	33,300	117
Foschini Group Ltd. (The) (South Africa)	16,725	132
Gome Electrical Appliances Holding Ltd. (Bermuda)	558,063	93
Grupo Televisa S.A.B (Mexico)	11,400	62
Halla Visteon Climate Control Corp. (South Korea)	6,251	275
Kangwon Land, Inc. (South Korea)	10,312	337
Kia Motors Corp. (South Korea)	5,886	262
Lojas Americanas SA (Brazil)	18,500	58
Lojas Renner S.A. (Brazil)	31,100	134
Merida Industry Co. Ltd. (Taiwan)	37,000	198
Ruentex Industries Ltd. (Taiwan)	152,000	283
Truworths International Ltd. (South Africa)	18,658	110
Tsogo Sun Holdings Ltd. (South Africa)	103,629	162

		2,941

Consumer Staples—6.1%
Ambev SA (Brazil)	99,000	447

	SHARES	VALUE
Consumer Staples—(continued)
BRF SA (Brazil)	3,700	$52
Fomento Economico Mexicano S.A.B. de CV (Mexico)	31,900	299
Hindustan Unilever Ltd. (India)	21,714	283
KT&G Corp. (South Korea)	5,323	473
Raia Drogasil SA (Brazil)	12,800	115
Spar Group Ltd. (The) (South Africa)	22,696	270
Want Want China Holdings Ltd. (China)	213,000	158

		2,097

Energy—6.7%
Banpu Public Co. Ltd. (Thailand)	501,800	222
China Petroleum & Chemical Corp. Class H (China)	291,800	175
China Shenhua Energy Co., Ltd. Class H (China)	153,000	239
Coal India Ltd. (India)	26,238	130
Cosan S.A. Industria e Comercio (Brazil)	16,300	104
Empresas COPEC SA (Chile)	9,793	84
Gazprom PAO (Gazstream S.A.) Sponsored ADR (Russia)	96,343	354
Lukoil PJSC Sponsored ADR (Russia)	3,702	120
PTT Exploration & Production plc (Thailand)	58,200	92
Rosneft OJSC GDR (Russia)	23,016	80
Sasol Ltd. (South Africa)	9,950	270
Tatneft PAO Sponsored ADR (Russia)	10,290	272
Ultrapar Participacoes S.A. (Brazil)	11,100	170

		2,312

Financials—31.9%
Abu Dhabi Commercial Bank PJSC (United Arab Emirates)	47,242	84
Agricultural Bank of China Ltd. Class H (China)	794,000	323
AMMB Holdings Bhd (Malaysia)	137,600	145
Banco de Chile (Chile)	2,725,024	278
Banco do Brasil S.A. (Brazil)	46,500	173
Banco Santander Chile SA (Chile)	4,263,552	191
Bank of China Ltd. Class H (China)	1,808,000	802
Barclays Africa Group Ltd. (South Africa)	27,860	258
BB Seguridade Participacoes (Brazil)	20,100	124
China Construction Bank Corp. Class H (China)	1,977,000	1,349
China Everbright Bank Co., Ltd. (China)	452,000	219
China Everbright Ltd. (China)	80,000	183
China Life Insurance Co., Ltd. Class H (China)	128,000	411
Commercial Bank QSC (The) (Qatar)	11,473	144

1

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
CTBC Financial Holding Co., Ltd. (Taiwan)	161,236	$82
Dongbu Insurance Co., Ltd. (South Korea)	5,746	344
Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)	199,992	178
Evergrande Real Estate Group Ltd. (China)	555,000	486
Far East Horizon Ltd. (China)	168,000	156
First Gulf Bank PJSC (United Arab Emirates)	66,793	229
FirstRand Ltd. (South Africa)	127,776	350
Gentera S.A.B de CV (Mexico)	147,700	286
Guangzhou R&F Properties Co., Ltd. (China)	274,800	337
Hanwha Life Insurance Co., Ltd. (South Korea)	35,480	223
Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)	13,273	407
Industrial & Commercial Bank of China Ltd. Class H (China)	1,538,000	922
Komercni Banka A.S. (Czech Republic)	1,536	306
Liberty Holdings Ltd. (South Africa)	13,390	100
Malayan Banking Bhd (Malaysia)	176,200	344
MMI Holdings Ltd. (South Africa)	161,539	230
Power Finance Corp., Ltd. (India)	76,111	230
Qatar National Bank SAQ (Qatar)	1,515	73
Redefine Properties Ltd. (South Africa)	225,464	141
Rural Electrification Corp., Ltd. (India)	98,001	334
Samsung Life Insurance Co., Ltd. (South Korea)	1,413	132
Shimao Property Holdings Ltd. (China)	121,000	213
Standard Bank Group Ltd. (South Africa)	21,988	161

		10,948

Health Care—2.5%
Divi’s Laboratories Ltd. (India)	10,134	176
Kalbe Farma Tbk PT (Indonesia)	2,274,000	216
Richter Gedeon Nyrt (Hungary)	12,494	237
Sinopharm Group Co., Ltd. Class H (China)	54,800	219

		848

Industrials—8.9%
AirAsia BHD (Malaysia)	450,800	135
Alfa S.A.B de C.V. Class A (Mexico)	29,400	58
China Conch Venture Holdings Ltd. (China)	67,000	138
Daewoo International Corp. (South Korea)	24,014	331
Grupo Aeroportuario del Pacifico Sab de C.V. (Mexico)	18,100	160
Industries Qatar Qsc (Qatar)	4,807	146

	SHARES	VALUE
Industrials—(continued)
Jiangsu Expressway Co., Ltd. Class H (China)	296,000	$397
LG Corp. (South Korea)	3,984	239
Pegatron Corp. (Taiwan)	183,000	398
S-1 Corp. (South Korea)	2,385	203
Shanghai Industrial Holdings Ltd. (China)	113,000	295
Sinopec Engineering Group Co., Ltd. Class H (China)	401,000	341
TAV Havalimanlari Holding AS (Turkey)	27,365	171
Weg SA (Brazil)	13,400	51

		3,063

Information Technology—20.0%
Advanced Semiconductor Engineering, Inc. (Taiwan)	85,000	98
Asustek Computer, Inc. (Taiwan)	50,000	413
Chicony Electronics Co., Ltd. (Taiwan)	72,490	159
Compal Electronics, Inc. (Taiwan)	561,000	314
Hon Hai Precision Industry Co., Ltd. (Taiwan)	403,900	988
Infosys Ltd. (India)	64,912	1,082
Lite-On Technology Corp. (Taiwan)	131,950	127
NCSoft Corp. (South Korea)	1,469	265
NetEase, Inc. ADR (China)	1,226	222
Powertech Technology, Inc. (Taiwan)	154,000	304
Radiant Opto-Electronics Corp. (Taiwan)	155,260	353
Simplo Technology Co. Ltd. (Taiwan)	31,000	98
Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)	182,000	785
Tata Consultancy Services Ltd. (India)	12,442	457
Tech Mahindra Ltd. (India)	13,527	106
Transcend Information, Inc. (Taiwan)	46,000	120
Travelsky Technology Ltd. (China)	121,000	198
Vanguard International Semiconductor Corp. (Taiwan)	122,000	158
Wipro Ltd. (India)	29,264	247
WPG Holdings Ltd. (Taiwan)	367,000	348

		6,842

Materials—4.8%
Anhui Conch Cement Co., Ltd. (China)	146,500	392
Cementos Argos S.A. (Colombia)	26,497	81
Gold Fields Ltd. (South Africa)	70,691	193
Grupo Mexico S.A.B. de C.V. Series B (Mexico)	55,700	119
Jiangxi Copper Co., Ltd. Class H (China)	235,000	277
MMC Norilsk Nickel PJSC ADR (Russia)	5,463	69

2

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Materials—(continued)
Mondi Ltd. (South Africa)	9,384	$186
PTT Global Chemical PCL (Thailand)	238,400	330

		1,647

Telecommunication Services—7.0%
America Movil S.A.B. de C.V. Class C Series L (Mexico)	401,700	282
China Communications Services Corp. Ltd. (China)	478,000	179
China Mobile Ltd. (China)	70,000	788
MTN Group Ltd. (South Africa)	33,462	287
Philippine Long Distance Telephone Co. (Philippines)	5,780	253
SK Telecom Co., Ltd. (South Korea)	1,398	256
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	1,554,000	348
Telesites Sab (Mexico)(2)	20,085	13

		2,406

Utilities—2.4%
China Power International Development Ltd. (China)	163,000	94
China Resources Power Holdings Co., Ltd. (China)	110,000	213
Huaneng Power International, Inc. Class H (China)	354,000	303
Interconexion Electrica SA ESP (Colombia)	33,237	77
Perusahaan Gas Negara Persero Tbk PT (Indonesia)	690,800	136

		823

TOTAL COMMON STOCKS (Identified Cost $37,089)		33,927

RIGHTS—0.0%
Financials—0.0%
Banco Bradesco SA (Brazil)(2)	1,221	1

TOTAL RIGHTS (Identified Cost $0)		1

TOTAL LONG TERM INVESTMENTS—100.7% (Identified Cost $37,820)		34,543

SHARES	VALUE
TOTAL INVESTMENTS—100.7% (Identified Cost $37,820)	34,543	(1)
Other assets and liabilities, net—(0.7)%	(254)

NET ASSETS—100.0%	$34,289

Abbreviations:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

3

VIRTUS EMERGING MARKETS EQUITY INCOME FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
China	29%
Taiwan	16
South Korea	11
India	10
South Africa	8
Brazil	6
Mexico	4
Other	16

Total	100%

†	% of total investments as of December 31, 2015

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$33,927	$8,660	$25,267
Preferred Stocks	615	615	—
Rights	1	—	1

Total Investments	$34,543	$9,275	$25,268

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—94.9%
Consumer Discretionary—9.8%
Ace Hardware Indonesia Tbk PT (Indonesia)	1,396,000	$83
Goldlion Holdings Ltd. (Hong Kong)	242,000	98
Pico Far East Holdings Ltd. (Hong Kong)	659,780	179
Truworths International Ltd. (South Africa)	6,100	36

		396

Consumer Staples—22.7%
AVI Ltd. (South Africa)	22,310	112
Compania Cervecerias Unidas SA Sponsored ADR (Chile)	2,130	46
Embotelladora Andina ADR S.A. Class-B (Chile)	4,990	87
Grupo Herdez Sab de CV (Mexico)	34,825	90
Guinness Anchor Bhd (Malaysia)	30,200	93
Massmart Holdings Ltd. (South Africa)	4,655	30
Oldtown Bhd (Malaysia)	300,750	111
Pinar SUT Mamulleri Sanayii AS (Turkey)	14,800	83
Premier Marketing PCL (Thailand)	600,000	175
Wawel SA (Poland)	309	94

		921

Financials—14.6%
ARA Asset Management Ltd. (Singapore)	145,880	121
BFI Finance Indonesia Tbk PT (Indonesia)(3)	727,000	148
Bolsa Mexicana de Valores Sab de CV SA (Mexico)	32,800	44
Credit Analysis & Research Ltd. (India)	322	6
Equity Group Holdings Ltd. (Kenya)	205,600	80
Korea Ratings Corp. (South Korea)	2,930	126
Tisco Financial Group PCL (Thailand)	57,700	68

		593

Health Care—1.6%
OdontoPrev S.A. (Brazil)	26,900	64

Industrials—20.0%
Freight Management Holdings Bhd (Malaysia)	210,029	68
Prosegur Cia de Seguridad SA (Spain)	22,500	104
S-1 Corp. (South Korea)	2,465	210
Sinmag Equipment Corp. (Taiwan)	24,520	77
Taiwan Secom Co., Ltd. (Taiwan)	54,874	163
Tegma Gestao Logistica (Brazil)	91,600	109
Turk Traktor Ve Ziraat Makineleri AS (Turkey)	3,400	81

		812

	SHARES	VALUE
Information Technology—13.7%
Autohome, Inc. ADR (China)(2)	4,750	$166
Bitauto Holdings Ltd. ADR (China)(2)	1,150	33
Lumax International Corp., Ltd. (Taiwan)	98,800	130
MercadoLibre, Inc. (United States)	790	90
TOTVS SA (Brazil)	10,200	80
Yandex NV Class A (Russia)(2)	3,575	56

		555

Materials—10.0%
Assore Ltd. (South Africa)	9,600	39
KPX Chemical Co. Ltd. (South Korea)	2,415	99
Synthos SA (Poland)	35,000	34
Transpaco Ltd. (South Africa)	100,500	125
Yung Chi Paint & Varnish Manufacturing Co. Ltd. (Taiwan)	51,000	109

		406

Telecommunication Services—2.5%
APT Satellite Holdings Ltd. (China)	128,000	103

TOTAL COMMON STOCKS (Identified Cost $4,741)		3,850

WARRANTS—3.7%
Financials—1.3%
Crisil Ltd. Strike price $0.01 Expiration Date 06/06/16 (India)	1,800	53

Information Technology—2.4%
EClerx Services Ltd. Strike price $0.01 Expiration Date 12/16/16 (India)	1,933	41
EClerx Services Ltd. Strike price $0.01 Expiration Date 12/31/18 (India)	2,700	58

		99

TOTAL WARRANTS (Identified Cost $134)		152

TOTAL LONG TERM INVESTMENTS—98.6% (Identified Cost $4,875)		4,002

TOTAL INVESTMENTS—98.6% (Identified Cost $4,875)		4,002	(1)
Other assets and liabilities, net—1.4%		56

NET ASSETS—100.0%		$4,058

1

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.

2

VIRTUS EMERGING MARKETS SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Taiwan	12%
South Korea	11
South Africa	9
China	8
Malaysia	7
Hong Kong	6
Brazil	6
Other	41

Total	100%

†	% of total investments as of December 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$3,850	$2,420	$1,430
Warrants	152	—	152

Total Investments	$4,002	$2,420	$1,582

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $121 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Schedules of Investments for more information.)

Securities held by the Fund with an end of period value of $247 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Schedules of Investments for more information.)

The accompanying notes are an integral part of the financial statements

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—98.5%
Consumer Discretionary—25.5%
Advance Auto Parts, Inc.	23,729	$3,571
Amazon.com, Inc.(2)	23,165	15,657
AutoNation, Inc.(2)	23,570	1,406
AutoZone, Inc.(2)	9,630	7,145
Cablevision Systems Corp. Class A	24,850	793
CarMax, Inc.(2)	71,300	3,848
Carnival Corp.	155,163	8,453
Chipotle Mexican Grill, Inc.(2)	3,400	1,632
Comcast Corp. Class A	308,328	17,399
Darden Restaurants, Inc.	13,470	857
Expedia, Inc.	7,180	893
Gap, Inc. (The)	61,805	1,527
Goodyear Tire & Rubber Co. (The)	732,790	23,940
H&R Block, Inc.	695,807	23,177
Home Depot, Inc. (The)	134,250	17,755
Horton (D.R.), Inc.	314,400	10,070
Interpublic Group of Cos., Inc. (The)	373,616	8,698
L Brands, Inc.	62,505	5,989
Leggett & Platt, Inc.	179,889	7,559
Lennar Corp. Class A	174,550	8,537
Lowe’s Cos., Inc.	100,573	7,648
Marriott International, Inc. Class A	67,599	4,532
McDonald’s Corp.	86,520	10,221
Mohawk Industries, Inc.(2)	90,334	17,108
Netflix, Inc.(2)	26,940	3,081
Newell Rubbermaid, Inc.	572,280	25,226
News Corp.	308,835	4,311
News Corp. Class A	1,093,578	14,610
NIKE, Inc. Class B	388,700	24,294
O’Reilly Automotive, Inc.(2)	30,900	7,831
Omnicom Group, Inc.	229,807	17,387
Priceline Group, Inc. (The)(2)	3,470	4,424
PulteGroup, Inc.	336,840	6,003
Ross Stores, Inc.	95,060	5,115
Royal Caribbean Cruises Ltd.	57,135	5,783
Starbucks Corp.	146,910	8,819
Starwood Hotels & Resorts Worldwide, Inc.	51,273	3,552
Time Warner Cable, Inc.	29,005	5,383
Time Warner, Inc.	56,039	3,624
TJX Cos., Inc. (The)	168,090	11,919
TripAdvisor, Inc.(2)	6,985	595

	SHARES	VALUE
Consumer Discretionary—(continued)
Twenty-First Century Fox, Inc.	28,945	$788
Twenty-First Century Fox, Inc. Class A	83,710	2,274
Urban Outfitters, Inc.(2)	25,067	570
Viacom, Inc. Class B	23,311	960
Walt Disney Co. (The)	105,632	11,100
Wyndham Worldwide Corp.	38,101	2,768
Yum! Brands, Inc.	49,020	3,581

		382,413

Consumer Staples—10.1%
Altria Group, Inc.	177,467	10,330
Brown-Forman Corp. Class B	80,260	7,968
Campbell Soup Co.	16,405	862
ConAgra Foods, Inc.	42,107	1,775
Constellation Brands, Inc. Class A	122,727	17,481
CVS Health Corp.	148,654	14,534
General Mills, Inc.	55,436	3,197
Hershey Co. (The)	14,857	1,326
Hormel Foods Corp.	10,846	858
J.M. Smucker Co. (The)	9,854	1,216
Kellogg Co.	23,509	1,699
Keurig Green Mountain, Inc.	10,739	966
Kraft Heinz Co.(The)	53,591	3,899
Kroger Co. (The)	427,280	17,873
McCormick & Co., Inc.	10,158	869
Mead Johnson Nutrition Co.	17,214	1,359
Molson Coors Brewing Co. Class B	277,585	26,071
Mondelez International, Inc. Class A	147,708	6,623
Philip Morris International, Inc.	135,913	11,948
Reynolds American, Inc.	75,192	3,470
Tyson Foods, Inc. Class A	25,133	1,340
Walgreens Boots Alliance, Inc.	116,912	9,956
Whole Foods Market, Inc.	158,732	5,318

		150,938

Energy—1.6%
Marathon Petroleum Corp.	106,626	5,528
Phillips 66	99,998	8,180
Tesoro Corp.	26,138	2,754
Valero Energy Corp.	103,905	7,347

		23,809

Financials—14.4%
ACE Ltd.	48,937	5,718
Aflac, Inc.	53,725	3,218

1

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Allstate Corp. (The)	63,520	$3,944
American Tower Corp. REIT	57,657	5,590
AON plc	104,627	9,648
Apartment Investment & Management Co. Class A REIT	55,172	2,209
AvalonBay Communities, Inc.	45,715	8,418
Bank of America Corp.	231,987	3,904
CBRE Group, Inc. Class A(2)	564,734	19,529
Charles Schwab Corp. (The)	133,529	4,397
Chubb Corp. (The)	35,491	4,708
Cincinnati Financial Corp.	22,269	1,318
Citigroup, Inc.	67,987	3,518
CME Group, Inc.	63,036	5,711
Comerica, Inc.	3,899	163
Crown Castle International Corp. REIT	46,786	4,045
E*Trade Financial Corp.(2)	32,858	974
Equity Residential	122,360	9,983
Essex Property Trust, Inc.	23,015	5,510
General Growth Properties, Inc.	134,656	3,664
Goldman Sachs Group, Inc. (The)	48,639	8,766
Intercontinental Exchange, Inc.	20,895	5,355
Iron Mountain, Inc.	27,865	753
JPMorgan Chase & Co.	82,533	5,450
Kimco Realty Corp.	94,592	2,503
Lincoln National Corp.	31,242	1,570
Macerich Co. (The)	30,826	2,487
Marsh & McLennan Cos., Inc.	199,067	11,038
McGraw-Hill Cos., Inc. (The)	49,438	4,874
MetLife, Inc.	141,802	6,836
Moody’s Corp.	32,165	3,227
Morgan Stanley	177,705	5,653
NASDAQ OMX Group, Inc. (The)	22,418	1,304
Plum Creek Timber Co. REIT, Inc.	24,700	1,179
Principal Financial Group, Inc.	34,602	1,556
Progressive Corp. (The)	94,861	3,017
Prudential Financial, Inc.	55,373	4,508
Public Storage	19,960	4,944
Realty Income Corp. REIT	53,002	2,736
Simon Property Group, Inc.	72,162	14,031
Torchmark Corp.	14,309	818
Travelers Cos., Inc. (The)	45,600	5,146
U.S. Bancorp	37,034	1,580
Unum Group	29,585	985
Wells Fargo & Co.	106,661	5,798

	SHARES	VALUE
Financials—(continued)
Weyerhaeuser Co. REIT	72,722	$2,180
XL Group plc	47,378	1,856

		216,319

Health Care—14.1%
Abbott Laboratories	82,486	3,704
AbbVie, Inc.	45,993	2,725
Aetna, Inc.	34,940	3,778
Agilent Technologies, Inc.	79,390	3,319
Alexion Pharmaceuticals, Inc.(2)	6,938	1,323
Allergan plc(2)	7,311	2,285
AmerisourceBergen Corp.	39,484	4,095
Amgen, Inc.	23,606	3,832
Anthem, Inc.	28,280	3,943
Bard (C.R.), Inc.	4,158	788
Baxalta, Inc.	16,633	649
Baxter International, Inc.	28,803	1,099
Becton, Dickinson & Co.	12,107	1,866
Biogen, Inc.(2)	7,362	2,255
Boston Scientific Corp.(2)	75,853	1,399
Bristol-Myers Squibb Co.	32,819	2,258
Cardinal Health, Inc.	61,148	5,459
Celgene Corp.(2)	25,330	3,034
Cerner Corp.(2)	327,644	19,714
Cigna Corp.	25,880	3,787
DaVita HealthCare Partners, Inc.(2)	38,936	2,714
DENTSPLY International, Inc.	330,663	20,121
Edwards Lifesciences Corp.(2)	11,530	911
Eli Lilly & Co.	18,911	1,593
Endo International plc	4,100	251
Express Scripts Holding Co.(2)	151,175	13,214
Gilead Sciences, Inc.	46,698	4,725
HCA Holdings, Inc.(2)	177,571	12,009
Henry Schein, Inc.(2)	15,549	2,460
Humana, Inc.	15,950	2,847
Intuitive Surgical, Inc.(2)	2,081	1,137
Johnson & Johnson	55,213	5,671
Laboratory Corporation of America Holdings(2)	22,164	2,740
Mallinckrodt plc	2,279	170
McKesson Corp.	44,400	8,757
Medtronic plc	78,122	6,009
Merck & Co., Inc.	57,270	3,025
Mylan NV	7,254	392
Patterson Cos., Inc.	17,478	790

2

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
PerkinElmer, Inc.	28,356	$1,519
Perrigo Co. plc	3,123	452
Pfizer, Inc.	127,596	4,119
Quest Diagnostics, Inc.	31,144	2,216
Regeneron Pharmaceuticals, Inc.(2)	2,471	1,341
St. Jude Medical, Inc.	14,779	913
Stryker Corp.	18,028	1,676
Tenet Healthcare Corp.(2)	53,337	1,616
Thermo Fisher Scientific, Inc.	98,338	13,949
UnitedHealth Group, Inc.	97,310	11,448
Universal Health Services, Inc. Class B	52,835	6,313
Varian Medical Systems, Inc.(2)	5,725	463
Vertex Pharmaceuticals, Inc.(2)	7,010	882
Waters Corp.(2)	20,552	2,766
Zimmer Biomet Holdings, Inc.	9,192	943
Zoetis, Inc.	8,231	394

		211,858

Industrials—13.3%
3M Co.	34,595	5,211
Allegion plc	146,440	9,653
American Airlines Group, Inc.	144,544	6,121
Avery Dennison Corp.	62,976	3,946
Boeing Co. (The)	27,032	3,909
Cintas Corp.	278,480	25,356
Danaher Corp.	31,545	2,930
Delta Air Lines, Inc.	174,601	8,850
Dover Corp.	27,104	1,662
Dun & Bradstreet Corp.	28,660	2,979
Equifax, Inc.	82,930	9,236
Flowserve Corp.	23,112	973
General Dynamics Corp.	13,140	1,805
General Electric Co.	544,939	16,975
Honeywell International, Inc.	32,762	3,393
Hunt (J.B.) Transport Services, Inc.	175,041	12,841
Illinois Tool Works, Inc.	57,025	5,285
Ingersoll-Rand plc	47,435	2,623
L-3 Communications Holdings, Inc.	3,578	428
Lockheed Martin Corp.	11,239	2,441
Masco Corp.	521,680	14,764
Nielsen Holdings plc	283,980	13,233
Northrop Grumman Corp.	8,095	1,528
Parker Hannifin Corp.	24,809	2,406
Pentair plc	31,258	1,548

	SHARES	VALUE
Industrials—(continued)
Precision Castparts Corp.	5,813	$1,349
Raytheon Co.	12,280	1,529
Robert Half International, Inc.	219,330	10,339
Rockwell Collins, Inc.	5,380	497
Roper Technologies, Inc.	5,330	1,012
Ryder System, Inc.	105,990	6,023
Snap-On, Inc.	9,837	1,686
Southwest Airlines Co.	123,630	5,323
Stanley Black & Decker, Inc.	26,328	2,810
Textron, Inc.	11,634	489
United Continental Holdings, Inc.(2)	79,916	4,579
United Technologies Corp.	36,006	3,459
Xylem, Inc.	31,400	1,146

		200,337

Information Technology—11.1%
Activision Blizzard, Inc.	301,078	11,655
Adobe Systems, Inc.(2)	86,865	8,160
Akamai Technologies, Inc.(2)	8,110	427
Alliance Data Systems Corp.(2)	3,550	982
Alphabet, Inc. Class A(2)	9,520	7,407
Alphabet, Inc. Class C(2)	9,442	7,165
Apple, Inc.	144,448	15,205
Autodesk, Inc.(2)	29,652	1,807
Automatic Data Processing, Inc.	27,060	2,292
CA, Inc.	12,000	343
Citrix Systems, Inc.(2)	27,508	2,081
eBay, Inc.(2)	38,540	1,059
Electronic Arts, Inc.(2)	193,297	13,283
EMC Corp.	47,334	1,215
Equinix, Inc.	8,264	2,499
Facebook, Inc. Class A(2)	76,020	7,956
Fidelity National Information Services, Inc.	18,350	1,112
Fiserv, Inc.(2)	13,415	1,227
Hewlett Packard Co., Inc.(2)	51,380	608
Hewlett Packard Enterprise Co.	51,380	781
Intuit, Inc.	47,465	4,580
MasterCard, Inc. Class A	58,920	5,736
Microsoft Corp.	334,151	18,539
NetApp, Inc.	7,572	201
Oracle Corp.	136,333	4,980
Paychex, Inc.	17,712	937
PayPal Holdings, Inc.(2)	54,170	1,961
Red Hat, Inc.(2)	7,821	648

3

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
salesforce.com, Inc.(2)	108,093	$8,474
SanDisk Corp.	4,613	351
Seagate Technology plc	7,616	279
Symantec Corp.	30,650	644
TE Connectivity Ltd.	313,204	20,236
Total System Services, Inc.	8,710	434
VeriSign, Inc.(2)	3,182	278
Visa, Inc. Class A	107,950	8,371
Western Digital Corp.	5,226	314
Western Union Co. (The)	31,170	558
Xerox Corp.	58,967	627
Yahoo!, Inc.(2)	28,947	963

		166,375

Materials—5.2%
Ecolab, Inc.	52,816	6,041
International Flavors & Fragrances, Inc.	15,198	1,818
LyondellBasell Industries N.V. Class A	267,063	23,208
Martin Marietta Materials, Inc.	74,680	10,200
PPG Industries, Inc.	52,631	5,201
Sealed Air Corp.	151,798	6,770
Sherwin-Williams Co. (The)	14,680	3,811
Vulcan Materials Co.	133,650	12,693
Westrock Co.	190,595	8,695

		78,437

Telecommunication Services—1.5%
Level 3 Communications, Inc.(2)	402,980	21,906

Utilities—1.7%
AGL Resources, Inc.	412,388	26,314

TOTAL COMMON STOCK (Identified Cost $1,437,514)		1,478,706

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $1,437,514)		1,478,706

TOTAL INVESTMENTS—98.5% (Identified Cost $1,437,514)		1,478,706	(1)
Other assets and liabilities, net—1.5%		22,716

NET ASSETS—100.0%		$1,501,422

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

4

VIRTUS EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	94%
Netherlands	2
Switzerland	2
Ireland	1
United Kingdom	1

Total	100%

†	% of total investments as of December 31, 2015

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,478,706	$1,478,706

Total Investments	$1,478,706	$1,478,706

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—95.8%
Consumer Discretionary—4.0%
Delphi Automotive plc (United Kingdom)	451	$39
EnerCare, Inc. (Canada)	6,165	71
Johnson Controls, Inc. (United States)	1,601	63

		173

Consumer Staples—15.0%
Adecoagro SA (Brazil)(2)	4,672	57
AG Growth International, Inc. (Canada)	1,000	24
Andersons, Inc. (The) (United States)	600	19
Archer-Daniels-Midland Co. (United States)	1,529	56
Aryzta AG (Switzerland)	426	22
Bunge Ltd. (United States)	1,097	75
Golden Agri-Resources Ltd. (Singapore)	169,600	41
Greencore Group plc (Ireland)	6,571	34
Indofood Agri Resources Ltd. (Singapore)	36,200	13
JBS SA (Brazil)	7,400	23
KWS SAAT AG (Germany)	82	25
Marine Harvest ASA (Norway)	1,296	17
Minerva Sa/Brazil (Brazil)(2)	7,000	24
Origin Enterprises plc (Ireland)(2)	6,532	54
Purecircle Ltd. (United Kingdom)(2)	4,297	25
SLC Agricola SA (Brazil)	11,300	47
SunOpta, Inc. (Canada)(2)	5,295	36
United Natural Foods, Inc. (United States)(2)	523	21
Whitewave Foods Co. (United States)(2)	918	36

		649

Energy—5.0%
Chorus Gmbh (Germany)(2)	1,914	20
Cosan Ltd. (Brazil)	22,100	81
Energy Development Corp. (Philippines)	159,500	21
Greenko Group plc (India)	6,066	9
Innergex Renewable Energy, Inc. (Canada)	2,831	23
Newalta Corp. (Canada)	3,404	9
Pattern Energy Group, Inc. (United States)	1,729	36
TransAlta Renewables, Inc. (Canada)	2,241	17

		216

Financials—4.4%
Capital Stage AG (Germany)	2,262	19
Gladstone Land Corp. (United States)	2,246	20
Hannon Armstrong Sustainable Infrastructure Capital, Inc. (United States)	2,069	39

	SHARES	VALUE
Financials—(continued)
PICO Holdings, Inc. (United States)(2)	3,524	$36
Renewables Infrastructure Group Ltd. (The) (United Kingdom)	31,730	48
Saeta Yield SA (Spain)	3,154	30

		192

Health Care—1.3%
Agilent Technologies, Inc. (United States)	763	32
Genus plc (United Kingdom)	973	22

		54

Industrials—29.6%
Aegion Corp. (United States)(2)	1,335	26
AGCO Corp. (United States)	400	18
Ameresco, Inc. (United States)(2)	3,621	23
Amiad Water Systems Ltd. (Israel)(2)	3,414	8
Arcadis NV (Netherlands)	2,390	48
BayWa AG (Germany)	1,906	59
Canadian National Railway Co. (Canada)	353	20
China Everbright International Ltd. (Hong Kong)	9,000	12
Covanta Holding Corp. (United States)	3,765	58
CSX Corp. (United States)	2,203	57
Danaher Corp. (United States)	572	53
Deere & Co. (United States)	208	16
Dialight plc (United Kingdom)	734	5
DIRTT Environmental Solutions (Canada)(2)	1,357	7
Eaton Corp. plc (United States)	762	40
Empresas ICA Sab de CV (Mexico)(2)	15,600	3
Flowserve Corp. (United States)	176	7
Franklin Electric Co., Inc. (United States)	304	8
FuelCell Energy, Inc. (United States)(2)	758	4
Gamesa Corp Tecnologica SA (Spain)	1,376	24
GEA Group AG (Germany)	1,215	49
Georg Fisher AG Registered Shares (Switzerland)	37	25
HD Supply Holdings, Inc. (United States)(2)	2,160	65
Lumenpulse, Inc. (Canada)(2)	1,378	19
METAWATER Co. Ltd. (Japan)	300	7
Mueller Water Products, Inc. Class A (United States)	6,436	55
Noble Group Ltd. (Singapore)	40,000	11
Pentair plc (United States)	1,327	66
PNE Wind AG (Germany)	8,797	20
Prysmian SpA (Italy)	771	17

1

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Industrials—(continued)
Quanta Services, Inc. (United States)(2)	895	$18
Regal-Beloit Corp. (United States)	663	39
Rexnord Corp. (United States)(2)	3,939	71
Rumo Logistica Operadora Multimodal SA (Brazil)(2)	6,230	10
SIG plc (United Kingdom)	8,258	18
SPX Corp. (United States)	3,725	35
SPX Flow, Inc. (United States)(2)	1,967	55
Tetra Tech, Inc. (United States)	2,286	59
Toro Co. (The) (United States)	331	24
Wolseley plc (Jersey)	478	26
Xylem, Inc. (United States)	1,434	52
Zumtobel Group AG (Austria)	1,700	43

		1,280

Information Technology—11.1%
Canadian Solar, Inc. (Canada)(2)	2,385	69
Daqo New Energy Corp. ADR (China)(2)	363	6
First Solar, Inc. (United States)(2)	905	60
GCL-Poly Energy Holdings Ltd. (China)	116,000	17
Itron, Inc. (United States)(2)	1,262	46
JinkoSolar Holding Co.Ltd. ADR (China)(2)	1,291	36
PSI AG Gesellschaft Fuer Produkte Und Systeme Der Informationstechnologie (Germany)(2)	880	12
Pure Technologies Ltd. (Canada)	8,236	28
SolarEdge Technologies, Inc. (United States)(2)	901	25
SunEdison, Inc. (United States)(2)	2,265	12
SunPower Corp. (United States)(2)	3,203	96
Trimble Navigation Ltd. (United States)(2)	1,291	28
Trina Solar Ltd. ADR (China)(2)	4,020	44

		479

Materials—12.0%
Agrium, Inc. (Canada)	568	51
Calgon Carbon Corp. (United States)	4,082	70
CF Industries Holdings, Inc. (United States)	680	28
Ecolab, Inc. (United States)	377	43
FMC Corp. (United States)	609	24
Israel Chemicals Ltd. (Israel)	3,678	15
Johnson Matthey plc (United Kingdom)	809	32
Monsanto Co. (United States)	439	43
Mosaic Co. (The) (United States)	1,366	38

	SHARES	VALUE
Materials—(continued)
PhosAgro OAO GDR Registered Shares (Russia)	3,305	$42
Plant Health Care plc (United Kingdom)(2)(3)	11,001	13
Potash Corp. of Saskatchewan, Inc. (Canada)	2,020	35
Syngenta AG Registered Shares (Switzerland)	139	54
Yara International ASA (Norway)	667	29

		517

Utilities—13.4%
American Water Works Co., Inc. (United States)	528	32
Aqua America, Inc. (United States)	276	8
Beijing Enterprises Water Group Ltd. Class H (Bermuda)(2)	26,000	18
Beijing Jingneng Clean Energy Co., Ltd. (China)	52,000	18
California Water Service Group (United States)	1,749	41
Capstone Infrastructure Corp. (Canada)	26,054	68
China Everbright Water Ltd. (China)(2)	33,200	14
Companhia de Saneamento Basico do Estado de Sao Paulo ADR (Brazil)	2,275	11
Companhia de Saneamento de Minas Gerais (Brazil)	1,600	6
CT Environmental Group (Cayman Islands)	22,000	7
EDP Renovaveis SA (Spain)	5,552	44
Guangdong Investments Ltd. (China)	10,000	14
Huaneng Renewables Corp. Ltd. Class H (China)	130,000	39
Manila Water Co, Inc. (Philippines)	22,000	12
National Grid plc (United Kingdom)	1,522	21
NextEra Energy, Inc. (United States)	310	32
Northland Power, Inc. (Canada)	1,522	21
NRG Yield, Inc. (United States)	2,012	30
SevernTrent plc (United Kingdom)	656	21
Suez Environnement SA (France)	3,460	65
United Utilities Group plc (United Kingdom)	2,756	38
Veolia Environnement SA (France)	776	18

		578

TOTAL COMMON STOCKS (Identified Cost $4,738)		4,138

CLOSED END FUND—0.9%
Financials—0.4%
Greencoat UK Wind plc Fund (United Kingdom)	9,519	15

Industrials—0.5%
Chemtrade Logistics Income Fund (Canada)	1,733	23

2

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

TOTAL CLOSED END FUND (Identified Cost $44)		38

RIGHTS—0.0%
Industrials—0.0%
Rumo Logistica expire 2/1/16 (Brazil)(2)	2,238	$0

		0

Information Technology—0.0%
GCL Poly Energy Expire 1/20/16 (Hong Kong)	23,200	0

		0

TOTAL RIGHTS (Identified Cost $0)		0

TOTAL LONG TERM INVESTMENTS—96.7% (Identified Cost $4,782)		4,176

TOTAL INVESTMENTS—96.7% (Identified Cost $4,782)		4,176	(1)
Other assets and liabilities, net—3.4%		145

NET ASSETS—100.0%		$4,321

Abbreviation:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.

3

VIRTUS ESSENTIAL RESOURCES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	46%
Canada	13
United Kingdom	7
Brazil	6
China	5
Germany	5
Switzerland	2
Other	16

Total	100%

†	% of total investments as of December 31, 2015

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Closed End Fund	$38	$38	$—
Common Stocks	4,138	3,894	244
Rights	—	—	—

Total Investments	$4,176	$3,932	$244

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—96.9%
Consumer Discretionary—11.8%
Alimentation Couche -Tard, Inc. Class B (Canada)	805,748	$35,469
Domino’s Pizza Group plc (United Kingdom)	1,818,780	28,207
Hermes International SA (France)	63,126	21,387
Naspers Ltd. Class N (South Africa)	210,366	28,838
Paddy Power plc (Ireland)	191,111	25,567
Persimmon plc (United Kingdom)	1,111,408	33,211
Priceline Group, Inc. (The) (United States)(2)	31,412	40,048

		212,727

Consumer Staples—36.9%
AmorePacific Corp. (South Korea)	10,761	3,776
British American Tobacco plc (United Kingdom)	2,056,420	114,321
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	5,414	33,811
Diageo plc (United Kingdom)	1,039,065	28,438
Imperial Tobacco Group plc (United Kingdom)	812,411	42,954
ITC Ltd. (India)	4,507,954	22,291
L’Oreal SA (France)	144,838	24,445
Nestle S.A. Registered Shares (Switzerland)	1,115,679	83,041
Philip Morris International, Inc. (United States)	1,040,936	91,509
Reckitt Benckiser Group plc (United Kingdom)	840,595	77,835
SABMiller plc (United Kingdom)	1,015,156	60,902
Unicharm Corp. (Japan)	927,800	18,947
Unilever N.V. CVA (Netherlands)	1,457,386	63,519

		665,789

Energy—1.1%
Enbridge, Inc. (Canada)	584,197	19,421

Financials—15.2%
ABN AMRO Group NV (Netherlands)(2)	358,715	8,058
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	25,822	189
Daito Trust Construction Co., Ltd. (Japan)	199,200	23,010
Housing Development Finance Corp. (India)	4,776,712	90,852
Housing Development Finance Corp. Bank Ltd. (India)	4,730,967	77,269
Housing Development Finance Corp. Bank Ltd. ADR (India)	15,174	935
Link (The) (Hong Kong)	3,312,024	19,746
Lloyds Banking Group plc (United Kingdom)	20,780,094	22,384
UBS Group AG (Switzerland)	1,647,603	32,110

		274,553

	SHARES	VALUE
Health Care—19.1%
Bayer AG Registered Shares (Germany)	308,492	$38,823
Coloplast A/S Class B (Denmark)	165,540	13,427
CSL Ltd. (Australia)	594,720	45,341
Essilor International SA (France)	270,371	33,805
Grifols SA (Spain)	617,964	28,629
Novo Nordisk A/S Class B (Denmark)	989,137	57,601
Ramsay Health Care Ltd. (Australia)	659,204	32,414
Roche Holding AG (Switzerland)	312,161	86,143
Sonic Healthcare Ltd. (Australia)	602,341	7,799

		343,982

Industrials—2.4%
Bureau Veritas SA (France)	1,202,260	24,027
Cheung Kong Infrastructure Holdings Ltd. (Hong Kong)	2,056,089	18,996

		43,023

Information Technology—9.2%
Accenture plc Class A (United States)	299,756	31,325
Alphabet, Inc. Class C (United States)(2)	61,414	46,606
PayPal Holdings, Inc. (United States)(2)	1,206,222	43,665
SAP SE (Germany)	565,963	45,133

		166,729

Materials—1.2%
Air Liquide SA (France)	189,776	21,377

TOTAL COMMON STOCKS (Identified Cost $1,289,720)		1,747,601

TOTAL LONG TERM INVESTMENTS—96.9% (Identified Cost $1,289,720)		1,747,601

SHORT-TERM INVESTMENT—0.1%
Money Market Mutual Fund—0.1%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	1,711,567	1,712

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,712)		1,712

TOTAL INVESTMENTS—97.0% (Identified Cost $1,291,432)		1,749,313	(1)
Other assets and liabilities, net—3.0%		53,925

NET ASSETS—100.0%		$1,803,238

Abbreviations:

ADR	American Depositary Receipt

1

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

VIRTUS FOREIGN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	23%
United States	15
Switzerland	13
India	11
France	7
Australia	5
Germany	5
Other	21

Total	100%

†	% of total investments as of December 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$1,747,601	$1,387,160	$360,441
Short-Term Investments	1,712	1,712	—

Total Investments	$1,749,313	$1,388,872	$360,441

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—80.0%
Consumer Discretionary—22.4%
Advance Auto Parts, Inc.	528	$79
Amazon.com, Inc.(2)	927	627
AutoNation, Inc.(2)	960	57
AutoZone, Inc.(2)	350	260
Cablevision Systems Corp. Class A	400	13
CarMax, Inc.(2)	2,382	129
Carnival Corp.	3,010	164
Chipotle Mexican Grill, Inc.(2)	70	34
Comcast Corp. Class A	8,172	461
Darden Restaurants, Inc.	320	20
Expedia, Inc.	290	36
Gap, Inc. (The)	2,160	53
Goodyear Tire & Rubber Co. (The)	22,380	731
H&R Block, Inc.	16,401	546
Home Depot, Inc. (The)	4,090	541
Horton (D.R.), Inc.	8,520	273
Interpublic Group of Cos., Inc. (The)	7,657	178
L Brands, Inc.	1,725	165
Leggett & Platt, Inc.	3,885	163
Lennar Corp. Class A	4,610	226
Lowe’s Cos., Inc.	3,045	232
Marriott International, Inc. Class A	1,329	89
McDonald’s Corp.	2,440	288
Mohawk Industries, Inc.(2)	1,762	334
Netflix, Inc.(2)	1,260	144
Newell Rubbermaid, Inc.	17,400	767
News Corp.	7,379	103
News Corp. Class A	26,232	350
NIKE, Inc. Class B	13,220	826
O’Reilly Automotive, Inc.(2)	1,090	276
Omnicom Group, Inc.	4,644	351
Priceline Group, Inc. (The)(2)	130	166
PulteGroup, Inc.	8,450	151
Ross Stores, Inc.	3,180	171
Royal Caribbean Cruises Ltd.	1,135	115
Starbucks Corp.	3,740	225
Starwood Hotels & Resorts Worldwide, Inc.	1,151	80
Time Warner Cable, Inc.	845	157
Time Warner, Inc.	1,328	86
TJX Cos., Inc.	4,580	325
TripAdvisor, Inc.(2)	320	27
Twenty-First Century Fox, Inc.	728	20

	SHARES	VALUE
Consumer Discretionary—(continued)
Twenty-First Century Fox, Inc. Class A	2,023	$55
Urban Outfitters, Inc.(2)	815	19
Viacom, Inc. Class B	558	23
Walt Disney Co. (The)	2,568	270
Wyndham Worldwide Corp.	804	58
Yum! Brands, Inc.	1,100	80

		10,544

Consumer Staples—7.9%
Altria Group, Inc.	4,424	258
Brown-Forman Corp. Class B	3,087	306
Campbell Soup Co.	412	22
ConAgra Foods, Inc.	941	40
Constellation Brands, Inc. Class A	3,340	476
CVS Health Corp.	2,951	288
General Mills, Inc.	1,275	73
Hershey Co. (The)	291	26
Hormel Foods Corp.	321	25
J.M. Smucker Co. (The)	225	28
Kellogg Co.	582	42
Keurig Green Mountain, Inc.	246	22
Kraft Heinz Co. (The)	1,315	96
Kroger Co. (The)	10,290	430
McCormick & Co., Inc.	250	21
Mead Johnson Nutrition Co.	418	33
Molson Coors Brewing Co. Class B	6,417	603
Mondelez International, Inc. Class A	3,696	166
Philip Morris International, Inc.	3,513	309
Reynolds American, Inc.	1,858	86
Tyson Foods, Inc. Class A	624	33
Walgreens Boots Alliance, Inc.	2,266	193
Whole Foods Market, Inc.	3,861	129

		3,705

Energy—1.6%
Marathon Petroleum Corp.	3,234	168
Phillips 66	3,235	264
Tesoro Corp.	880	93
Valero Energy Corp.	3,042	215

		740

Financials—10.5%
ACE Ltd.	1,063	124
Aflac, Inc.	1,299	78
Allstate Corp. (The)	1,298	81

1

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
American Tower Corp. REIT	1,268	$123
AON plc	2,514	232
Apartment Investment & Management Co. Class A REIT	1,192	48
AvalonBay Communities, Inc.	967	178
Bank of America Corp.	5,772	97
CBRE Group, Inc. Class A(2)	13,423	464
Charles Schwab Corp. (The)	3,403	112
Chubb Corp. (The)	725	96
Cincinnati Financial Corp.	504	30
Citigroup, Inc.	1,620	84
CME Group, Inc.	1,559	141
Comerica, Inc.	124	5
Crown Castle International Corp. REIT	1,002	87
E*Trade Financial Corp.(2)	769	23
Equity Residential REIT	2,613	213
Essex Property Trust, Inc.	474	113
Four Corners Property Trust REIT, Inc.(2)	106	2
General Growth Properties, Inc.	2,716	74
Goldman Sachs Group, Inc. (The)	1,158	209
Intercontinental Exchange, Inc.	494	127
Iron Mountain, Inc.	580	16
JPMorgan Chase & Co.	2,030	134
Kimco Realty Corp.	2,005	53
Lincoln National Corp.	729	37
Macerich Co. (The)	636	51
Marsh & McLennan Cos., Inc.	4,732	262
McGraw-Hill Cos., Inc. (The)	1,238	122
MetLife, Inc.	3,460	167
Moody’s Corp.	772	77
Morgan Stanley	4,474	142
NASDAQ OMX Group, Inc. (The)	560	33
Plum Creek Timber Co. REIT, Inc.	522	25
Principal Financial Group, Inc.	869	39
Progressive Corp. (The)	1,941	62
Prudential Financial, Inc.	1,386	113
Public Storage REIT	440	109
Realty Income Corp. REIT	1,068	55
Simon Property Group, Inc.	1,482	288
Torchmark Corp.	379	22
Travelers Cos., Inc. (The)	1,044	118
U.S. Bancorp	900	38
Unum Group	811	27
Wells Fargo & Co.	2,498	136

	SHARES	VALUE
Financials—(continued)
Weyerhaeuser Co. REIT	1,547	$46
XL Group plc	917	36

		4,949

Health Care—11.0%
Abbott Laboratories	1,824	82
AbbVie, Inc.	1,248	74
Aetna, Inc.	1,130	122
Agilent Technologies, Inc.	2,067	86
Alexion Pharmaceuticals, Inc.(2)	156	30
Allergan plc	192	60
AmerisourceBergen Corp.	966	100
Amgen, Inc.	579	94
Anthem, Inc.	870	121
Bard (C.R.), Inc.	92	17
Baxalta, Inc.	462	18
Baxter International, Inc.	670	26
Becton, Dickinson & Co.	256	39
Biogen, Inc.(2)	169	52
Boston Scientific Corp.(2)	1,646	30
Bristol-Myers Squibb Co.	819	56
Cardinal Health, Inc.	1,538	137
Celgene Corp.(2)	610	73
Cerner Corp.(2)	7,474	450
Cigna Corp.	840	123
DaVita, Inc.(2)	930	65
DENTSPLY International, Inc.	7,231	440
Edwards Lifesciences Corp.(2)	262	21
Eli Lilly & Co.	468	39
Endo International plc	91	6
Express Scripts Holding Co.(2)	3,690	323
Gilead Sciences, Inc.	1,076	109
HCA Holdings, Inc.(2)	4,418	299
Henry Schein, Inc.(2)	403	64
Humana, Inc.	480	86
Intuitive Surgical, Inc.(2)	45	25
Johnson & Johnson	1,323	136
Laboratory Corp. of America Holdings(2)	541	67
Mallinckrodt plc	79	6
McKesson Corp.	1,093	216
Medtronic plc	1,717	132
Merck & Co., Inc.	1,408	74
Mylan NV	246	13
Patterson Cos., Inc.	354	16

2

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
PerkinElmer, Inc.	760	$41
Perrigo Co. plc	69	10
Pfizer, Inc.	2,970	96
Quest Diagnostics, Inc.	752	53
Regeneron Pharmaceuticals, Inc.(2)	58	31
St. Jude Medical, Inc.	345	21
Stryker Corp.	389	36
Tenet Healthcare Corp.(2)	1,392	42
Thermo Fisher Scientific, Inc.	2,486	353
UnitedHealth Group, Inc.	2,540	299
Universal Health Services, Inc. Class B	1,285	154
Varian Medical Systems, Inc.(2)	118	10
Vertex Pharmaceuticals, Inc.(2)	184	23
Waters Corp.(2)	514	69
Zimmer Biomet Holdings, Inc.	209	21
Zoetis, Inc.	255	12

		5,198

Industrials—11.2%
3M Co.	718	108
Allegion plc	4,280	282
American Airlines Group, Inc.	2,950	125
Avery Dennison Corp.	1,552	97
Boeing Co. (The)	637	92
Cintas Corp.	8,057	734
Danaher Corp.	704	65
Delta Air Lines, Inc.	3,538	179
Dover Corp.	694	43
Dun & Bradstreet Corp.	880	92
Equifax, Inc.	2,450	273
Flowserve Corp.	619	26
General Dynamics Corp.	294	40
General Electric Co.	11,717	365
Honeywell International, Inc.	802	83
Hunt (J.B.) Transport Services, Inc.	4,307	316
Illinois Tool Works, Inc.	1,383	128
Ingersoll-Rand plc	1,133	63
L-3 Communications Holdings, Inc.	88	11
Lockheed Martin Corp.	275	60
Masco Corp.	15,510	439
Nielsen Holdings plc	7,637	356
Northrop Grumman Corp.	203	38
Parker Hannifin Corp.	591	57
Pentair plc	808	40

	SHARES	VALUE
Industrials—(continued)
Precision Castparts Corp.	143	$33
Raytheon Co.	325	41
Robert Half International, Inc.	9,752	460
Rockwell Collins, Inc.	124	11
Roper Technologies, Inc.	130	25
Ryder System, Inc.	2,554	145
Snap-On, Inc.	235	40
Southwest Airlines Co.	2,903	125
Stanley Black & Decker, Inc.	672	72
Textron, Inc.	264	11
United Continental Holdings, Inc.(2)	1,703	98
United Technologies Corp.	836	80
Xylem, Inc.	1,218	44

		5,297

Information Technology—9.0%
Activision Blizzard, Inc.	6,052	234
Adobe Systems, Inc.(2)	1,981	186
Akamai Technologies, Inc.(2)	130	7
Alliance Data Systems Corp.(2)	140	39
Alphabet, Inc. Class A(2)	320	249
Alphabet, Inc. Class C(2)	320	243
Apple, Inc.	3,438	362
Autodesk, Inc.(2)	870	53
Automatic Data Processing, Inc.	1,017	86
CA, Inc.	197	6
Citrix Systems, Inc.(2)	646	49
eBay, Inc.(2)	1,455	40
Electronic Arts, Inc.(2)	3,779	260
EMC Corp.	1,059	27
Equinix REIT, Inc.	168	51
Facebook, Inc. Class A(2)	2,280	239
Fidelity National Information Services, Inc.	610	37
Fiserv, Inc.(2)	520	48
Hewlett Packard Enterprise Co.	1,188	18
HP, Inc.	1,188	14
Intuit, Inc.	1,154	111
MasterCard, Inc. Class A	1,750	170
Microsoft Corp.	6,669	370
NetApp, Inc.	162	4
Oracle Corp.	2,713	99
Paychex, Inc.	700	37
PayPal Holdings, Inc.(2)	1,455	53
Red Hat, Inc.(2)	133	11

3

VIRTUS GLOBAL EQUITY TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
salesforce.com, Inc.(2)	2,533	$199
SanDisk Corp.	142	11
Seagate Technology plc	140	5
Symantec Corp.	524	11
TE Connectivity Ltd.	7,975	515
Total System Services, Inc.	190	9
VeriSign, Inc.(2)	70	6
Visa, Inc. Class A	3,475	269
Western Digital Corp.	164	10
Western Union Co. (The)	1,130	20
Xerox Corp.	2,270	24
Yahoo!, Inc.(2)	1,160	39

		4,221

Materials—4.0%
Ecolab, Inc.	1,251	143
International Flavors & Fragrances, Inc.	385	46
LyondellBasell Industries N.V. Class A	5,250	456
Martin Marietta Materials, Inc.	1,960	268
PPG Industries, Inc.	1,274	126
Sealed Air Corp.	3,391	151
Sherwin-Williams Co. (The)	381	99
Vulcan Materials Co.	4,140	393
Westrock Co.	4,379	200

		1,882

Telecommunication Services—1.1%
Level 3 Communications, Inc.(2)	9,719	528

Utilities—1.3%
AGL Resources, Inc.	9,335	596

TOTAL COMMON STOCK (Identified Cost $36,429)		37,660

TOTAL LONG TERM INVESTMENTS—80.0% (Identified Cost $36,429)		37,660

SHORT-TERM INVESTMENT—15.6%
Money Market Mutual Fund—15.6%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.320%)	7,348,073	7,348

TOTAL SHORT-TERM INVESTMENT (Identified Cost $7,348)		7,348

	SHARES	VALUE
TOTAL INVESTMENTS—95.6% (Identified Cost $43,777)		45,008	(1)
Other assets and liabilities, net—4.4%		2,076

NET ASSETS—100.0%		$47,084

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$37,660	$37,660
Short-Term Investment	7,348	7,348

Total Investments	$45,008	$45,008

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.0%
Consumer Discretionary—2.4%
Eutelsat Communications SA (France)	47,730	$1,431
SES SA (Luxembourg)	56,015	1,557

		2,988

Energy—16.4%
Columbia Pipeline Group, Inc. (United States)	56,745	1,135
Enbridge, Inc. (Canada)	128,500	4,265
Keyera Corp. (Canada)	41,145	1,197
Kinder Morgan, Inc. (United States)	197,150	2,942
Pembina Pipeline Corp. (Canada)	63,155	1,376
Plains GP Holdings LP Class A (United States)	48,490	458
Spectra Energy Corp. (United States)	90,870	2,176
Targa Resources Corp. (United States)	14,310	387
TransCanada Corp. (Canada)	88,720	2,891
Williams Cos., Inc. (The) (United States)	124,350	3,196

		20,023

Financials—5.9%
American Tower Corp. (United States)	34,750	3,369
Crown Castle International Corp. (United States)	44,080	3,811

		7,180

Industrials—15.4%
Abertis Infraestructuras SA (Spain)	133,890	2,097
Atlantia SpA (Italy)	119,851	3,191
Auckland International Airport Ltd. (New Zealand)	457,369	1,794
Aurizon Holdings Ltd. (Australia)	364,315	1,157
Ferrovial SA (Spain)	73,210	1,659
Flughafen Zuerich AG (Switzerland)	2,370	1,783
Sydney Airport (Australia)	422,980	1,947
Transurban Group (Australia)	515,600	3,908
Vinci SA (France)	19,165	1,232

		18,768

Telecommunication Services—19.3%
AT&T, Inc. (United States)	159,345	5,483
BCE, Inc. (Canada)	25,170	972
BT Group plc (United Kingdom)	286,125	1,990
Deutsche Telekom AG Registered Shares (Germany)	99,760	1,810
Nippon Telegraph & Telephone Corp. ADR (Japan)	41,745	1,659

	SHARES	VALUE
Telecommunication Services—(continued)
Singapore Telecommunications Ltd. (Singapore)	738,600	$1,904
TELUS Corp. (Canada)	49,125	1,358
Verizon Communications, Inc. (United States)	115,379	5,333
Vodafone Group plc Sponsored ADR (United Kingdom)	95,231	3,072

		23,581

Utilities—38.6%
ALLETE, Inc. (United States)	25,925	1,318
American Electric Power Co., Inc. (United States)	24,875	1,449
American Water Works Co., Inc. (United States)	38,060	2,274
APA Group (Australia)	221,070	1,391
Atmos Energy Corp. (United States)	26,625	1,678
CMS Energy Corp. (United States)	46,235	1,668
Dominion Resources, Inc. (United States)	36,105	2,442
DTE Energy Co. (United States)	19,570	1,569
Edison International (United States)	23,790	1,409
Eversource Energy (United States)	29,870	1,525
Hera SpA (Italy)	476,700	1,269
Iberdrola SA (Spain)	253,545	1,805
Laclede Group, Inc. (The) (United States)	23,880	1,419
National Grid plc (United Kingdom)	334,710	4,626
NextEra Energy, Inc. (United States)	41,625	4,324
NiSource, Inc. (United States)	56,765	1,108
ONE Gas, Inc. (United States)	17,075	857
Pennon Group plc (United Kingdom)	115,895	1,471
Portland General Electric Co. (United States)	44,320	1,612
Public Service Enterprise Group, Inc. (United States)	41,820	1,618
Sempra Energy (United States)	32,030	3,011
SevernTrent plc (United Kingdom)	45,320	1,455
Suez Environnement SA (France)	63,780	1,196
Vectren Corp. (United States)	33,140	1,406
Veolia Environnement SA (France)	81,295	1,932
WEC Energy Group, Inc. (United States)	26,140	1,341

		47,173

TOTAL COMMON STOCKS (Identified Cost $127,287)		119,713

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $127,287)		119,713

1

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—98.0% (Identified Cost $127,287)	119,713	(1)
Other assets and liabilities, net—2.0%	2,445

NET ASSETS—100.0%	$122,158

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

2

VIRTUS GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	50%
Canada	10
United Kingdom	10
Australia	7
France	5
Spain	5
Italy	4
Other	9

Total	100%

†	% of total investments as of December 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$119,713	$107,612	$12,101

Total Investments	$119,713	$107,612	$12,101

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—94.7%
Consumer Discretionary—7.4%
Alimentation Couche -Tard, Inc. Class B (Canada)	52,369	$2,305
Amazon.com, Inc. (United States)(2)	2,658	1,796
Naspers Ltd. Class N (South Africa)	11,631	1,594
Priceline Group, Inc. (The) (United States)(2)	2,817	3,592
TJX Cos., Inc. (The) (United States)	38,313	2,717

		12,004

Consumer Staples—29.1%
Altria Group, Inc. (United States)	124,507	7,248
British American Tobacco plc (United Kingdom)	147,545	8,202
Coca-Cola Co. (The) (United States)	118,451	5,089
ITC Ltd. (India)	117,383	581
Nestle S.A. Registered Shares (Switzerland)	67,219	5,003
Philip Morris International, Inc. (United States)	91,943	8,083
Reckitt Benckiser Group plc (United Kingdom)	53,264	4,932
Reynolds American, Inc. (United States)	88,568	4,087
Unilever N.V. CVA (Netherlands)	92,658	4,038

		47,263

Financials—20.1%
American Tower Corp. (United States)	32,092	3,111
Berkshire Hathaway, Inc. Class B (United States)(2)	33,779	4,460
CME Group, Inc. (United States)	32,738	2,966
Housing Development Finance Corp. (India)	298,168	5,671
Housing Development Finance Corp. Bank Ltd. (India)	307,715	5,026
Housing Development Finance Corp. Bank Ltd. ADR (India)	5,796	357
JPMorgan Chase & Co. (United States)	36,311	2,398
Progressive Corp. (The) (United States)	83,201	2,646
Wells Fargo & Co. (United States)	108,760	5,912

		32,547

Health Care—17.6%
Abbott Laboratories (United States)	51,661	2,320
Bard (C.R.), Inc. (United States)	8,122	1,539
Bayer AG Registered Shares (Germany)	12,423	1,563
Becton, Dickinson & Co. (United States)	7,731	1,191
Bristol-Myers Squibb Co. (United States)	43,534	2,995
Celgene Corp. (United States)(2)	39,480	4,728
Medtronic plc (United States)	29,057	2,235

	SHARES	VALUE
Health Care—(continued)
Novo Nordisk A/S Class B (Denmark)	53,568	$3,119
Roche Holding AG (Switzerland)	20,965	5,786
UnitedHealth Group, Inc. (United States)	25,888	3,046

		28,522

Information Technology—19.1%
Alphabet, Inc. Class C (United States)(2)	8,494	6,446
Apple, Inc. (United States)	29,113	3,064
Cognizant Technology Solutions Corp. Class A (United States)(2)	45,253	2,716
MasterCard, Inc. Class A (United States)	86,730	8,444
PayPal Holdings, Inc. (United States)(2)	85,050	3,079
SAP SE (Germany)	19,323	1,541
Visa, Inc. Class A (United States)	73,960	5,736

		31,026

Materials—1.4%
Martin Marietta Materials, Inc. (United States)	16,947	2,314

TOTAL COMMON STOCK (Identified Cost $119,530)		153,676

TOTAL LONG TERM INVESTMENTS—94.7% (Identified Cost $119,530)		153,676

SHORT-TERM INVESTMENTS—3.2%
Money Market Mutual Fund—3.2%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	5,156,563	5,157

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $5,157)		5,157

TOTAL INVESTMENTS—97.9% (Identified Cost $124,687)		158,833	(1)
Other assets and liabilities, net—2.1%		3,343

NET ASSETS—100.0%		$162,176

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS GLOBAL OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	69%
United Kingdom	8
India	7
Switzerland	7
Netherlands	3
Denmark	2
Germany	2
Other	2

Total	100%

†	% of total investments as of December 31, 2015

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$153,676	$142,399	$11,277
Short-Term Investment	5,157	5,157	—

Total Investments	$158,833	$147,556	$11,277

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—96.5%
Australia—4.1%
Dexus Property Group	158,839	$862
GPT Group	127,300	441
GPT Group (The) - In Specie(2)(3)(5)	13,566	—
Scentre Group	441,789	1,340
Westfield Corp.	180,750	1,243

		3,886

Canada—2.8%
Allied Properties Real Estate Investment Trust	38,135	870
Canadian Real Estate Investment Trust	17,475	531
First Capital Realty, Inc.	25,580	339
RioCan Real Estate Investment Trust	55,162	945

		2,685

Finland—0.9%
Citycon OYJ	343,532	896

France—2.1%
Fonciere Des Regions	1,654	148
Klepierre	27,420	1,222
Mercialys SA	32,400	656

		2,026

Germany—3.5%
ADO Properties SA(2)(4)	12,342	355
Deutsche Annington Immobilien SE	53,948	1,674
Deutsche Wohnen AG	18,800	523
LEG Immobilien AG	9,454	776

		3,328

Hong Kong—2.3%
Hysan Development Co. Ltd.	123,000	503
Link REIT (The)	277,504	1,654

		2,157

Italy—0.3%
Beni Stabili SpA	338,062	257

Japan—5.3%
GLP J-REIT	651	630
Hulic Co., Ltd.	87,700	770
Industrial & Infrastructure Fund Investment Corp.	110	525
Japan Real Estate Investment Corp.	130	631
Japan Rental Housing Investments, Inc.	772	545
Kenedix Office Investment Corp.	110	514

	SHARES	VALUE
Japan—(continued)
Kenedix Retail Reit Corp.	128	$271
Nippon Building Fund, Inc.	128	612
Nippon Prologis REIT, Inc.	298	539

		5,037

Mexico—0.9%
PLA Administradora Industrial S de Rl de CV	205,722	334
Prologis Property Mexico SA de CV	367,800	558

		892

Netherlands—2.5%
Unibail-Rodamco SE	9,498	2,419

Norway—0.6%
Entra ASA(4)	53,000	426
Norwegian Property ASA(2)	112,875	116

		542

Singapore—1.8%
CapitaLand Mall Trust	254,450	345
CapitaLand Retail China Trust	370,331	388
Global Logistic Properties Ltd.	662,500	1,001

		1,734

Spain—0.5%
Axiare Patrimonio SOCIMI SA	35,289	506

Sweden—0.6%
Castellum AB	36,640	524

United Kingdom—8.1%
Big Yellow Group plc	49,428	587
British Land Co. plc	89,800	1,041
Derwent London plc	12,810	693
Great Portland Estates plc	28,076	343
Hammerson plc	137,020	1,212
Land Securities Group plc	70,231	1,219
Safestore Holdings plc	116,957	616
SEGRO plc	123,490	782
Unite Group plc (The)	126,200	1,220

		7,713

United States—60.2%
American Campus Communities, Inc.	24,638	1,019
American Homes 4 Rent Class A	56,500	941
AvalonBay Communities, Inc.	15,365	2,829
Boston Properties, Inc.	16,178	2,063

1

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
United States—(continued)
Brixmor Property Group, Inc.	50,133	$1,294
Camden Property Trust	13,006	998
Cousins Properties, Inc.	92,500	872
CubeSmart	23,750	727
DCT Industrial Trust, Inc.	60,698	2,268
Digital Realty Trust, Inc.	13,000	983
Douglas Emmett, Inc.	47,395	1,478
Duke Realty Corp.	51,100	1,074
Equity Lifestyle Properties, Inc.	10,446	696
Equity Residential	42,315	3,453
Essex Property Trust, Inc.	13,804	3,305
Extra Space Storage, Inc.	14,495	1,279
Federal Realty Investment Trust	14,050	2,053
General Growth Properties, Inc.	78,119	2,126
Highwoods Properties, Inc.	37,860	1,651
Host Hotels & Resorts, Inc.	107,958	1,656
Kilroy Realty Corp.	36,675	2,321
LaSalle Hotel Properties	37,915	954
Liberty Property Trust	42,067	1,306
Macerich Co. (The)	2,373	192
Paramount Group, Inc.	86,740	1,570
Pebblebrook Hotel Trust	44,009	1,233
Prologis, Inc.	54,248	2,328
Public Storage	10,234	2,535
Regency Centers Corp.	24,300	1,655
RLJ Lodging Trust	51,350	1,111
Simon Property Group, Inc.	26,031	5,062
SL Green Realty Corp.	6,486	733
Tanger Factory Outlet Centers	44,350	1,450
Ventas, Inc.	27,572	1,556
Welltower, Inc.	8,719	593

		57,364

TOTAL COMMON STOCK (Identified Cost $83,654)		91,966

TOTAL LONG TERM INVESTMENTS—96.5% (Identified Cost $83,654)		91,966

TOTAL INVESTMENTS—96.5% (Identified Cost $83,654)		91,966	(1)
Other assets and liabilities, net—3.5%		3,375

NET ASSETS—100.0%		$95,341

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $781 or 0.8% of net assets.

(5)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

2

VIRTUS GLOBAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	62%
United Kingdom	8
Japan	6
Australia	4
Germany	4
Canada	3
Netherlands	3
Other	10

Total	100%

†	% of total investments as of December 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$91,966	$79,152	$12,814	$0	(1)

Total Investments	$91,966	$79,152	$12,814	$0	(1)

(1)	Includes internally fair valued security currently priced at zero ($0).

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—90.5%
Consumer Discretionary—13.6%
Barrat Developments plc (United Kingdom)	56,038	$517
Domino’s Pizza Group plc (United Kingdom)	24,000	372
Hermes International SA (France)	1,780	603
Paddy Power plc (Ireland)	4,011	536
Persimmon plc (United Kingdom)	14,653	438
Priceline Group, Inc. (The) (United States)(2)	672	857
William Hill plc (United Kingdom)	51,002	298

		3,621

Consumer Staples—34.8%
Anheuser-Busch InBev N.V. (Belgium)	2,210	275
British American Tobacco plc (United Kingdom)	27,731	1,542
Chocoladefabrike Lindt & Spruengli AG (Switzerland)	49	306
Diageo plc (United Kingdom)	10,537	288
Heineken N.V. (Netherlands)	76	6
Imperial Tobacco Group plc (United Kingdom)	14,671	776
L’Oreal SA (France)	2,343	395
Nestle S.A. Registered Shares (Switzerland)	15,962	1,188
Pernod-Ricard SA (France)	2,815	322
Philip Morris International, Inc. (United States)	13,876	1,220
Reckitt Benckiser Group plc (United Kingdom)	13,387	1,240
SABMiller plc (United Kingdom)	13,415	805
Unilever N.V. CVA (Netherlands)	20,499	893

		9,256

Financials—7.4%
ABN AMRO Group NV (Netherlands)(2)(3)	10,666	240
Amundi SA (France)(2)(3)	5,003	235
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	530	4
Lloyds Banking Group plc (United Kingdom)	305,332	329
Reinet Investments SCA (Luxembourg)	8,716	170
Svenska Handelsbanken AB Class A (Sweden)	21,356	286
UBS Group AG (Switzerland)	36,609	713

		1,977

Health Care—18.8%
Bayer AG Registered Shares (Germany)	4,866	612
Coloplast A/S Class B (Denmark)	3,096	251
Essilor International SA (France)	4,806	601
Fresenius Medical Care AG & Co. KGaA (Germany)	4,564	386
Grifols SA (Spain)	11,339	525

	SHARES	VALUE
Health Care—(continued)
Novartis AG Registered Shares (Switzerland)	2,373	$206
Novo Nordisk A/S Class B (Denmark)	13,531	788
Novozymes A/S Class B (Denmark)	5,120	246
Roche Holding AG (Switzerland)	5,040	1,391

		5,006

Industrials—4.8%
Aena SA (Spain)(2)(3)	3,019	346
Bureau Veritas SA (France)	18,937	378
DKSH Holding AG (Switzerland)	5,415	343
Zardoya Otis S.A. (Spain)	18,252	214

		1,281

Information Technology—5.7%
Accenture plc Class A (United States)	5,714	597
SAP SE (Germany)	11,474	915

		1,512

Materials—4.5%
Air Liquide SA (France)	5,640	635
HeidelbergCement AG (Germany)	2,587	213
Randgold Resources Ltd. (Jersey)	3,153	192
Randgold Resources Ltd. ADR (Jersey)	2,580	160

		1,200

Retail REIT—0.9%
Unibail-Rodamco SE (Netherlands)	977	249

TOTAL COMMON STOCK (Identified Cost $20,897)		24,102

TOTAL LONG TERM INVESTMENTS—90.5% (Identified Cost $20,897)		24,102

SHORT-TERM INVESTMENTS—5.8%
Money Market Mutual Fund—5.8%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	1,538,262	1,538

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $1,538)		1,538

1

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—96.3% (Identified Cost $22,435)	25,640	(1)
Other assets and liabilities, net—3.7%	992

NET ASSETS—100.0%	$26,632

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $821 or 3.1% of net assets.

2

VIRTUS GREATER EUROPEAN OPPORTUNITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	26%
United States	16
Switzerland	16
France	12
Germany	8
Denmark	5
Netherlands	5
Other	12

Total	100%

†	% of total investments as of December 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$24,102	$24,102
Short-Term Investments	1,538	1,538

Total Investments	$25,640	$25,640

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
CLOSED END FUND—77.8%
Convertible Fund—0.3%
Putnam High Income Securities Fund	19,032	$139

Equity Funds—41.8%
Adams Diversified Equity Fund, Inc.	75,689	971
Adams Natural Resources Fund, Inc.	37,597	667
Allianzgi Nfj Dividend Interest & Premium Strategy Fund	57,707	715
Alpine Total Dynamic Dividend Fund	143,834	1,105
BlackRock Science & Technology Trust	119,277	2,065
Boulder Growth & Income Fund, Inc.	245,802	1,903
Cohen & Steers Closed-End Opportunity Fund, Inc.	20,000	219
Cohen & Steers Infrastructure Fund, Inc.	32,435	619
Cohen & Steers Total Return Realty Fund, Inc.	16,684	210
Cornerstone Strategic Value Fund, Inc.	14,760	231
Cushing MLP Total Return Fund (The)	30,672	327
Eaton Vance Tax-Advantaged Dividend Income Fund	9,652	187
First Trust Energy Infrastructure Fund	28,901	422
Gabelli Dividend & Income Trust (The)	56,938	1,051
Gabelli Healthcare & WellnessRx Trust (The)	68,857	706
Gabelli Multimedia Trust, Inc.	49,700	373
General American Investors Co., Inc.	27,604	882
Guggenheim Enhanced Equity Income Fund	68,412	525
Liberty All Star Equity Fund	175,199	937
Salient Midstream & MLP Fund	119,486	1,139
Source Capital, Inc.	33,041	2,189
Special Opportunities Fund, Inc.	8,750	115
Tortoise Energy Infrastructure Corp.	47,000	1,308
Tortoise Mlp Fund, Inc.	33,400	580
Tortoise Pipeline & Energy Fund, Inc.	64,595	937
Tri-Continental Corp.	26,847	537

		20,920

Fixed Income Funds—10.5%
First Trust High Income Long/Short Fund	32,500	458
First Trust Mortgage Income Fund	12,704	185
NexPoint Credit Strategies Fund	74,833	1,530
Nuveen Credit Strategies Income Fund	20,348	159
Nuveen Multi-Market Income Fund, Inc.	12,894	91
PIMCO Corporate & Income Strategy Fund	21,670	290
PIMCO Dynamic Credit Income Fund	118,300	2,133

	SHARES	VALUE
Fixed Income Funds—(continued)
PIMCO Income Opportunity Fund	5,044	$107
PIMCO Income Strategy Fund	30,800	300

		5,253

International Equity Funds—21.9%
Aberdeen Japan Equity Fund, Inc.	71,048	548
Aberdeen Singapore Fund, Inc.	7,300	63
Alpine Global Dynamic Dividend Fund	110,759	980
Brookfield Global Listed Infrastructure Income Fund, Inc.	7,000	82
Clough Global Opportunities Fund	40,477	423
Delaware Enhanced Global Dividend and Income Fund	18,872	176
First Trust Dynamic Europe Equity Income Fund	48,705	836
Japan Smaller Capitalization Fund, Inc.	56,954	583
Korea Fund, Inc. (The)	7,079	225
Macquarie Global Infrastructure Total Return Fund, Inc.	6,230	119
Morgan Stanley China A Share Fund, Inc.	51,500	1,025
New Germany Fund, Inc. (The)	36,690	539
RMR Real Estate Income Fund	11,278	217
Taiwan Fund, Inc. (The)(2)	30,390	445
Tekla Healthcare Investors	15,700	466
Tekla Healthcare Opportunities Fund	144,403	2,511
Tekla World Healthcare Fund	94,990	1,504
Templeton Dragon Fund, Inc.	12,137	216

		10,958

International Income Funds—2.3%
Aberdeen Asia-Pacific Income Fund, Inc.	90,407	413
Diversified Real Asset Income Fund	19,626	304
Morgan Stanley Emerging Markets Domestic Debt Fund, Inc.	58,600	399

		1,116

Municipal Bond Funds—1.0%
Blackrock Municipal Target Term Trust	15,000	323
Dreyfus Municipal Bond Infrastructure Fund, Inc.	15,100	187

		510

TOTAL CLOSED END FUND (Identified Cost $42,946)		38,896

1

VIRTUS HERZFELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
PREFERRED STOCKS—20.6%
Financials—20.6%
Eagle Point Credit Co, Inc. 7.75%	22,649	$574
MVC Capital, Inc. 7.25%	86,136	2,119
Oxford Lane Capital Corp. 7.50%	167,441	4,014
Oxford Lane Capital Corp. 8.125%	142,366	3,607

TOTAL PREFERRED STOCKS (Identified Cost $10,412)		10,314

TOTAL LONG TERM INVESTMENTS—98.4% (Identified Cost $53,358)		49,210

TOTAL INVESTMENTS—98.4% (Identified Cost $53,358)		49,210	(1)
Other assets and liabilities, net—1.6%		804

NET ASSETS—100.0%		$50,014

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Closed End Fund	$38,896	$38,896
Preferred Stocks	10,314	10,314

Total Investments	$49,210	$49,210

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
MORTGAGE-BACKED SECURITIES—2.1%
Non-Agency—2.1%
Citi Held For Asset Issuance 2015-PM3 144A 4.450%, 5/16/22(3)	$360	$356
Citigroup Mortgage Loan Trust, Inc. 05-5, 2A3 5.000%, 8/25/35	114	114
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.751%, 6/25/35(2)	271	264
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	415	422
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	232	248
Residential Accredit Loans, Inc. 05-QS1, A5 5.500%, 1/25/35	121	122

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,505)		1,526

ASSET-BACKED SECURITIES—0.9%
Arbys Funding LLC 15-1A, A2 144A 4.969%, 10/30/45(3)	225	224
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	250	247
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	160	152

TOTAL ASSET-BACKED SECURITIES (Identified Cost $632)		623

CORPORATE BONDS AND NOTES—74.8%
Consumer Discretionary—21.7%
Aramark Services Inc. 144A 5.125%, 1/15/24(3)	150	153
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	700	696
Boyd Gaming Corp.
9.000%, 7/1/20	275	293
6.875%, 5/15/23	265	274
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	35	33
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(4)	450	344
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	300	286
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	260	215
CalAtlantic Group, Inc. 6.250%, 12/15/21	120	129

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	$300	$301
CCO Holdings LLC
(CCO Holdings Capital Corp.) 6.500%, 4/30/21	500	521
144A 5.125%, 5/1/23(3)	215	216
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	110	110
Cequel Communications Holdings I LLC 144A 6.375%, 9/15/20(3)	400	392
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	110	111
Clear Channel Communications, Inc. 9.000%, 12/15/19	115	86
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	1,060	983
Series A 7.625%, 3/15/20	150	137
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	245	243
CSC Holdings LLC 5.250%, 6/1/24	450	396
DISH DBS Corp. 5.000%, 3/15/23	475	413
Fiat Chrysler Automobiles NV 5.250%, 4/15/23	250	247
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 5.625%, 10/15/21	550	573
Intelsat Jackson Holdings SA 5.500%, 8/1/23	425	336
Jarden Corp. 144A 5.000%, 11/15/23(3)	115	118
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	175	175
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	425	449
Lennar Corp.
4.500%, 11/15/19	215	220
4.875%, 12/15/23	70	70
M/I Homes, Inc. 144A 6.750%, 1/15/21(3)	140	138
MDC Holdings, Inc. 5.500%, 1/15/24	325	330
Meritor, Inc. 6.750%, 6/15/21	375	347
MGM Resorts International 6.750%, 10/1/20	650	671
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	65	65
MPG Holdco I, Inc. 7.375%, 10/15/22	225	228
NCL Corp. Ltd. 144A 4.625%, 11/15/20(3)	115	113
Numericable Group SA 144A 6.000%, 5/15/22(3)	465	452
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	650	603
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	35	34
Penn National Gaming, Inc. 5.875%, 11/1/21	490	478
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	300	317
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	670	679

1

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Sally Holdings LLC / Sally Capital, Inc. 5.625%, 12/1/25	$145	$147
Scientific Games International, Inc.
6.625%, 5/15/21	150	71
144A 7.000%, 1/1/22(3)	245	235
Standard Pacific Corp. 5.875%, 11/15/24	150	158
Toll Brothers Finance Corp. 4.875%, 11/15/25	450	443
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	400	391
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	475	460
UPCB Finance IV Ltd. 144A 5.375%, 1/15/25(3)	200	190
UPCB Finance Ltd. Series V 144A 7.250%, 11/15/21(3)	44	47
VTR Finance BV 144A 6.875%, 1/15/24(3)	450	415

		15,532

Consumer Staples—2.0%
Constellation Brands, Inc. 4.750%, 12/1/25	65	66
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	250	248
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	105	102
Rite Aid Corp.
6.750%, 6/15/21	475	499
144A 6.125%, 4/1/23(3)	65	68
Safeway, Inc. 7.250%, 2/1/31	215	194
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	275	272

		1,449

Energy—7.3%
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	275	216
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	340	236
CONSOL Energy, Inc. 5.875%, 4/15/22	200	125
Crestwood Midstream Partners LP (Crestwood Midstream Finance Corp.) 144A 6.250%, 4/1/23(3)	295	207
Denbury Resources, Inc. 5.500%, 5/1/22	150	51
Enbridge Energy Partners LP 4.375%, 10/15/20	35	34
Energy Transfer Partners LP 5.875%, 1/15/24	400	328
EnQuest plc 144A 7.000%, 4/15/22(3)	250	88
EP Energy LLC (Everest Acquisition Finance, Inc.)
9.375%, 5/1/20	215	138
6.375%, 6/15/23	230	116

	PAR VALUE	VALUE
Energy—(continued)
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	$300	$246
FTS International, Inc.
144A 8.012%, 6/15/20(2)(3)	230	157
6.250%, 5/1/22	190	54
Gulfport Energy, Corp. 7.750%, 11/1/20	250	225
Halcon Resources Corp. 144A 8.625%, 2/1/20(3)	160	111
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	150	150
Linn Energy LLC (Linn Energy Finance Corp.) 7.750%, 2/1/21	200	30
MPLX LP 144A 4.875%, 12/1/24(3)	325	292
Newfield Exploration Co. 5.375%, 1/1/26	300	248
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	200	159
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)	100	19
Parker Drilling Co. (The) 7.500%, 8/1/20	200	153
Regency Energy Partners LP 5.875%, 3/1/22	235	222
Sabine Oil & Gas Corp. 7.250%, 6/15/19(4)	329	22
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	380	351
SM Energy Co. 6.125%, 11/15/22	200	148
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	695	657
Transocean, Inc. 5.800%, 12/15/16	360	351
Whiting Petroleum Corp. 6.250%, 4/1/23	125	91

		5,225

Financials—7.7%
AerCap Ireland Capital Ltd / AerCap Global Aviation Trust 4.625%, 10/30/20	150	154
Aircastle Ltd. 5.125%, 3/15/21	550	566
Ally Financial, Inc.
3.250%, 2/13/18	95	95
3.250%, 11/5/18	120	118
Corrections Corp. of America 5.000%, 10/15/22	255	255
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	300	304
CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/22	350	362
DuPont Fabros Technology LP 5.875%, 9/15/21	350	366
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	225	221
First Cash Financial Services, Inc. 6.750%, 4/1/21	250	246

2

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Genworth Holdings, Inc. 4.900%, 8/15/23	$230	$154
GLP Capital LP (GLP Financing II, Inc.)
4.875%, 11/1/20	215	211
5.375%, 11/1/23	5	5
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.) 5.875%, 2/1/22	300	293
ING Groep NV 6.000%, 12/31/45(2)(5)(6)	200	201
iStar Financial, Inc. 5.000%, 7/1/19	500	487
Nationstar Mortgage LLC 6.500%, 7/1/21	250	222
Sabra Health Care LP 5.500%, 2/1/21	170	176
Springleaf Finance Corp. 5.250%, 12/15/19	260	248
Sprint Capital Corp. 6.900%, 5/1/19	325	266
Voya Financial, Inc. 5.650%, 5/15/53(2)	205	203
Walter Investment Management Corp. 7.875%, 12/15/21	215	171
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	275	227

		5,551

Health Care—13.2%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	145	136
5.625%, 2/15/23	100	95
Alere, Inc.
6.500%, 6/15/20	350	338
144A 6.375%, 7/1/23(3)	115	108
Capsugel SA PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(7)	275	269
Community Health Systems, Inc.
5.125%, 8/1/21	300	300
6.875%, 2/1/22	145	138
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	450	393
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	225	155
DaVita Healthcare Partners, Inc.
5.125%, 7/15/24	310	311
5.000%, 5/1/25	100	97
Emdeon, Inc. 144A 6.000%, 2/15/21(3)	340	317
Endo Finance LLC 144A 5.875%, 1/15/23(3)	250	246
Envision Healthcare Corp. 144A 5.125%, 7/1/22(3)	300	295
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	60	61
HCA, Inc.

	PAR VALUE	VALUE
Health Care—(continued)
6.500%, 2/15/20	$425	$463
5.375%, 2/1/25	600	593
HealthSouth Corp.
144A 5.750%, 11/1/24(3)	40	38
144A 5.750%, 9/15/25(3)	275	257
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	130	134
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	230	225
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(7)	245	237
Mallinckrodt International Finance S.A.
144A 4.875%, 4/15/20(3)	10	10
144A 5.750%, 8/1/22(3)	105	101
144A 5.625%, 10/15/23(3)	435	415
144A 5.500%, 4/15/25(3)	20	19
Mednax Inc 144A 5.250%, 12/1/23(3)	295	296
Pinnacle Merger Sub, Inc. (PRA Holdings, Inc.) 144A 9.500%, 10/1/23(3)	225	246
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	300	303
Select Medical Corp. 6.375%, 6/1/21	350	308
Sterigenics-Nordion Holdings LLC 144A 6.500%, 5/15/23(3)	325	311
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	400	392
Team Health, Inc. 144A 7.250%, 12/15/23(3)	20	21
Tenet Healthcare Corp.
6.000%, 10/1/20	375	397
4.500%, 4/1/21	275	269
8.125%, 4/1/22	255	256
Valeant Pharmaceuticals International, Inc.
144A 5.375%, 3/15/20(3)	775	732
144A 7.250%, 7/15/22(3)	160	157

		9,439

Industrials—7.0%
ADS Waste Holdings, Inc. 8.250%, 10/1/20	300	304
ADT Corp. (The) 6.250%, 10/15/21	400	420
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	274	223
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	160	153
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	200	139
Builders FirstSource, Inc.

3

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Industrials—(continued)
144A 7.625%, 6/1/21(3)	$300	$317
144A 10.750%, 8/15/23(3)	150	150
Building Materials Corp. of America 144A 5.375%, 11/15/24(3)	170	170
CEB, Inc. 144A 5.625%, 6/15/23(3)	150	149
Garda World Security Corp. 144A 7.250%, 11/15/21(3)	410	355
Harland Clarke Holdings Corp.
144A 6.875%, 3/1/20(3)	150	125
144A 9.250%, 3/1/21(3)	300	237
HD Supply, Inc. 144A 5.250%, 12/15/21(3)	400	409
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	200	182
NCI Building Systems, Inc. 144A 8.250%, 1/15/23(3)	290	306
TransDigm, Inc.
6.000%, 7/15/22	300	295
144A 6.500%, 5/15/25(3)	230	224
United Rentals North America, Inc. 5.500%, 7/15/25	500	487
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	349	360

		5,005

Information Technology—1.3%
First Data Corp. 144A 5.750%, 1/15/24(3)	450	444
Interactive Data Corp. 144A 5.875%, 4/15/19(3)	300	306
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(3)	215	200

		950

Materials—5.3%
American Builders & Contractors Supply Co., Inc. 144A 5.750%, 12/15/23(3)	35	35
ArcelorMittal 6.125%, 6/1/25	150	110
Ardagh Packaging Finance plc
144A 6.250%, 1/31/19(3)	145	140
144A 9.125%, 10/15/20(3)	275	283
144A 6.750%, 1/31/21(3)	295	285
Ball Corp 4.375%, 12/15/20	25	25
Berry Plastics Corp. 5.125%, 7/15/23	400	390
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	180	175
Cascades, Inc.
144A 5.500%, 7/15/22(3)	575	560

	PAR VALUE	VALUE
Materials—(continued)
144A 5.750%, 7/15/23(3)	$225	$217
Cemex SAB de CV 144A 7.250%, 1/15/21(3)	245	236
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	150	132
Hexion U.S. Finance Corp. 6.625%, 4/15/20	175	138
INEOS Group Holdings SA
144A 6.125%, 8/15/18(3)	235	234
144A 5.875%, 2/15/19(3)	305	297
Reynolds Group Issuer, Inc. 8.250%, 2/15/21	190	184
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	300	304
Vedanta Resources plc 144A 9.500%, 7/18/18(3)	100	74

		3,819

Telecommunication Services—7.3%
Altice Financing SA
144A 6.625%, 2/15/23(3)	480	475
Luxembourg, 144A 7.625%, 2/15/25(3)	480	415
144A 7.750%, 7/15/25(3)	200	185
CenturyLink, Inc. Series V 5.625%, 4/1/20	375	372
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	310	257
Frontier Communications Corp.
8.500%, 4/15/20	425	427
144A 8.875%, 9/15/20(3)	40	41
6.250%, 9/15/21	125	107
144A 10.500%, 9/15/22(3)	45	45
Level 3 Financing, Inc.
7.000%, 6/1/20	150	157
144A 5.375%, 1/15/24(3)	95	96
Neptune Finance Corp.
144A 10.125%, 1/15/23(3)	210	219
144A 6.625%, 10/15/25(3)	210	219
Sprint Capital Corp. 6.875%, 11/15/28	250	176
Sprint Corp. 7.875%, 9/15/23	325	245
T-Mobile USA, Inc.
6.625%, 11/15/20	150	156
6.125%, 1/15/22	240	247
6.836%, 4/28/23	250	259
6.500%, 1/15/24	275	281
6.500%, 1/15/26	220	223
Virgin Media Finance plc 6.000%, 10/15/24(3)	250	250
Windstream Corp. 7.750%, 10/1/21	300	238

4

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Zayo Group LLC / Zayo Capital Inc. 6.000%, 4/1/23	$180	$171

		5,261

Utilities—2.0%
AmeriGas Partners LP 7.000%, 5/20/22	325	316
Calpine Corp. 5.375%, 1/15/23	350	316
NRG Yield Operating LLC 5.375%, 8/15/24	190	158
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	325	245
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	250	208
Texas Competitive Electric Holdings Co. LLC 144A 11.500%, 10/1/20(3)(9)	500	168

		1,411

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $58,499)		53,642

LOAN AGREEMENTS(2)—8.8%
Consumer Discretionary—1.2%
Caesars Entertainment Operating Co., Inc. Tranche B-7, 11.750%, 1/28/18(4)	165	138
Cirque Du Soleil First Lien, 5.000%, 7/8/22	179	169
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	113	112
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 6/15/18	111	108
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(4)	200	167
U.S. Farathane Corp. 6.750%, 12/23/21	147	146

		840

Consumer Staples—1.3%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	210	209
Crossmark Holdings, Inc. Second Lien, 8.750%, 12/21/20(4)	190	107
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	430	427
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	230	230

		973

Energy—0.4%
Arch Coal, Inc. 6.250%, 5/16/18(4)	149	67

	PAR VALUE	VALUE
Energy—(continued)
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	$183	$125
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	125	80
Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(4)	285	9

		281

Health Care—2.4%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	224	189
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	292	285
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	130	129
Envision Healthcare Corp. Tranche B-2, 4.500%, 10/28/22	75	75
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	82	82
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	159	159
Med Impact Healthcare Systems, Inc. 5.750%, 10/27/22	130	129
MMM Holdings, Inc. 9.750%, 12/12/17(4)	82	54
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(4)	60	39
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	175	172
Onex TSG Holdings II Corp. First Lien, 5.000%, 7/29/22	152	150
RCHP Tranche B-2, 6.000%, 4/23/19	249	238
Surgery Center Holdings, Inc. Second Lien, 8.500%, 11/3/21	52	49

		1,750

Industrials—1.2%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	225	205
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	81	79
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	208	207
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	390	355

		846

Information Technology—2.3%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	160	149

5

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Information Technology—(continued)
Deltek, Inc. Second Lien 9.500%, 6/26/23	$116		$115
First Data Corp. 4.168%, 7/8/22	692		683
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	444		426
NXP BV (NXP Funding LLC) 3.750%, 12/7/20	115		115
Presidio, Inc. 5.250%, 2/2/22	147		143

			1,631

TOTAL LOAN AGREEMENTS (Identified Cost $7,133)			6,321

	SHARES		VALUE
PREFERRED STOCKS—1.2%
Financials—1.2%
Ally Financial, Inc. Series A, 8.500%(2)	11,530		297
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	215	(10)	214
JPMorgan Chase & Co. Series V, 5.000%(2)	285	(10)	271
SunTrust Bank, Inc. 5.625%(2)(6)	95	(10)	95

TOTAL PREFERRED STOCKS (Identified Cost $905)			877

EXCHANGE-TRADED FUNDS—6.8%
iShares iBoxx $ High Yield Corporate Bond Fund	26,000		2,095
SPDR Barclays High Yield Bond ETF	82,000		2,781

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $4,942)			4,876

AFFILIATED MUTUAL FUND—0.5%
Virtus Credit Opportunities Fund(11)	35,806		346

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $358)			346

TOTAL LONG TERM INVESTMENTS—95.1% (Identified Cost $73,974)			68,211

SHORT-TERM INVESTMENT—1.9%
Money Market Mutual Fund—1.9%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	1,336,073		1,336

TOTAL SHORT-TERM INVESTMENT (Identified Cost $1,336)			1,336

	SHARES	VALUE
TOTAL INVESTMENTS—97.0% (Identified Cost $75,310)		69,547	(1)
Other assets and liabilities, net—3.0%		2,167

NET ASSETS—100.0%		$71,714

Abbreviations:

ADS	American Depositary Share
ETF	Exchange-Traded Fund
PIK	Payment-in-Kind Security
SPDR	S&P Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $26,511 or 37.0% of net assets.

(4)	Security in default.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)	100% of the income received was in cash.
(9)	Security in default, interest payments are being received during the bankruptcy proceedings.
(10)	Value shown as par value.
(11)	This fund is a public fund and the prospectus and annual report are publicly available.

6

VIRTUS HIGH YIELD FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	84%
Canada	4
Luxembourg	4
Bermuda	1
Cayman Islands	1
Ireland	1
Netherlands	1
Other	4

Total	100%

†	% of total investments as of December 31, 2015

7

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$623	$—	$376	$247
Corporate Bonds And Notes	53,642	—	53,642	—
Loan Agreements	6,321	—	5,805	516
Mortgage-Backed Securities	1,526	—	1,526	—
Equity Securities:
Affiliated Mutual Funds	346	346	—	—
Exchange-Traded Funds	4,876	4,876	—	—
Preferred Stocks	877	297	580	—
Short-Term Investment	1,336	1,336	—	—

Total Investments	$69,547	$6,855	$61,929	$763

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

			Asset
			Backed		Loan
Investment in Securities	Total		Securities		Agreements
Beginning Balance:	$444		$250		$194
Accrued Discount/(Premium)	—	(d)	—	(d)	—	(d)
Realized Gain (Loss)	—		—		—
Change in Unrealized Appreciation (Depreciation)	(30)		(3)		(27)
Purchases	—		—		—
(Sales)(b)	—		—		—
Transfers In of Level 3(a)	349		0		349	(c)
Transfers Out of Level 3(a)	—		—		—
Ending Balance	$763		$247		$516

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Transfers into Level 3 are due to a decrease in trading activities at period end.
(d)	Amount is less than $500.

None of the securities in this table are fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

The accompanying notes are an integral part of the financial statements

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—97.0%
Consumer Discretionary—21.2%
Bridgestone Corp. (Japan)	5,740	$197
Ctrip.Com International Ltd. ADR (China)(2)	2,180	101
Fuji Heavy Industries Ltd. (Japan)	6,870	283
Li & Fung Ltd. (Hong Kong)	229,040	155
RELX plc (United Kingdom)	11,370	201
Sony Corp. Sponsored ADR (Japan)	7,500	184
Toyota Motor Corp. Sponsored ADR (Japan)	1,520	187
WPP plc (United Kingdom)	9,660	223

		1,531

Consumer Staples—2.7%
Marine Harvest ASA Sponsored ADR (Norway)	15,040	198

Energy—3.9%
Cameco Corp. (Canada)	12,240	151
Statoil ASA (Norway)	9,460	132

		283

Financials—21.4%
Aegon NV American Registered Shares (Netherlands)	29,810	169
Aviva plc (United Kingdom)	26,442	201
Credit Agricole SA (France)	14,507	172
Deutsche Bank AG (Germany)(3)	6,650	161
Intesa Sanpaolo SpA (Italy)	65,323	219
Mitsubishi Estate Co., Ltd. (Japan)	9,540	198
ORIX Corp. (Japan)	15,670	220
Societe Generale SA (France)	4,470	207

		1,547

Health Care—13.6%
Allergan plc (Ireland)(2)	1,260	394
Shire plc ADR (United Kingdom)	890	183
Teva Pharmaceutical Industries Ltd. Sponsored ADR (Israel)	3,250	213
Valeant Pharmaceuticals International, Inc. (Canada)(2)	1,910	194

		984

Industrials—5.0%
Airbus Group SE (United States)	2,130	143
Nidec Corp. (Japan)	2,950	214

		357

	SHARES	VALUE
Information Technology—11.5%
Avago Technologies Ltd. (Singapore)	1,640	$238
NXP Semiconductors NV (Netherlands)(2)	2,720	229
SAP SE Sponsored ADR (Germany)(3)	2,670	211
Tencent Holdings Ltd. (Cayman Islands)	7,700	151

		829

Materials—3.1%
Nitto Denko Corp. (Japan)	3,030	221

Telecommunication Services—12.0%
KDDI Corp. (Japan)	8,600	223
Nippon Telegraph & Telephone Corp. ADR (Japan)	6,720	267
Spark New Zealand Ltd. (New Zealand)	81,211	183
Vodafone Group plc Sponsored ADR (United Kingdom)	6,080	196

		869

Utilities—2.6%
Veolia Environnement SA (France)	7,850	187

TOTAL COMMON STOCK (Identified Cost $6,616)		7,006

TOTAL LONG TERM INVESTMENTS—97.0% (Identified Cost $6,616)		7,006

SECURITIES LENDING COLLATERAL—4.6%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(4)	336,301	336

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $336)		336

TOTAL INVESTMENTS—101.6% (Identified Cost $6,952)		7,342	(1)
Other assets and liabilities, net—(1.6)%		(119)

NET ASSETS—100.0%		$7,223

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

1

VIRTUS INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	30%
United Kingdom	14
France	8
United States	7
Germany	5
Ireland	5
Netherlands	5
Other	26

Total	100%

†	% of total investments as of December 31, 2015

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$7,006	$4,961	$2,045
Securities Lending Collateral	336	336	—

Total Investments	$7,342	$5,297	$2,045

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—99.0%
Australia—11.3%
Dexus Property Group	176,018	$955
GPT Group	145,000	502
GPT Group (The) - In Specie(2)(3)(4)	588,920	—
Scentre Group	527,171	1,599
Westfield Corp.	214,973	1,479

		4,535

Canada—7.3%
Allied Properties Real Estate Investment Trust	39,415	899
Canadian Real Estate Investment Trust	19,695	599
First Capital Realty, Inc.	28,805	382
RioCan Real Estate Investment Trust	62,650	1,073

		2,953

Finland—2.7%
Citycon OYJ	416,691	1,087

France—6.2%
Fonciere Des Regions	2,260	202
Klepierre	33,556	1,495
Mercialys SA	38,400	778

		2,475

Germany—9.6%
ADO Properties SA(2)(5)	16,022	461
Deutsche Annington Immobilien SE	63,445	1,969
Deutsche Wohnen AG	20,000	557
LEG Immobilien AG	10,861	891

		3,878

Hong Kong—6.2%
Hysan Development Co. Ltd.	148,000	605
Link REIT (The)	318,441	1,898

		2,503

Italy—0.5%
Beni Stabili SpA	248,164	188

Japan—14.2%
GLP J-REIT	755	731
Hulic Co., Ltd.	111,500	979
Industrial & Infrastructure Fund Investment Corp.	129	615
Japan Real Estate Investment Corp.	145	704
Japan Rental Housing Investments, Inc.	803	567
Kenedix Office Investment Corp.	120	561

	SHARES	VALUE
Japan—(continued)
Kenedix Retail Reit Corp.	86	$182
Nippon Building Fund, Inc.	145	693
Nippon Prologis REIT, Inc.	362	655

		5,687

Mexico—2.6%
PLA Administradora Industrial S de Rl de CV	226,852	368
Prologis Property Mexico SA de CV	439,200	666

		1,034

Netherlands—6.9%
Unibail-Rodamco SE	10,910	2,779

Norway—1.5%
Entra ASA(5)	51,000	410
Norwegian Property ASA(2)	172,000	177

		587

Singapore—5.3%
CapitaLand Mall Trust	311,650	423
CapitaLand Retail China Trust	478,868	502
Global Logistic Properties Ltd.	802,000	1,211

		2,136

Spain—1.4%
Axiare Patrimonio SOCIMI SA	39,558	568

Sweden—1.5%
Castellum AB	43,366	620

United Kingdom—21.8%
Big Yellow Group plc	57,188	680
British Land Co. plc	101,305	1,174
Derwent London plc	14,846	804
Great Portland Estates plc	32,418	396
Hammerson plc	159,109	1,407
Land Securities Group plc	78,685	1,365
Safestore Holdings plc	132,376	697
SEGRO plc	135,557	858
Unite Group plc (The)	144,900	1,401

		8,782

TOTAL COMMON STOCK (Identified Cost $32,739)		39,812

TOTAL LONG TERM INVESTMENTS—99.0% (Identified Cost $32,739)		39,812

1

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

TOTAL INVESTMENTS—99.0% (Identified Cost $32,739)	39,812	(1)
Other assets and liabilities, net—1.0%	392

NET ASSETS—100.0%	$40,204

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Illiquid security.
(4)

Security valued at fair value as determined in good faith by or under the direction of the Trustees. This security is disclosed as a level 3 security in the disclosure table located after the Schedule of Investments.

(5)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $871 or 2.2% of net assets.

2

VIRTUS INTERNATIONAL REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United Kingdom	22%
Japan	14
Australia	11
Germany	10
Canada	7
Netherlands	7
Hong Kong	6
Other	23

Total	100%

†	% of total investments as of December 31, 2015

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Equity Securities:
Common Stocks	$39,812	$24,950	$14,862	$0	*

Total Investments	$39,812	$24,950	$14,862	$0	*

*	Includes internally fair valued security currently priced at zero ($0).

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—96.2%
Consumer Discretionary—11.2%
Goldlion Holdings Ltd. (Hong Kong)	2,990,600	$1,214
Pico Far East Holdings Ltd. (Hong Kong)	4,817,668	1,305
REA Group Ltd. (Australia)	58,000	2,308

		4,827

Consumer Staples—8.7%
Guinness Anchor Bhd (Malaysia)	404,000	1,243
Oldtown Bhd (Malaysia)	1,797,550	665
Premier Marketing PCL (Thailand)	4,415,029	1,285
Wawel SA (Poland)	1,900	576

		3,769

Energy—3.4%
Pason Systems, Inc. (Canada)	47,500	666
Schoeller-Bleckmann Oilfield Equipment AG (Austria)	14,248	780

		1,446

Financials—22.0%
ARA Asset Management Ltd. (Singapore)	2,241,716	1,857
Ashmore Group plc (United Kingdom)	306,500	1,159
Austbrokers Holdings Ltd. (Australia)	102,318	675
Euler Hermes SA (France)	15,750	1,516
Euroz Ltd. (Australia)	2,264,878	1,364
Financiere Marc de Lacharriere (France)	5,811	493
Korea Ratings Corp. (South Korea)	32,675	1,404
LSL Property Services plc (United Kingdom)	239,001	1,004

		9,472

Health Care—6.1%
Haw Par Corp. Ltd. (Singapore)	142,719	831
Software Service, Inc. (Japan)	11,753	505
WIN-Partners Co. Ltd. (Japan)	90,710	1,299

		2,635

Industrials—15.9%
AIT Corp. (Japan)	156,600	1,518
Belimo Holding AG (Switzerland)	460	1,125
Rotork plc (United Kingdom)	477,393	1,286
Tegma Gestao Logistica (Brazil)	1,059,560	1,259
Thermador Groupe (France)	6,762	639
WABCO Holdings, Inc. (United States)(2)	9,750	997

		6,824

	SHARES	VALUE
Information Technology—22.9%
Alten SA (France)	11,000	$639
Autohome, Inc. ADR (China)(2)	62,200	2,172
Bouvet ASA (Norway)	240,050	2,658
carsales.com Ltd. (Australia)	114,467	969
Lumax International Corp. Ltd. (Taiwan)	1,363,527	1,800
MercadoLibre, Inc. (United States)	3,600	412
Pro-Ship, Inc. (Japan)	45,359	850
Societe Pour L’informatique Industrielle (France)	31,770	359

		9,859

Materials—6.0%
KPX Chemical Co. Ltd. (South Korea)	27,394	1,126
Transpaco Ltd. (South Africa)	910,699	1,136
Victrex plc (United Kingdom)	11,800	314

		2,576

TOTAL COMMON STOCK (Identified Cost $47,358)		41,408

TOTAL LONG TERM INVESTMENTS—96.2% (Identified Cost $47,358)		41,408

TOTAL INVESTMENTS—96.2% (Identified Cost $47,358)		41,408	(1)
Other assets and liabilities, net—3.8%		1,615

NET ASSETS—100.0%		$43,023

Abbreviation:

ADR	American Depositary Receipt

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

1

VIRTUS INTERNATIONAL SMALL-CAP FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Australia	13%
Japan	10
France	9
United Kingdom	9
Singapore	7
Norway	6
South Korea	6
Other	40

Total	100%

†	% of total investments as of December 31, 2015

2

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$41,408	$21,899	$19,509

Total Investments	$41,408	$21,899	$19,509

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $1,857 were transferred from Level 1 to Level 2 based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Schedules of Investments for more information.)

Securities held by the Fund with an end of period value of $1,305 were transferred from Level 2 to Level 1 based on our valuation procedures for non-U.S. securities. (See Note 2A in the Notes to Schedules of Investments for more information.)

The accompanying notes are an integral part of the financial statements

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—98.9%
Consumer Discretionary—30.1%
Ainsworth Game Technology Ltd.	10,568	$18
Autogrill S.p.A(2)	804	8
Autoneum Holding AG	104	21
Axel Springer SE	498	28
Bayerische Motoren Werke AG	259	27
Benesse Holdings, Inc.	1,410	41
Brembo S.p.A	162	8
Brunello Cucinelli S.p.A	454	8
Carnival plc	717	41
Chow Tai Fook Jewellery Group Ltd.	9,000	6
Christian Dior SA	81	14
Compagnie Financiere Richemont SA Registered Shares	295	21
Continental AG	112	27
Crown Resorts Ltd.	1,951	18
CTS Eventim AG & Co. KGaA	725	29
Daily Mail & General Trust plc	3,872	40
De’ Longhi	267	8
Dixons Carphone plc	5,516	41
Domino’s Pizza Enterprises Ltd.	416	17
Don Quijote Holdings Co., Ltd.	1,070	38
Dufry AG(2)	181	22
Fast Retailing Co., Ltd.	108	38
Fielmann AG	371	27
Forbo Holding AG Registered Shares	18	21
Galaxy Entertainment Group Ltd.	1,860	6
Genting Singapore plc	11,400	6
Geox SPA(2)	1,787	8
Global Brands Group Holding Ltd.(2)	32,000	6
Harvey Norman Holdings Ltd.	5,891	18
Hennes & Mauritz AB Class B	260	9
Hermes International SA	42	14
Hikari Tsushin, Inc.	580	39
Inditex SA	422	15
Jardine Cycle & Carriage Ltd.	265	6
JCDecaux SA	366	14
Kering	82	14
L’Occitane International SA	7,250	14
Li & Fung Ltd.	9,000	6
Luxottica Group S.p.A	122	8
LVMH Moet Hennessy Louis Vuitton SA	89	14
M6-Metropole Television SA	819	14

	SHARES	VALUE
Consumer Discretionary—(continued)
Man Wah Holdings Ltd.	5,200	$6
Mediaset S.p.A.	1,855	8
Mekonomen AB	438	9
Melco Crown Entertainment Ltd. ADR	356	6
Melco International Development Ltd.	4,000	6
Melia Hotels International SA	1,120	15
Merlin Entertainment plc(3)	6,043	41
MGM China Holdings Ltd.	4,800	6
Moncler SPA	561	8
Nitori Co., Ltd.	475	40
Numericable-SFR	397	14
Ocado Group plc(2)	7,885	35
Osim International Ltd.	8,400	6
Plastic Omnium SA	448	14
Prada S.p.A	2,500	8
Premier Investments Ltd.	1,764	18
PT Multimedia Servicos de Telecomunicacoes e Multimedia SGPS SA	424	3
Publicis Groupe SA	213	14
Puma SE	130	28
Rakuten, Inc.(2)	3,500	40
Royal Caribbean Cruises Ltd.	48	5
SA International Holdings Ltd.	17,400	6
Salvatore Ferragamo S.p.A	335	8
Sands China Ltd.	1,700	6
Sankyo Co., Ltd.	1,010	38
Sega Sammy Holdings, Inc.	4,100	38
Seven West Media Ltd.	30,408	17
Shangri-La Asia Ltd.	6,500	6
Shimanura Co., Ltd.	350	41
SJM Holdings Ltd.	8,500	6
Societe Television Francaise 1	1,313	15
Sodexo	143	14
Sports Direct International plc(2)	4,738	40
Start Today Co., Ltd.	1,200	39
Steinhoff International Holdings NV	5,240	27
Swatch Group AG (The)	62	22
Techtronics Industries Co., Ltd.	1,500	6
Tod’s S.p.A	101	8
Universal Entertainment Corp.	2,170	39
Vivendi	673	15
Wynn Macau Ltd.	5,200	6

1

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Yue Yuen Industrial Holdings Ltd.	1,800	$6

		1,511

Consumer Staples—11.5%
AAK AB	126	9
Anheuser-Busch InBev N.V.	409	51
Associated British Foods plc	825	41
Axfood AB	539	9
Barry Callebaut AG	20	22
Beiersdorf AG	303	28
Carrefour SA	483	14
Casino Guichard Perrachon SA	303	14
Davide Campari-Milano S.p.A	896	8
First Resources Ltd.	4,700	6
Golden Agri-Resources Ltd.	25,900	6
Heineken Holding NV	523	40
Henkel AG & KGaA	290	28
Jeronimo Martins SPGS SA	254	3
L’Oreal SA	82	14
Marine Harvest ASA	362	5
MARR SpA	381	8
Metro AG	861	28
Orkla ASA	603	5
Pola Orbis Holdings, Inc.	585	39
Rallye SA	1,064	17
Remy Cointreau SA	199	14
Sonae SGPS SA	2,824	3
Sugi Holdings Co., Ltd.	710	39
Sundrug Co., Ltd.	630	40
Suntory Beverage & Food Ltd	880	39
Unicharm Corp.	2,000	41
Wilmar International Ltd.	3,100	6

		577

Diversified REIT—0.3%
Fonciere Des Regions	158	14

Energy—3.7%
Akastor ASA(2)	3,942	5
Aker Solutions ASA	1,325	5
Avance Gas Holding Ltd.(3)	377	5
Brightoil Petroleum Holdings Ltd.	19,000	6
BW LPG Ltd(3)	588	5
Delek Group Ltd.	35	7
Det Norske Oljeselskap ASA(2)	813	5

	SHARES	VALUE
Energy—(continued)
Galp Energia SGPS SA	302	$4
Genel Energy plc(2)	16,083	40
Petrofac Ltd.	3,586	42
Saras S.p.A(2)	4,152	8
Seadrill Ltd.	1,295	5
Ship Finance International Ltd.	307	5
Tecnicas Reunidas SA	398	15
Tenaris S.A. ADR	329	8
Transocean Ltd.(4)	1,723	21

		186

Financials—13.8%
Abacus Property Group	7,651	18
ACOM Co. Ltd.(2)	7,900	37
Admiral Group plc	1,633	40
Ashmore Group plc(4)	10,879	41
Assicurazioni Generali S.p.A	422	8
Banca Mediolanum SPA	1,233	10
Banco Santander SA	2,967	15
Bank Hapoalim BM	1,239	6
Bank of East Asia Ltd.	1,600	6
Bankinter SA	2,052	15
Champion	11,800	6
Cheung Kong Property Holdings Ltd.	900	6
China LNG Group Ltd.	154,000	6
City Developments Ltd.	1,200	6
Emperor International Group Ltd.	72,000	6
First Pacific Co., Ltd.	9,300	6
Fortune	6,000	6
Goldin Financial Holdings Ltd.(2)	2,400	5
Groupe Bruxelles Lambert SA	611	52
Hang Lung Group Ltd.	1,800	6
Hang Lung Properties Ltd.	2,500	6
Hargreaves Lansdown plc	1,832	41
Henderson Land Development Co., Ltd.	950	6
Hongkong Land Holdings Ltd.	900	6
Hufvudstaden AB	665	9
Hysan Development Co. Ltd.	1,450	6
Industrivarden AB	490	9
Inmobiliaria Colonial SA(2)	21,420	15
Intu Properties plc	8,543	40
Kerry Properties Ltd.	2,150	6
Kingston Financial Group Ltd.(2)(4)	14,000	6
Lundbergforetagen AB Class B	171	10

2

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
Matsui Securities Co., Ltd.	4,300	$39
New World Development Co., Ltd.	6,000	6
Oversea-Chinese Banking Corp.	1,000	6
Pargesa Holding SA	335	21
Platinum Asset Management Ltd.	3,076	18
Reinet Investments SCA	19,907	41
Schroders plc	921	40
Sino Land Co., Ltd.	4,000	6
Sun Hung Kai Properties Ltd.	475	6
Svenska Handelsbanken AB Class A	700	9
United Overseas Bank Ltd.	465	6
United Overseas Land Ltd.	1,470	6
Wendel	119	14
Wharf Holdings Ltd. (The)	1,050	6
Wheelock & Co., Ltd.	1,405	6

		691

Health Care—3.6%
BioMerieux	119	14
DiaSorin S.p.A	149	8
Eurofins Scientific SE	40	14
Galenica AG Registered Shares	14	22
Getinge AB	362	10
Ipsen SA	217	14
Meda AB	755	10
Roche Holding AG	77	21
Straumann Holding AG	69	21
Taisho Pharmaceutical Holdings Co., Ltd.	565	40
Taro Pharmaceutical Industries Ltd.	42	6

		180

Industrials—14.1%
Abertis Infraestructuras SA	959	15
Actividades de Construccion y Servicios SA	511	15
Adecco SA Registered Shares	308	21
Alfa Laval AB	519	10
Alstom SA(2)	473	15
ANDRITZ AG	500	25
Assa Abloy AB	439	9
Bollore SA	3,048	14
Bouygues SA	362	14
Cargotec Oyj	690	26
Cheung Kong Infrastructure Holdings Ltd.	650	6
CK Hutchison Holdings Ltd.	450	6

	SHARES	VALUE
Industrials—(continued)
Dassault Aviation SA	11	$14
easyJet plc	1,564	40
Ferrovial SA	651	15
Fomento de Construcciones y Contratas SA(2)	1,889	14
Indutrade AB	166	9
Jardine Matheson Holdings Ltd.	133	7
Jardine Strategic Holdings Ltd.	234	6
Kone Oyj Class B	598	25
Kuehne & Nagel International AG	155	21
Nidec Corp.	550	40
Noble Group Ltd.	20,700	6
Nordex SE(2)	757	27
NWS Holdings Ltd.	4,000	6
Obrascon Huarte Lain SA	2,538	15
OC Oerlikon Corp. AG Registered Shares	2,386	21
Orient Overseas International Ltd.	1,250	6
Prosegur Cia de Seguridad SA	3,320	15
Regus plc	8,286	41
Rieter Holding AG	116	22
Ryanair Holdings plc-SP ADR	464	40
Salini Impregilo S.p.A	1,858	8
Securitas AB Class B	613	9
Seven Group Holdings Ltd.	4,489	18
SGL Carbon SE(2)	1,968	28
SGS SA Registered Shares	11	21
Skanska AB Class B	484	9
Sulzer AG	221	21
Vossloh AG(2)	419	27

		707

Information Technology—10.6%
Check Point Software Technologies Ltd.	79	7
COLOPL, Inc.	1,920	38
Dassault Systemes	176	14
Gree, Inc.	8,300	40
GungHo Online Entertainment, Inc.(2)(4)	13,700	37
Hexagon AB	248	9
Keyence Corp.	73	40
Konami Corp.	1,600	38
Lenovo Group Ltd.	6,000	6
Mixi, Inc.	1,000	37
Nexon Co., Ltd.	2,415	39
Obic Business Consultants Co., Ltd.	700	39
Obic Co., Ltd.	730	39

3

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Otsuka Corp.	769	$38
SAP SE	344	28
Silverlake Axis Ltd.	13,000	6
Tower Semiconductor Ltd.(2)	428	6
United Internet AG Registered Shares	500	28
VTech Holdings Ltd.	600	6
Yahoo Japan Corp.	9,400	38

		533

Materials—7.1%
APERAM SA(2)	1,173	42
ArcelorMittal	10,251	44
EMS-Chemie Holding AG	50	22
Evolution Mining Ltd	17,015	17
Fortescue Metals Group Ltd.	13,314	18
Frutarom Industries Ltd.	137	7
Glencore International plc	32,147	43
HeidelbergCement AG	343	28
Hexpol AB	882	10
Holcim Ltd. Registered Shares	429	22
Holmen AB B Shares	293	9
Imerys SA	211	15
Israel Corp. Ltd. (The)	37	7
OCI NV(2)	1,631	40
Pact Group Holdings Ltd	4,972	18
Vicat	239	14

		356

Retail REITs—0.7%
Scentre Group	5,734	17
Westfield Corp.	2,460	17

		34

Telecommunication Services—2.5%
HKT Trust & HKT Ltd.	4,700	6
Iliad SA	60	14
PCCW Ltd.	10,000	6
Smartone Telecommunications Holdings Ltd.	3,900	6
Softbank Corp.	774	39
Talktalk Telecom Group plc	12,511	40
TPG Telecom Ltd.	2,376	17

		128

Utilities—0.9%
CLP Holdings Ltd.	700	6

	SHARES	VALUE
Utilities—(continued)
Engie SA	800	$14
Hong Kong & China Gas Co., Ltd.	3,050	6
Kenon Holdings Ltd.(2)	662	7
Rubis SCA	184	14

		47

TOTAL COMMON STOCK (Identified Cost $5,156)		4,964

TOTAL LONG TERM INVESTMENTS—98.9% (Identified Cost $5,156)		4,964

SECURITIES LENDING COLLATERAL—2.0%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(5)	98,540	99

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $99)		99

TOTAL INVESTMENTS—100.9% (Identified Cost $5,255)		5,063	(1)
Other assets and liabilities, net—(0.9)%		(44)

NET ASSETS—100.0%		$5,019

Abbreviations:

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $51 or 1.0% of net assets.

(4)	All or a portion of security is on loan.
(5)	Represents security purchased with cash collateral received for securities on loan.

4

VIRTUS INTERNATIONAL WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
Japan	25%
United Kingdom	16
France	9
Germany	9
Switzerland	8
Hong Kong	5
Australia	5
Other	23

Total	100%

†	% of total investments as of December 31, 2015

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Equity Securities:
Common Stocks	$4,964	$3,126	$1,838
Securities Lending Collateral	99	99	—

Total Investments	$5,063	$3,225	$1,838

There are no Level 3 (significant unobservable inputs) priced securities.

Securities held by the Fund with an end of period value of $95 were transferred from Level 1 to Level 2 based on our valuation procedures for non-US securities. (See Note 1A in the Notes to Schedules of Investments for more information.)

Securities held by the Fund with an end of period value of $6 were transferred from Level 2 to Level 1 based on our valuation procedures for non-US securities. (See Note 1A in the Notes to Schedules of Investments for more information.)

The accompanying notes are an integral part of the financial statements

VIRTUS LOW VOLATILITY EQUITY FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
EXCHANGE-TRADED FUND—97.0%
iShares S&P 100 Index Fund(2)(3)	59,348	$5,411

TOTAL EXCHANGE-TRADED FUND (Identified Cost $5,016)		5,411

	CONTRACTS
PURCHASED OPTIONS—0.1%
Call Option—0.1%
S&P 500 Index expiration 01/20/16 strike price $25.00	105	7

TOTAL PURCHASED OPTIONS—0.1% (Premiums Paid $14)		7

TOTAL LONG TERM INVESTMENTS—97.1% (Identified Cost $5,030)		5,418	(1)

TOTAL INVESTMENTS, BEFORE WRITTEN OPTIONS—97.1% (Identified Cost $5,030)		5,418	(1)

WRITTEN OPTIONS—0.0%
Call Option—0.0%
S&P 500® Index expiration 01/22/16 strike price $2140.00	26	(2)

TOTAL WRITTEN OPTIONS—% (Premiums Received $7) (2)

TOTAL INVESTMENTS, NET OF WRITTEN OPTIONS—97.1% (Identified Cost $5,023)		5,416	(1)
Other assets and liabilities, net—2.9%		161

NET ASSETS—100.0%		$5,577

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	All or a portion segregated as collateral for written options.
(3)	This fund is a public fund and the prospectus and annual report are publicly available.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Exchange-traded Fund	$5,411	$5,411
Purchased Option	7	7

Total Investments before Written Option	$5,418	$5,418

Written Option	$(2)	(2)

Total Investments Net of Written Option	$5,416	$5,416

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—46.8%
Consumer Discretionary—12.6%
Advance Auto Parts, Inc.	1,478	$222
Amazon.com, Inc.(2)	2,090	1,413
AutoNation, Inc.(2)	2,520	150
AutoZone, Inc.(2)	920	683
Cablevision Systems Corp. Class A	1,050	34
CarMax, Inc.(2)	6,110	330
Carnival Corp.	8,790	479
Chipotle Mexican Grill, Inc.(2)	190	91
Comcast Corp. Class A	19,050	1,075
Darden Restaurants, Inc.	820	52
Expedia, Inc.	760	94
Gap, Inc. (The)	5,065	125
Goodyear Tire & Rubber Co. (The)	57,282	1,871
H&R Block, Inc.	46,250	1,541
Home Depot, Inc. (The)	10,105	1,336
Horton (D.R.), Inc.	21,480	688
Interpublic Group of Cos., Inc. (The)	21,732	506
L Brands, Inc.	4,500	431
Leggett & Platt, Inc.	10,975	461
Lennar Corp. Class A	11,620	568
Lowe’s Cos., Inc.	8,345	635
Marriott International, Inc. Class A	3,822	256
McDonald’s Corp.	6,160	728
Mohawk Industries, Inc.(2)	5,032	953
Netflix, Inc.(2)	1,940	222
Newell Rubbermaid, Inc.	41,310	1,821
News Corp. Class A	73,097	977
News Corp. Class B	20,372	284
NIKE, Inc. Class B	30,250	1,891
O’Reilly Automotive, Inc.(2)	2,510	636
Omnicom Group, Inc.	13,326	1,008
Priceline Group, Inc. (The)(2)	380	484
PulteGroup, Inc.	21,310	380
Ross Stores, Inc.	7,740	416
Royal Caribbean Cruises Ltd.	3,204	324
Starbucks Corp.	9,480	569
Starwood Hotels & Resorts Worldwide, Inc.	3,096	215
Time Warner Cable, Inc.	2,180	405
Time Warner, Inc.	3,736	242
TJX Cos., Inc. (The)	12,605	894
TripAdvisor, Inc.(2)	860	73
Twenty-First Century Fox, Inc. Class A	5,924	161

	SHARES	VALUE
Consumer Discretionary—(continued)
Twenty-First Century Fox, Inc. Class B	1,677	$46
Urban Outfitters, Inc.(2)	2,150	49
Viacom, Inc. Class B	1,540	63
Walt Disney Co. (The)	7,136	750
Wyndham Worldwide Corp.	2,063	150
Yum! Brands, Inc.	2,810	205

		26,987

Consumer Staples—4.7%
Altria Group, Inc.	12,007	699
Brown-Forman Corp. Class B	7,110	706
Campbell Soup Co.	1,222	64
ConAgra Foods, Inc.	2,786	118
Constellation Brands, Inc. Class A	9,190	1,309
CVS Health Corp.	8,378	819
General Mills, Inc.	3,605	208
Hershey Co. (The)	972	87
Hormel Foods Corp.	952	75
J.M. Smucker Co. (The)	501	62
Kellogg Co.	1,294	94
Keurig Green Mountain, Inc.	546	49
Kraft Heinz Co. (The)	3,506	255
Kroger Co. (The)	28,407	1,188
McCormick & Co., Inc.	741	63
Mead Johnson Nutrition Co.	1,114	88
Molson Coors Brewing Co. Class B	18,179	1,707
Mondelez International, Inc. Class A	9,575	429
Philip Morris International, Inc.	9,433	829
Reynolds American, Inc.	4,816	222
Tyson Foods, Inc. Class A	1,386	74
Walgreens Boots Alliance, Inc.	6,553	558
Whole Foods Market, Inc.	10,998	369

		10,072

Energy—0.9%
Marathon Petroleum Corp.	8,860	459
Phillips 66	8,872	726
Tesoro Corp.	2,070	218
Valero Energy Corp.	8,340	590

		1,993

Financials—6.2%
ACE Ltd.	3,003	351
Aflac, Inc.	3,586	215
Allstate Corp. (The)	3,928	244

1

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
American Tower Corp.	3,559	$345
AON plc	6,994	645
Apartment Investment & Management Co. Class A	3,508	140
AvalonBay Communities, Inc.	2,733	503
Bank of America Corp.	16,232	273
CBRE Group, Inc. Class A(2)	37,329	1,291
Charles Schwab Corp. (The)	9,889	326
Chubb Corp. (The)	2,131	283
Cincinnati Financial Corp.	1,423	84
Citigroup, Inc.	4,659	241
CME Group, Inc.	4,252	385
Comerica, Inc.	574	24
Crown Castle International Corp.	2,795	242
E*Trade Financial Corp.(2)	2,656	79
Equity Residential	7,388	603
Essex Property Trust, Inc.	1,294	310
Four Corners Property Trust, Inc.	273	7
General Growth Properties, Inc.	7,870	214
Goldman Sachs Group, Inc. (The)	3,198	576
Intercontinental Exchange, Inc.	1,385	355
Iron Mountain, Inc.	1,612	43
JPMorgan Chase & Co.	5,450	360
Kimco Realty Corp.	5,245	139
Lincoln National Corp.	1,916	96
Macerich Co. (The)	1,665	134
Marsh & McLennan Cos., Inc.	3,350	186
McGraw-Hill Cos., Inc. (The)	3,527	348
MetLife, Inc.	9,453	456
Moody’s Corp.	2,286	229
Morgan Stanley	12,200	388
NASDAQ OMX Group, Inc. (The)	1,290	75
Plum Creek Timber Co., Inc.	1,457	69
Principal Financial Group, Inc.	2,499	112
Progressive Corp. (The)	5,812	185
Prudential Financial, Inc.	3,948	321
Public Storage	1,235	306
Realty Income Corp.	3,353	173
Simon Property Group, Inc.	4,243	825
Torchmark Corp.	872	50
Travelers Cos., Inc. (The)	2,846	321
U.S. Bancorp	2,368	101
Unum Group	2,241	75
Wells Fargo & Co.	6,897	375
Weyerhaeuser Co.	4,356	131

	SHARES	VALUE
Financials—(continued)
XL Group plc	2,878	$113

		13,347

Health Care—6.6%
Abbott Laboratories	5,129	230
AbbVie, Inc.	3,351	199
Aetna, Inc.	2,657	287
Agilent Technologies, Inc.	6,116	256
Alexion Pharmaceuticals, Inc.(2)	431	82
Allergan plc(2)	532	166
AmerisourceBergen Corp.	2,615	271
Amgen, Inc.	1,567	254
Anthem, Inc.	2,030	283
Bard (C.R.), Inc.	253	48
Baxalta, Inc.	1,417	55
Baxter International, Inc.	1,879	72
Becton, Dickinson & Co.	722	111
Biogen, Inc.(2)	520	159
Boston Scientific Corp.(2)	4,620	85
Bristol-Myers Squibb Co.	2,263	156
Cardinal Health, Inc.	4,309	385
Celgene Corp.(2)	1,604	192
Cerner Corp.(2)	20,786	1,251
Cigna Corp.	1,970	288
DaVita HealthCare Partners, Inc.(2)	2,634	184
DENTSPLY International, Inc.	20,215	1,230
Edwards Lifesciences Corp.(2)	730	58
Eli Lilly & Co.	1,228	103
Endo International plc	418	26
Express Scripts Holding Co.(2)	10,129	885
Gilead Sciences, Inc.	3,065	310
HCA Holdings, Inc.(2)	12,198	825
Henry Schein, Inc.(2)	1,182	187
Humana, Inc.	1,130	202
Intuitive Surgical, Inc.(2)	127	69
Johnson & Johnson	3,806	391
Laboratory Corporation of America Holdings(2)	1,453	180
Mallinckrodt plc	363	27
McKesson Corp.	3,075	607
Medtronic plc	4,758	366
Merck & Co., Inc.	3,702	196
Mylan NV	568	31
Patterson Cos., Inc.	1,088	49
PerkinElmer, Inc.	2,000	107
Perrigo Co. plc	158	23

2

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Pfizer, Inc.	8,631	$279
Quest Diagnostics, Inc.	2,307	164
Regeneron Pharmaceuticals, Inc.(2)	178	97
St. Jude Medical, Inc.	975	60
Stryker Corp.	1,073	100
Tenet Healthcare Corp.(2)	4,003	121
Thermo Fisher Scientific, Inc.	6,905	979
UnitedHealth Group, Inc.	6,990	822
Universal Health Services, Inc. Class B	3,592	429
Varian Medical Systems, Inc.(2)	348	28
Vertex Pharmaceuticals, Inc.(2)	424	53
Waters Corp.(2)	1,381	186
Zimmer Biomet Holdings, Inc.	583	60
Zoetis, Inc.	588	28

		14,292

Industrials—6.7%
3M Co.	2,137	322
Allegion plc	11,770	776
American Airlines Group, Inc.	8,470	359
Avery Dennison Corp.	4,364	273
Boeing Co. (The)	1,724	249
Cintas Corp.	20,000	1,821
Danaher Corp.	1,810	168
Delta Air Lines, Inc.	9,691	491
Dover Corp.	1,998	123
Dun & Bradstreet Corp.	2,060	214
Equifax, Inc.	6,715	748
Flowserve Corp.	1,711	72
General Dynamics Corp.	845	116
General Electric Co.	33,292	1,037
Honeywell International, Inc.	2,215	229
Hunt (JB) Transport Services, Inc.	12,094	887
Illinois Tool Works, Inc.	3,874	359
Ingersoll-Rand plc	3,042	168
L-3 Communications Holdings, Inc.	203	24
Lockheed Martin Corp.	807	175
Masco Corp.	42,700	1,208
Nielsen Holdings plc	20,970	977
Northrop Grumman Corp.	535	101
Parker Hannifin Corp.	1,733	168
Pentair plc	2,324	115
Precision Castparts Corp.	331	77
Raytheon Co.	856	107
Robert Half International, Inc.	27,121	1,279

	SHARES	VALUE
Industrials—(continued)
Rockwell Collins, Inc.	286	$26
Roper Technologies, Inc.	307	58
Ryder System, Inc.	6,979	397
Snap-On, Inc.	618	106
Southwest Airlines Co.	8,476	365
Stanley Black & Decker, Inc.	1,903	203
Textron, Inc.	607	26
United Continental Holdings, Inc.(2)	4,725	271
United Technologies Corp.	2,310	222
Xylem, Inc.	2,102	77

		14,394

Information Technology—5.2%
Activision Blizzard, Inc.	16,870	653
Adobe Systems, Inc.(2)	5,618	528
Akamai Technologies, Inc.(2)	620	33
Alliance Data Systems Corp.(2)	360	100
Alphabet, Inc. Class A(2)	640	498
Alphabet, Inc. Class C(2)	660	501
Apple, Inc.	9,620	1,013
Autodesk, Inc.(2)	2,323	141
Automatic Data Processing, Inc.	2,395	203
CA, Inc.	901	26
Citrix Systems, Inc.(2)	1,888	143
eBay, Inc.(2)	3,415	94
Electronic Arts, Inc.(2)	10,364	712
EMC Corp.	2,925	75
Equinix, Inc.	495	150
Facebook, Inc. Class A(2)	4,840	506
Fidelity National Information Services, Inc.	1,620	98
Fiserv, Inc.(2)	1,360	124
Hewlett Packard Co., Inc.(2)	2,734	32
Hewlett Packard Enterprise Co.	2,734	42
Intuit, Inc.	3,172	306
MasterCard, Inc. Class A	4,800	467
Microsoft Corp.	18,479	1,025
NetApp, Inc.	748	20
Oracle Corp.	7,442	272
Paychex, Inc.	1,850	98
PayPal Holdings, Inc.(2)	3,290	119
Red Hat, Inc.(2)	305	25
salesforce.com, Inc.(2)	7,252	569
SanDisk Corp.	328	25
Seagate Technology plc	648	24
Symantec Corp.	1,199	25

3

VIRTUS MULTI-ASSET TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
TE Connectivity Ltd.	22,180	$1,433
Total System Services, Inc.	500	25
VeriSign, Inc.(2)	200	17
Visa, Inc. Class A	9,540	740
Western Digital Corp.	377	23
Western Union Co. (The)	2,980	53
Xerox Corp.	5,960	63
Yahoo!, Inc.(2)	3,055	102

		11,103

Materials—2.4%
Ecolab, Inc.	3,624	414
International Flavors & Fragrances, Inc.	1,108	133
LyondellBasell Industries N.V. Class A	14,506	1,261
Martin Marietta Materials, Inc.	4,700	642
PPG Industries, Inc.	3,666	362
Sealed Air Corp.	9,363	418
Sherwin-Williams Co. (The)	1,033	268
Vulcan Materials Co.	11,385	1,081
Westrock Co.	12,184	556

		5,135

Telecommunication Services—0.7%
Level 3 Communications, Inc.(2)	27,027	1,469

		1,469

Utilities—0.8%
AGL Resources, Inc.	26,324	1,680

		1,680

TOTAL COMMON STOCK (Identified Cost $97,578)		100,472

EXCHANGE-TRADED FUNDS(3)—41.7%
iShares 1-3 Year Treasury Bond Fund	522,409	44,070
iShares 20+ Year Treasury Bond Fund	220,228	26,564
iShares Dow Jones U.S. Real Estate Index Fund	111,954	8,409
Powershares DB U.S. Dollar Index Bullish Fund(2)	415,267	10,651

TOTAL EXCHANGE-TRADED FUNDS (Identified Cost $89,386)		89,694

TOTAL LONG TERM INVESTMENTS—88.5% (Identified Cost $186,964)		190,166

	SHARES	VALUE
SHORT-TERM INVESTMENT—6.6%
Money Market Mutual Fund—6.6%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	14,223,773	$14,224

TOTAL SHORT-TERM INVESTMENT (Identified Cost $14,224)		14,224

TOTAL INVESTMENTS—95.1% (Identified Cost $201,188)		204,390	(1)
Other assets and liabilities, net—4.9%		10,616

NET ASSETS—100.0%		$215,006

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All of these funds are public funds and the prospectus and annual reports of each are publicly available.
Non-income producing.

4

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$100,472	$100,472
Exchange-Traded Funds	89,694	89,694
Short-Term Investments	14,224	14,224

Total Investments	$204,390	$204,390

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITY—1.0%
U.S. Treasury Note 2.250%, 11/15/24	$3,075		$3,073

TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $3,075)			3,073

MUNICIPAL BONDS—0.2%
Illinois—0.1%
Chicago Wastewater Transmission Taxable Revenue 5.180%, 1/1/27	250		256

Michigan—0.0%
Tobacco Settlement Finance Authority Taxable Series A, 7.309%, 6/1/34	145		125

Virginia—0.1%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	325		251

TOTAL MUNICIPAL BONDS (Identified Cost $707)			632

FOREIGN GOVERNMENT SECURITIES—4.6%
Argentine Republic Series NY, 8.280%, 12/31/33(12)	1,570		1,814
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	295		266
RegS 7.000%, 12/1/18(4)	216		98
RegS 7.750%, 10/13/19(4)	202		81
RegS 8.250%, 10/13/24(4)	1,110		427
RegS 7.650%, 4/21/25(4)	1,500		562
9.250%, 9/15/27	360		149
9.375%, 1/13/34	2,145		853
Mongolia 144A 5.125%, 12/5/22(3)	825		659
Republic of Angola 144A 9.500%, 11/12/25(3)	275		256
Republic of Azerbaijan 144A 4.750%, 3/18/24(3)	880		821
Republic of Chile 5.500%, 8/5/20	474,000	CLP	688
Republic of Colombia 4.375%, 3/21/23	1,867,000	COP	490
Republic of Costa Rica
144A 4.375%, 4/30/25(3)	795		672
144A 7.000%, 4/4/44(3)	200		168
Republic of Cote d’Ivoire 144A 6.375%, 3/3/28(3)	905		824
Republic of El Salvador 144A 6.375%, 1/18/27(3)	1,405		1,194
Republic of Iraq RegS 5.800%, 1/15/28(4)	610		413
Republic of Peru 4.125%, 8/25/27	650		637
Republic of South Africa

	PAR VALUE		VALUE
Series R203, 8.250%, 9/15/17	$3,690	ZAR	$238
Series R208, 6.750%, 3/31/21	6,720	ZAR	389
Republic of Sri Lanka 144A 6.850%, 11/3/25(3)	800		757
Russian Federation 144A 7.850%, 3/10/18(3)	60,000	RUB	787
United Mexican States Series M, 6.500%, 6/9/22	17,764	MXN	1,061

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $18,915)			14,304

MORTGAGE-BACKED SECURITIES—19.1%
Agency—4.3%
FHLMC
4.000%, 2/1/45	758		802
3.500%, 3/1/45	1,988		2,051
FNMA
3.000%, 4/1/43	1,626		1,629
3.000%, 5/1/43	826		827
3.000%, 6/1/43	2,302		2,306
3.000%, 7/1/43	1,675		1,678
4.000%, 10/1/44	1,477		1,565
3.500%, 9/1/45	2,395		2,472

			13,330

Non-Agency—14.8%
A-10 Securitization LLC 13-1, B 144A 4.120%, 11/15/25(3)	1,100		1,097
American Homes 4 Rent
14-SFR2, C 144A 4.705%, 10/17/36(3)	915		907
15-SFR2, C 144A 4.691%, 10/17/45(3)	805		783
15-SFR1, A 144A 3.467%, 4/17/52(3)	692		679
Ameriquest Mortgage Securities, Inc. 03-AR3, M4 4.285%, 6/25/33(2)	1,135		1,077
Aventura Mall Trust 13-AVM, C 144A 3.743%, 12/5/32(2)(3)	845		858
Banc of America Alternative Loan Trust 03-2, CB3 5.750%, 4/25/33	785		812
Banc of America Funding Trust
05-1, 1A1 5.500%, 2/25/35	475		479
06-2, 3A1 6.000%, 3/25/36	270		274
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	494		520
04-24CB, 1A1 6.000%, 11/25/34	111		112
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
05-1 AF5A 5.159%, 7/25/35(2)	$1,186	$1,171
05-12, 2A4 4.820%, 2/25/36(2)	540	537
Bank of America (Merrill Lynch) Mortgage Investors Trust 98-C1, C 6.750%, 11/15/26(2)	1,260	1,353
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust 07-C7, A3 5.866%, 9/15/45(2)	442	464
Citigroup Mortgage Loan Trust, Inc.
05-5, 2A3 5.000%, 8/25/35	320	318
15-A, A1 3.500%, 6/25/58(2)	858	858
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	669	658
Commercial Mortgage Trust 07-GG11, AM 5.867%, 12/10/49(2)	1,200	1,246
Credit Suisse Commercial Mortgage Trust 07 - C5, A1AM 5.870%, 9/15/40(2)	939	936
CSAIL Commercial Mortgage Trust 15-C2, AS 3.849%, 6/15/57	489	486
CSMC Mortgage-Backed Trust 06-8 6.000%, 10/25/21	695	672
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.465%, 8/10/44(2)(3)	860	893
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 2.821%, 5/25/24(2)	1,080	972
Finnish Real Estate Management Federation (FREMF) Mortgage Trust 144A 3.389%, 7/25/22(2)(3)	380	333
Freddie Mac Structured Agency Notes 15-DNA3, M2 3.071%, 4/25/28(2)	875	873
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	600	586
GMAC Mortgage Corp. Loan Trust
06-HLTV, A4 5.810%, 10/25/29	98	99
05-AR2, 2A 3.187%, 5/25/35(2)	674	635
Goldman Sachs Residential Mortgage Loan Trust 05-5F, B1 5.751%, 6/25/35(2)	1,324	1,288
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)	327	335
Hilton USA Trust 13-HLT, EFX 144A 4.453%, 11/5/30(2)(3)	720	720
Home Equity Loan Trust
03-HS3, AI4 5.550%, 9/25/33(2)	276	283
07-HI1, A3 5.720%, 3/25/37	45	45
07-HSA3, AI4 6.110%, 6/25/37(2)	1,481	1,505

	PAR VALUE	VALUE
Non-Agency—(continued)
Jefferies Resecuritization Trust 14-R1, 2A1 144A 4.000%, 12/27/37(3)	$601	$600
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
07-PW15, AM 5.363%, 2/11/44	645	657
07-PW18, AM 6.084%, 6/11/50(2)	1,525	1,621
JPMorgan Chase Commercial Mortgage Securities Trust
14-1, 1A1 144A 3.940%, 1/25/44(2)(3)	744	773
07-LDP10, AM 5.464%, 1/15/49(2)	1,341	1,366
MASTR Alternative Loan Trust
04-6, 7A1 6.000%, 7/25/34	1,284	1,306
05-2, 2A1 6.000%, 1/25/35	513	545
MASTR Reperforming Loan Trust 05-1, 1A5 144A 8.000%, 8/25/34(3)	619	661
MASTR Specialized Loan Trust 05-3, A2 144A 5.704%, 11/25/35(2)(3)	408	414
Morgan Stanley - Bank of America (Merrill Lynch) Trust
15-C22, AS 3.561%, 4/15/48	965	950
15-C26, 4.416%, 10/15/48	840	809
Morgan Stanley Capital I Trust 07-IQ14, AM 5.681%, 4/15/49(2)	925	941
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	1,080	1,069
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	267	271
Resecuritization Pass-Through Trust 05-BR, A5 6.000%, 10/25/34	508	514
Residential Asset Mortgage Trust 04-RZ1, M1 4.820%, 3/25/34(2)	1,081	1,105
Residential Asset Securitization Trust 05-A1, A3 5.500%, 4/25/35	775	785
Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/16/55(2)	634	643
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	354	362
15-1, A1 144A 3.500%, 1/25/45(2)(3)	920	917
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	666	659
15-NPL2, A1 144A 3.375%, 2/25/55(2)(3)	695	685
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	659	647
VFC LLC 15-3, B 144A 4.750%, 12/20/31(3)	1,000	999

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(2)(3)	$645	$697
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust 15-LC20, B 3.719%, 4/15/50	875	830

		45,690

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $59,289)		59,020

ASSET-BACKED SECURITIES—4.9%
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(3)	1,260	1,276
CarFinance Capital Auto Trust
14-1A, D 144A 4.900%, 4/15/20(3)	1,316	1,318
15-1A, C 144A 3.580%, 6/15/21(3)	2,160	2,166
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	930	925
Conseco Financial Corp. 01-3, A4 6.910%, 5/1/33(2)	332	365
DB Master Finance LLC 15-A1, A2II 144A 3.980%, 2/20/45(3)	380	379
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	382	393
Drive Auto Receivables Trust 15-AA, D 144A 4.120%, 6/15/22(3)	1,080	1,069
Exeter Automobile Receivables Trust
15-A1, C 144A 4.100%, 12/15/20(3)	900	892
15-3, 144A 6.550%, 10/17/22(3)	840	836
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	542	540
Foursight Capital Automobile Receivables Trust 15-1, B 144A 4.120%, 9/15/22(3)	1,110	1,110
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	545	540
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	234	239
LEAF Receivables Funding 10 LLC 15-1, E2 144A 6.000%, 6/15/23(3)	555	528
Origen Manufactured Housing Contract Trust 04-B, M1 5.730%, 11/15/35(2)	433	448
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	961	914
Trip Rail Master Funding LLC 11-1A, A1A 144A 4.370%, 7/15/41(3)	210	215

	PAR VALUE	VALUE
Wendy’s Funding LLC 15-1A, A2II 144A 4.080%, 6/15/45(3)	$1,107	$1,098

TOTAL ASSET-BACKED SECURITIES (Identified Cost $15,328)		15,251

CORPORATE BONDS AND NOTES—52.4%
Consumer Discretionary—7.7%
Aramark Services Inc. 144A 5.125%, 1/15/24(3)	430	439
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	775	770
Boyd Gaming Corp.
9.000%, 7/1/20	435	463
6.875%, 5/15/23	415	428
Brookfield Residential Properties, Inc. 144A 6.125%, 7/1/22(3)	185	172
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(12)	535	409
Caesars Entertainment Resort Properties LLC 8.000%, 10/1/20	320	306
Caesars Growth Properties Holdings LLC 9.375%, 5/1/22	495	408
CCO Holding Safari LLC 144A 5.750%, 2/15/26(3)	625	628
CCO Holdings LLC 144A 5.125%, 5/1/23(3)	390	391
CCO Safari II LLC 144A 4.908%, 7/23/25(3)	260	260
Cequel Communications Holdings I LLC (Cequel Capital Corp.)
144A 5.125%, 12/15/21(3)	275	249
144A 5.125%, 12/15/21(3)	655	592
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	250	252
Clear Channel Worldwide Holdings, Inc.
Series B 7.625%, 3/15/20	930	863
Series A 7.625%, 3/15/20	320	292
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	200	199
Grupo Televisa SAB 4.625%, 1/30/26	825	815
International Game Technology plc
7.500%, 6/15/19	580	620
144A 6.250%, 2/15/22(3)	340	320
Jarden Corp. 144A 5.000%, 11/15/23(3)	135	139
Landry’s Holdings II, Inc. 144A 10.250%, 1/1/18(3)	425	425
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	475	502
M/I Homes, Inc. 144A 6.750%, 1/15/21(3)	525	518
MDC Holdings, Inc. 5.500%, 1/15/24	860	873
Meritor, Inc. 6.750%, 6/15/21	715	661
MGM Resorts International 6.000%, 3/15/23	490	488

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Mohegan Tribal Gaming Authority 144A 9.750%, 9/1/21(3)	$305	$306
MPG Holdco I, Inc. 7.375%, 10/15/22	830	842
Myriad International Holdings BV 144A 5.500%, 7/21/25(3)	995	957
NCL Corp. Ltd. 144A 4.625%, 11/15/20(3)	325	320
New York University 4.142%, 7/1/48	545	511
Numericable Group SA 144A 6.000%, 5/15/22(3)	305	297
Omega US Sub LLC 144A 8.750%, 7/15/23(3)	925	858
Party City Holdings, Inc. 144A 6.125%, 8/15/23(3)	125	122
Penn National Gaming, Inc. 5.875%, 11/1/21	490	478
Pinnacle Entertainment, Inc. 6.375%, 8/1/21	490	518
QVC, Inc. 5.125%, 7/2/22	240	239
RCN Telecom Services LLC (RCN Capital Corp.) 144A 8.500%, 8/15/20(3)	510	517
Scientific Games International, Inc.
6.625%, 5/15/21	540	257
144A 7.000%, 1/1/22(3)	590	566
Signet UK Finance plc 4.700%, 6/15/24	895	882
Station Casinos LLC 7.500%, 3/1/21	970	994
Toll Brothers Finance Corp.
4.000%, 12/31/18	375	383
6.750%, 11/1/19	940	1,039
TRI Pointe Holdings, Inc. 5.875%, 6/15/24	890	870
VTR Finance BV 144A 6.875%, 1/15/24(3)	600	554

		23,992

Consumer Staples—1.0%
Constellation Brands, Inc. 4.750%, 12/1/25	180	184
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	545	541
Pilgrim’s Pride Corp. 144A 5.750%, 3/15/25(3)	340	331
Rite Aid Corp. 144A 6.125%, 4/1/23(3)	250	260
Safeway, Inc. 7.250%, 2/1/31	510	459
Tops Holding LLC (Tops Markets II Corp.) 144A 8.000%, 6/15/22(3)	925	916
Whole Foods Market, Inc. 144A 5.200%, 12/3/25(3)	543	543

		3,234

Energy—8.9%
Afren plc 144A 11.500%, 2/1/16(3)(12)	464	9
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	490	385
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	305	212

	PAR VALUE	VALUE
Energy—(continued)
Compagnie Generale de Geophysique-Veritas 6.500%, 6/1/21	$725	$326
CONSOL Energy, Inc. 5.875%, 4/15/22	650	406
Denbury Resources, Inc. 5.500%, 5/1/22	440	148
Ecopetrol SA 5.375%, 6/26/26	910	776
Enbridge Energy Partners LP 4.375%, 10/15/20	170	166
Energy Transfer Partners LP 5.875%, 1/15/24	885	726
EnQuest plc 144A 7.000%, 4/15/22(3)	885	313
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	840	540
Exterran Partners LP (EXLP Finance Corp.) 6.000%, 10/1/22	740	607
FTS International, Inc. 6.250%, 5/1/22	450	128
Gazprom OAO (Gaz Capital SA)
144A 3.850%, 2/6/20(3)(7)	1,115	1,039
144A 6.000%, 11/27/23(3)(7)	255	241
Gulfmark Offshore, Inc. 6.375%, 3/15/22	960	521
Gulfport Energy, Corp. 7.750%, 11/1/20	885	796
Helmerich & Payne International Drilling Co. 4.650%, 3/15/25	540	541
Kinder Morgan, Inc. 7.750%, 1/15/32	890	845
Laredo Petroleum, Inc.
7.375%, 5/1/22	830	768
6.250%, 3/15/23	145	127
Linn Energy LLC
6.500%, 5/15/19	512	92
6.500%, 9/15/21	155	22
Lukoil OAO International Finance BV
144A 7.250%, 11/5/19(3)	525	564
144A 4.563%, 4/24/23(3)	495	444
MPLX LP 144A 4.875%, 12/1/24(3)	1,390	1,248
Newfield Exploration Co.
5.750%, 1/30/22	160	142
5.625%, 7/1/24	785	669
5.375%, 1/1/26	550	455
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	925	735
Novatek OAO (Novatek Finance Ltd.) 144A 4.422%, 12/13/22(3)(7)	1,105	982
Odebrecht Offshore Drilling Finance Ltd. 144A 6.750%, 10/1/22(3)	1,093	251
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)	610	119

4

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Parker Drilling Co. (The) 7.500%, 8/1/20	$1,075		$822
Pertamina Persero PT
144A 4.300%, 5/20/23(3)	600		547
144A 6.000%, 5/3/42(3)	400		329
Petrobras Global Finance BV 5.375%, 1/27/21	830		618
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	323		173
144A 6.000%, 5/16/24(3)	1,580		592
RegS 6.000%, 11/15/26(4)	790		292
Petroleos Mexicanos 5.500%, 6/27/44	650		489
PHI, Inc. 5.250%, 3/15/19	360		290
QEP Resources, Inc. 6.875%, 3/1/21	1,105		912
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	1,000		453
Regency Energy Partners LP 5.000%, 10/1/22	1,010		895
Sabine Oil & Gas Corp. 7.250%, 6/15/19(12)	935		63
Sabine Pass Liquefaction LLC 5.625%, 2/1/21	915		846
SM Energy Co. 6.125%, 11/15/22	1,160		858
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	1,790		1,692
TransCanada Trust 5.625%, 5/20/75(2)	940		869
Transocean, Inc.
5.800%, 12/15/16	300		292
4.300%, 10/15/22	1,050		556
Whiting Petroleum Corp. 6.250%, 4/1/23	910		660

			27,591

Financials—15.0%
Akbank TAS 144A 7.500%, 2/5/18(3)	1,565	TRY	482
Allstate Corp. (The) 5.750%, 8/15/53(2)(6)	1,455		1,496
Avis Budget Car Rental LLC (Avis Budget Finance, Inc.) 144A 5.250%, 3/15/25(3)	785		747
Banco Bilbao Vizcaya Argentaria Bancomer S.A.
144A 6.500%, 3/10/21(3)	425		451
144A 6.750%, 9/30/22(3)	1,000		1,100
Banco de Credito del Peru
144A 4.250%, 4/1/23(3)	657		656
144A 6.125%, 4/24/27(2)(3)	1,095		1,144
Banco Internacional del Peru SAA
144A 5.750%, 10/7/20(3)	1,060		1,132
144A 6.625%, 3/19/29(2)(3)	395		399
Banco Nacional de Comercio 144A 4.375%, 10/14/25(3)	550		543

	PAR VALUE		VALUE
Financials—(continued)
Banco Santander Brasil SA 144A 8.000%, 3/18/16(3)	$900	BRL	$223
Bancolombia S.A. 5.125%, 9/11/22	1,015		973
Bank of China Ltd. 144A 5.000%, 11/13/24(3)	875		901
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	1,015		1,058
Block Financial LLC 4.125%, 10/1/20	490		496
Brixmor Operating Partnership LP 3.875%, 8/15/22	245		244
Citizens Financial Group, Inc. 144A 5.500% (2)(3)(5)	920		906
Compass Bank 3.875%, 4/10/25	900		826
Corporate Office Properties LP 3.600%, 5/15/23	950		876
Corrections Corp. of America 5.000%, 10/15/22	1,465		1,465
CTR Partnership LP (Caretrust Capital Corp.) 5.875%, 6/1/21	720		730
CyrusOne LP / CyrusOne Finance Corp. 6.375%, 11/15/22	945		978
Development Bank of Kazakhstan OJSC 144A 4.125%, 12/10/22(3)	1,090		959
Discover Financial Services, Inc. 3.950%, 11/6/24	1,250		1,235
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	915		888
ESH Hospitality, Inc. 144A 5.250%, 5/1/25(3)	925		907
Eurasian Development Bank 144A 4.767%, 9/20/22(3)	925		883
First Cash Financial Services, Inc. 6.750%, 4/1/21	530		522
First Niagara Financial Group, Inc. 7.250%, 12/15/21	1,160		1,358
FS Investment Corp.
4.250%, 1/15/20	785		788
4.750%, 5/15/22	285		277
Genworth Holdings, Inc. 4.900%, 8/15/23	1,170		784
GLP Capital LP (GLP Financing II, Inc.) 5.375%, 11/1/23	25		24
Healthcare Realty Trust, Inc. 3.875%, 5/1/25	395		382
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)	1,130		1,182
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
4.875%, 3/15/19	65		64
6.000%, 8/1/20	370		373
5.875%, 2/1/22	755		738
ING Groep NV 6.000% (2)(5)(6)	865		869
iStar Financial, Inc. 5.000%, 7/1/19	940		917

5

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Financials—(continued)
Jefferies Group LLC 6.875%, 4/15/21	$410		$459
Kazakhstan Temir Zholy Finance BV 144A 6.950%, 7/10/42(3)	795		701
Kilroy Realty LP 4.375%, 10/1/25	830		841
Leucadia National Corp. 5.500%, 10/18/23	575		562
Lincoln National Corp. 6.050%, 4/20/67(2)(6)	300		234
Macquarie Bank Ltd. 144A 6.625%, 4/7/21(3)	189		212
McGraw Hill Financial Inc.
4.000%, 6/15/25	340		341
4.400%, 2/15/26	485		496
Morgan Stanley 144A 10.090%, 5/3/17(3)	2,400	BRL	576
MPT Operating Partnership LP 5.500%, 5/1/24	455		453
National Retail Properties, Inc. 4.000%, 11/15/25	260		255
Nordea Bank AB 144A 4.250%, 9/21/22(3)	860		881
PKO Finance AB 144A 4.630%, 9/26/22(3)(7)	1,315		1,371
Prudential Financial, Inc.
5.875%, 9/15/42(2)	2,155		2,240
5.625%, 6/15/43(2)(6)	450		460
Santander Bank NA 8.750%, 5/30/18	400		451
Select Income REIT 4.500%, 2/1/25	900		837
Springleaf Finance Corp. 5.250%, 12/15/19	440		419
SunTrust Bank, Inc. 5.400%, 4/1/20	250		268
Teachers Insurance & Annuity Association of America 144A 4.375%, 9/15/54(2)(3)	740		724
Turkiye Garanti Bankasi AS 144A 5.250%, 9/13/22(3)	1,285		1,262
Voya Financial, Inc. 5.650%, 5/15/53(2)	870		861
York Risk Services Holding Corp. 144A 8.500%, 10/1/22(3)	685		564

			46,444

Health Care—4.6%
Acadia Healthcare Co., Inc.
5.125%, 7/1/22	300		282
5.625%, 2/15/23	65		62
Alere, Inc. 144A 6.375%, 7/1/23(3)	345		323
Capsugel SA PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(10)	200		195
Community Health Systems, Inc. 6.875%, 2/1/22	525		501
Concordia Healthcare Corp. 144A 7.000%, 4/15/23(3)	65		57
Crimson Merger Sub, Inc. 144A 6.625%, 5/15/22(3)	710		488
DaVita Healthcare Partners, Inc. 5.125%, 7/15/24	935		937

	PAR VALUE	VALUE
Health Care—(continued)
Emdeon, Inc. 144A 6.000%, 2/15/21(3)	$625	$583
Endo Finance LLC 144A 5.875%, 1/15/23(3)	660	650
HCA, Inc.
6.500%, 2/15/20	990	1,079
5.375%, 2/1/25	720	712
HealthSouth Corp.
144A 5.750%, 11/1/24(3)	95	91
144A 5.750%, 9/15/25(3)	835	781
IASIS Healthcare LLC 8.375%, 5/15/19	545	504
Jaguar Holding Co. II (Pharmaceutical Product Development LLC) 144A 6.375%, 8/1/23(3)	530	518
JLL Delta Dutch Pledgeco BV PIK Interest Capitalization, 144A 8.750%, 5/1/20(3)(10)	545	527
Mallinckrodt International Finance S.A.
144A 5.750%, 8/1/22(3)	360	347
144A 5.625%, 10/15/23(3)	815	778
144A 5.500%, 4/15/25(3)	60	56
Mednax Inc 144A 5.250%, 12/1/23(3)	395	397
Mylan NV 144A 3.000%, 12/15/18(3)	200	200
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	435	439
Select Medical Corp. 6.375%, 6/1/21	455	400
Surgical Care Affiliates, Inc. 144A 6.000%, 4/1/23(3)	912	894
Team Health, Inc. 144A 7.250%, 12/15/23(3)	40	42
Tenet Healthcare Corp.
4.750%, 6/1/20	575	581
6.000%, 10/1/20	180	190
8.125%, 4/1/22	440	441
Valeant Pharmaceuticals International, Inc.
144A 7.500%, 7/15/21(3)	130	130
144A 5.625%, 12/1/21(3)	140	129
144A 5.500%, 3/1/23(3)	220	195
144A 5.875%, 5/15/23(3)	705	633
Zoetis, Inc. 3.450%, 11/13/20	90	90

		14,232

Industrials—4.8%
Ahern Rentals, Inc. 144A 7.375%, 5/15/23(3)	930	756
Air Canada 144A 6.750%, 10/1/19(3)	1,050	1,093

Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	1,305	1,316

6

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Industrials—(continued)
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	$210		$200
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	386		385
Bombardier, Inc. 144A 6.125%, 1/15/23(3)	740		514
Builders FirstSource, Inc. 144A 10.750%, 8/15/23(3)	480		479
Carpenter Technology Corp. 5.200%, 7/15/21	600		603
CEB, Inc. 144A 5.625%, 6/15/23(3)	365		363
Continental Airlines Pass-Through-Trust
00-1, A1 8.048%, 11/1/20	547		612
01-1, A1 6.703%, 6/15/21	126		131
DP World Ltd. 144A 6.850%, 7/2/37(3)	400		393
General Electric Co. Series C 4.200%, 4.200%, 12/29/49(2)	1	(9)	653
Harland Clarke Holdings Corp. 144A 6.875%, 3/1/20(3)	600		501
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	808		789
JBS Investments GmbH 144A 7.250%, 4/3/24(3)	665		607
Lender Processing Services, Inc. 5.750%, 4/15/23	655		675
Masco Corp.
5.950%, 3/15/22	640		691
4.450%, 4/1/25	320		314
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	397		414
Pelabuhan Indonesia II PT 144A 4.250%, 5/5/25(3)	925		822
Penske Truck Leasing Co. LP 144A 3.375%, 2/1/22(3)	350		340
TransDigm, Inc.
6.000%, 7/15/22	630		619
144A 6.500%, 5/15/25(3)	270		262
United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	452		452
United Rentals North America, Inc. 5.500%, 7/15/25	930		905

			14,889

Information Technology—0.9%
First Data Corp. 144A 5.750%, 1/15/24(3)	405		400
Flextronics International Ltd. 144A 4.750%, 6/15/25(3)	930		906
Hewlett Packard Enterprise Co.

	PAR VALUE	VALUE
Information Technology—(continued)
144A 4.400%, 10/15/22(3)	$425	$423
144A 4.900%, 10/15/25(3)	425	417
Riverbed Technology, Inc. 144A 8.875%, 3/1/23(3)	540	502

		2,648

Materials—4.3%
Alpek SA de C.V. 144A 5.375%, 8/8/23(3)	1,460	1,493
American Builders & Contractors Supply Co., Inc. 144A 5.750%, 12/15/23(3)	80	81
ArcelorMittal 6.125%, 6/1/25	945	692
Berry Plastics Corp. 5.125%, 7/15/23	870	848
BHP Billiton Finance USA Ltd. 144A 6.750%, 10/19/75(2)(3)(6)	525	507
Braskem America Finance Co. RegS 7.125%, 7/22/41(4)	1,300	968
Cascades, Inc. 144A 5.500%, 7/15/22(3)	1,100	1,071
Corp Nacional del Cobre de Chile 144A 4.500%, 9/16/25(3)	820	772
Eldorado Gold Corp. 144A 6.125%, 12/15/20(3)	455	400
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(7)	550	553
Fibria Overseas Finance Ltd. 5.250%, 5/12/24	910	867
Fortescue Metals Group (FMG) Resources August 2006 Pty Ltd. 144A 9.750%, 3/1/22(3)	550	506
Gerdau Trade, Inc.144A 5.750%, 1/30/21(3)	150	119
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	735	658
Hexion U.S. Finance Corp. 6.625%, 4/15/20	580	457
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	920	896
Sappi Papier Holding GmbH 144A 6.625%, 4/15/21(3)	850	863
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(7)	425	445
Tronox Finance LLC 6.375%, 8/15/20	650	394
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	155	150
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	995	635

		13,375

Telecommunication Services—2.8%
Altice Financing SA
144A 6.625%, 2/15/23(3)	720	713
144A 7.750%, 7/15/25(3)	400	370

7

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Telecommunication Services—(continued)
America Movil SAB de C.V. Series 12 6.450%, 12/5/22	$5,000	MXN	$275
CenturyLink, Inc. Series V 5.625%, 4/1/20	570		566
Comcel Trust via Comunicaciones Celulares SA 144A 6.875%, 2/6/24(3)(7)	475		368
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	1,100		913
Empresa Nacional de Telecomunicaciones S.A. 144A 4.875%, 10/30/24(3)	430		413
Frontier Communications Corp.
6.250%, 9/15/21	670		571
144A 10.500%, 9/15/22(3)	210		209
Level 3 Financing, Inc. 144A 5.375%, 1/15/24(3)	145		146
Neptune Finance Corp.
144A 10.125%, 1/15/23(3)	340		355
144A 6.625%, 10/15/25(3)	650		678
Sprint Communications, Inc. 6.000%, 11/15/22	935		673
T-Mobile USA, Inc.
6.500%, 1/15/24	380		388
6.500%, 1/15/26	400		405
Verizon Communications, Inc. 4.400%, 11/1/34	895		826
Windstream Corp. 7.750%, 10/15/20	780		660

			8,529

Utilities—2.4%
AmeriGas Partners LP 7.000%, 5/20/22	770		749
Calpine Corp. 5.375%, 1/15/23	886		800
Electricite de France SA 144A 5.250% (2)(3)(5)(6)	1,360		1,278
Enel SpA 144A 8.750%, 9/24/73(2)(3)(6)	375		428
Lamar Funding Ltd. 144A 3.958%, 5/7/25(3)	910		808
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	795		891
NRG Yield Operating LLC 5.375%, 8/15/24	345		288
Southern Power Co. 4.150%, 12/1/25	1,030		1,029
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	625		472
TerraForm Power Operating LLC 144A 5.875%, 2/1/23(3)	860		716
Texas Competitive Electric Holdings Co. LLC Series A 10.250%, 11/1/16(11)	200		14

			7,473

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $181,612)			162,407

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—9.8%
Consumer Discretionary—2.0%
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	$370	$334
Affinity Gaming LLC 5.250%, 11/9/17	541	541
Aristocrat Leisure Ltd. 4.750%, 10/20/21	516	515
Caesars Entertainment Operating Co., Inc.
Tranche B-6, 9.750%, 3/1/17(12)	512	457
Tranche B-7, 11.750%, 1/28/18(12)	102	86
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	352	310
Cirque Du Soleil First Lien, 5.000%, 7/8/22	253	240
El Dorado Resorts, Inc. 4.250%, 7/25/22	204	203
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	260	258
Landry’s, Inc. (Landry’s Restaurants, Inc.) Tranche B, 4.000%, 4/24/18	873	870
Laureate Education, Inc. 5.000%, 6/15/18	576	480
Marina District Finance Co., Inc. 6.500%, 8/15/18	264	265
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	153	149
Staples, Inc. First Lien, 0.000%, 4/23/21(8)	697	691
Transtar Holding Co. Second Lien, 10.000%, 10/9/19(13)	380	317
U.S. Farathane Corp. 6.750%, 12/23/21	359	356

		6,072

Consumer Staples—1.1%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	667	662
Coty, Inc.
0.000%, 10/21/22(8)	237	236
3.750%, 10/27/22	118	118
Hostess Brands LLC Tranche B Second Lien, 8.500%, 8/3/23	890	884
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	851	849
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	550	550

		3,299

Energy—0.7%
Arch Coal, Inc. 6.250%, 5/16/18	1,098	495
Chelsea Petroleum I LLC 6.750%, 10/28/22	783	763
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	649	444

8

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Energy—(continued)
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	$520	$330
Seadrill Operating LP 4.000%, 2/21/21	501	211

		2,243

Financials—0.1%
Capital Automotive LP Second Lien, 6.000%, 4/30/20	450	451

Health Care—2.3%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	227	192
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	74	71
American Renal Holdings, Inc. Second Lien, 8.500%, 3/20/20	909	886
Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	330	324
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	458	456
Concentra, Inc. First Lien, Tranche B 4.750%, 6/1/22	60	59
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	288	277
Envision Healthcare Corp. Tranche B-2, 4.500%, 10/28/22	590	588
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	311	309
Horizon Pharma, Inc. 4.500%, 5/7/21	194	183
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	583	582
Med Impact Healthcare Systems, Inc. 5.750%, 10/27/22	599	593
MMM Holdings, Inc. 9.750%, 12/12/17(13)	253	167
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(13)	184	121
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	509	501
RCHP Tranche B-2, 6.000%, 4/23/19	824	789
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	645	639
Second Lien, 8.500%, 11/3/21	145	138
U.S. Renal Care, Inc. 0.000%, 11/17/22(8)	339	337

		7,212

Industrials—1.0%
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	344	313
DynCorp International, Inc. 6.250%, 7/7/16	386	370

	PAR VALUE	VALUE
Industrials—(continued)
Filtration Group Corp. Second Lien, 8.250%, 11/22/21	$194	$189
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	531	512
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.) Second Lien 8.250%, 1/25/21	602	601
Sedgwick Claims Management Services, Inc. Second Lien, 6.750%, 2/28/22	1,105	1,006

		2,991

Information Technology—2.0%
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	287	267
Blue Coat Systems, Inc. 4.500%, 5/20/22	195	189
Deltek, Inc. First Lien 5.000%, 6/25/22	23	22
First Data Corp.
3.918%, 3/23/18	1,349	1,334
4.168%, 7/8/22	1,237	1,221
Infinity Acquisition Ltd. 4.000%, 8/6/21	354	341
Mitchell International, Inc. Second Lien, 8.500%, 10/11/21	1,263	1,211
NXP BV (NXP Funding LLC) 3.750%, 12/7/20	543	542
Presidio, Inc. 5.250%, 2/2/22	674	659
Riverbed Technologies, Inc. 6.000%, 4/25/22	406	405

		6,191

Materials—0.4%
Anchor Glass Container Tranche B, 4.875%, 7/1/22	500	499
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	359	356
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	317	237
INEOS U.S. Finance LLC 4.250%, 3/31/22	57	55

		1,147

Telecommunication Services—0.1%
T-Mobile USA, Inc. Second Lien, 3.500%, 11/9/22	384	385

Utilities—0.1%
Atlantic Power LP 4.750%, 2/24/21	169	168

9

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMEBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Utilities—(continued)
Texas Competitive Electric Holdings Co. LLC Tranche B-3 4.726%, 10/10/17(11)	$375		$118

			286

TOTAL LOAN AGREEMENTS (Identified Cost $32,680)			30,277

	SHARES		VALUE
PREFERRED STOCKS—3.1%

Energy—0.3%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	905	(9)	882

Financials—2.4%
Ally Financial, Inc. Series A, 8.500%(2)	20,000		515
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	265	(9)	268
Citigroup, Inc. Series J, 7.125%(2)	46,600		1,305
Citigroup, Inc. Series N, 5.800%(2)	1,065	(9)	1,057
Goldman Sachs Group, Inc. (The) Series L, 5.700%(2)	635	(9)	631
JPMorgan Chase & Co. Series V, 5.000%(2)	285	(9)	271
JPMorgan Chase & Co. Series Z, 5.300%(2)	175	(9)	175
PNC Financial Services Group, Inc. (The) Series R, 4.850%(2)	965	(9)	905
SunTrust Bank, Inc. 5.625%(2)(6)	260	(9)	261
Wells Fargo & Co. Series K, 7.980%(2)	950	(9)	987
Zions Bancorp 6.950%(2)	38,525		1,108

			7,483

Industrials—0.4%
General Electric Co. Series B 4.100%(2)	829	(9)	827
Seaspan Corp. Series C, 9.500%	20,000		499

			1,326

TOTAL PREFERRED STOCKS (Identified Cost $9,457)			9,691

COMMON STOCKS—0.0%

Consumer Discretionary—0.0%
Mark IV Industries	446		17

TOTAL COMMON STOCKS (Identified Cost $4)			17

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS—2.9%
Virtus Credit Opportunities Fund(14)	934,418	$9,036

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $9,341)		9,036

TOTAL LONG TERM INVESTMENTS—98.0% (Identified Cost $330,408)		303,708

TOTAL INVESTMENTS—98.0% (Identified Cost $330,408)		303,708	(1)
Other assets and liabilities, net—2.0%		6,143

NET ASSETS—100.0%		$309,851

Abbreviations:

FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
PIK	Payment-in-Kind Security
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $116,817 or 37.7% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	No contractual maturity date.
(6)	Interest payments may be deferred.
(7)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after December 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	100% of the income received was in cash.
(11)	Security in default, portion of the interest payments are being received during the bankruptcy proceedings.
(12)	Security in default.
(13)	Illiquid security.
(14)	This fund is a public fund and the prospectus and annual report are publicly available.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
MXN	Mexican Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

10

VIRTUS MULTI-SECTOR INTERMEDIATE BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	75%
Brazil	2
Canada	2
Luxembourg	2
Mexico	2
Peru	1
Venezuela	1
Other	15

Total	100%

†	% of total investments as of December 31, 2015

11

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$15,251	$—	$14,711	$540
Corporate Bonds And Notes	161,755	—	161,746	9
Foreign Government Securities	14,304	—	14,304	—
Loan Agreements	30,276	—	29,404	872
Mortgage-Backed Securities	59,020	—	59,020	—
Municipal Bonds	632	—	632	—
U.S. Government Security	3,073	—	3,073	—
Equity Securities:
Affiliated Mutual Fund	9,036	9,036	—	—
Common Stock	17	—	—	17
Preferred Stocks	10,344	3,427	6,917	—

Total Investments	$303,708	$12,463	$289,807	$1,438

Securities held by the Fund with an end of period value of $1,108 were transferred from Level 1 into Level 2 since starting to use and exchange price.

The following is a reconciliation of assets of the Series for Level 3 investments for which significant unobservable inputs were used to determine fair value.

	Total	Asset Backed Securities	Common Stocks	Corporate Bonds and Notes		Loan Agreements
Balance as of September 30, 2015:	$929	$544	$16	$—		$369
Accrued Discount/(Premium)	1	1	—	—		—	(c)
Realized Gain (Loss)	—	—	—	—		—
Change in Unrealized Appreciation (Depreciation)	(56)	(5)	1	—		(52)
Purchases	—	—	—	—		—
(Sales)(b)	—	—	—	—		—
Transfers In of Level 3(a)	564	—	—	9	(d)	555	(d)
Transfers Out of Level 3(a)	—	—	—	—		—

Balance as of December 31, 2015	$1,438	$540	$17	$9		$872

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	Amount is less than $500.
(d)	The transfers into Level 3 are due to a decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

The accompanying notes are an integral part of the financial statements

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
U.S. GOVERNMENT SECURITY—1.0%
U.S. Treasury Note
0.750%, 4/15/18	$29,250		$28,969
1.625%, 12/31/19	9,000		9,002
1.500%, 5/31/20	32,925		32,648

TOTAL U.S. GOVERNMENT SECURITY (Identified Cost $71,259)			70,619

MUNICIPAL BONDS—0.0%
Virginia—0.0%
Tobacco Settlement Financing Corp. Series A-1, Taxable 6.706%, 6/1/46	4,635		3,573

TOTAL MUNICIPAL BONDS (Identified Cost $4,298)			3,573

FOREIGN GOVERNMENT SECURITIES—2.0%
Argentine Republic Series NY, 8.280%, 12/31/33(10)	24,360		28,136
Bolivarian Republic of Venezuela
RegS 5.750%, 2/26/16(4)	4,165		3,749
RegS 7.000%, 12/1/18(4)	20,999		9,502
RegS 7.750%, 10/13/19(4)	19,501		7,849
Mongolia 144A 4.125%, 1/5/18(3)	12,680		11,651
Republic of Chile 5.500%, 8/5/20	11,647,000	CLP	16,914
Republic of Colombia Treasury Note, Series B, 11.250%, 10/24/18	21,072,000	COP	7,300
Republic of Panama 5.200%, 1/30/20	3,800		4,123
Republic of Romania 144A 6.750%, 2/7/22(3)	7,000		8,221
Republic of South Africa Series R203, 8.250%, 9/15/17	134,520	ZAR	8,670
Republic of Sri Lanka 144A 6.000%, 1/14/19(3)	17,450		17,163
Russian Federation 144A 7.850%, 3/10/18(3)	1,005,000	RUB	13,189
State of Qatar 144A 3.125%, 1/20/17(3)	12,000		12,200

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $178,231)			148,667

MORTGAGE-BACKED SECURITIES—25.5%
Agency—4.0%
FHLMC 14-DN2, M2 1.871%, 4/25/24(2)	13,365		13,135
FNMA
5.500%, 1/1/17	19		20
6.000%, 5/1/17	6		7

	PAR VALUE	VALUE
Agency—(continued)
4.500%, 4/1/18	$101	$105
5.000%, 10/1/19	286	298
5.500%, 2/1/20	63	64
5.500%, 3/1/20	118	123
5.500%, 3/1/20	14	14
5.500%, 3/1/20	39	40
5.500%, 3/1/20	66	69
5.500%, 4/1/20	179	189
5.000%, 6/1/20	312	331
4.000%, 8/1/25	11,244	11,935
3.000%, 6/1/27	966	996
2.500%, 5/1/28	16,054	16,294
3.000%, 10/1/30	28,887	29,780
3.000%, 10/1/30	18,150	18,712
6.000%, 12/1/32	41	47
5.500%, 2/1/33	65	73
5.500%, 5/1/34	317	357
6.000%, 8/1/34	234	266
5.500%, 11/1/34	151	168
5.500%, 11/1/34	142	158
6.000%, 11/1/34	218	246
5.500%, 12/1/34	128	144
5.500%, 1/1/35	271	306
5.500%, 7/1/37	6	7
6.000%, 7/1/37	44	50
6.000%, 4/1/38	189	213
5.000%, 12/1/39	6,781	7,570
4.500%, 4/1/40	8,510	9,207
5.000%, 8/1/40	12,922	14,267
4.000%, 10/1/40	180	191
4.000%, 3/1/41	5,620	5,961
4.500%, 5/1/41	6,019	6,512
3.500%, 4/1/42	11,152	11,527
3.500%, 12/1/42	33,493	34,603
3.000%, 3/1/43	57,103	57,021
3.000%, 5/1/43	17,233	17,263
4.000%, 10/1/44	28,995	30,717
GNMA
6.500%, 11/15/31	20	23
6.500%, 2/15/32	23	26

		289,035

1

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—21.5%
A-10 Securitization LLC 13-1, A 144A 2.400%, 11/15/25(3)	$965	$965
ABN AMRO Mortgage Corp. 02-9, M 5.750%, 12/25/32	587	563
Access Point Financial, Inc. 15-A, A 144A 2.610%, 4/15/20(3)	8,543	8,533
American Homes 4 Rent
14-SFR1, A 144A 1.351%, 6/17/31(2)(3)	7,260	7,115
15-SFR1, A 144A 3.467%, 4/17/52(3)	7,850	7,704
Americold LLC Trust 10-ARTA, A1 144A 3.847%, 1/14/29(3)	8,148	8,415
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33(2)	857	882
Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	3,160	3,243
B2R Mortgage Trust 15-1, A1 144A 2.524%, 5/15/48(3)	6,759	6,612
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 07-2, A4 5.619%, 4/10/49(2)	18,643	18,866
Banc of America (Merrill Lynch) Investors Mortgage Trust 04-A4, A1 2.562%, 8/25/34(2)	1,720	1,751
Banc of America Alternative Loan Trust
03-2, CB3 5.750%, 4/25/33	15,811	16,372
03-10, 2A1 6.000%, 12/25/33	3,137	3,239
Banc of America Funding Corp. 04-4, 3A1 4.750%, 10/25/19	1,914	1,944
Banc of America Funding Trust
04-B, 2A1 2.884%, 11/20/34(2)	781	773
05-1, 1A1 5.500%, 2/25/35	529	534
06-2, 3A1 6.000%, 3/25/36	2,751	2,792
Banc of America Mortgage Trust 04-11, 5A1 6.500%, 8/25/32	870	883
Banc of America Mortgage Trust
04-7, 6A3 4.500%, 8/25/19	783	781
04-11, 2A1 5.750%, 1/25/35	1,625	1,660
05-3, 1A15 5.500%, 4/25/35	1,828	1,854
Bank of America (Merrill Lynch - Countrywide) Alternative Loan Trust 04-22CB, 1A1 6.000%, 10/25/34	25,976	27,341
Bank of America (Merrill Lynch - Countrywide) Asset-Backed Certificates
04-10, AF6 4.485%, 12/25/34(2)	836	856
05-1 AF5A 5.159%, 7/25/35(2)	13,296	13,131

	PAR VALUE	VALUE
Non-Agency—(continued)
05-12, 2A3 5.069%, 2/25/36(2)	$4,191	$4,274
Bank of America (Merrill Lynch - Countrywide) Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49	8,403	8,538
Bank of America (Merrill Lynch - Countrywide) Home Loan Mortgage Pass-Through-Trust
04-6, 1A2 2.613%, 5/25/34(2)	1,628	1,619
04-4, A6 5.500%, 5/25/34	1,167	1,188
Bank of America (Merrill Lynch - Countrywide) Mortgage Trust 06-C1, AM 5.666%, 5/12/39(2)	8,370	8,402
Bank of America (Merrill Lynch - Deutsche Bank Trust) 12-OSI, A2FX 144A 3.352%, 4/13/29(3)	19,916	20,091
Bank of America (Merrill Lynch) Mortgage Investors, Inc. 98-C1, B 6.750%, 11/15/26(2)	10,000	10,492
Bank of America (Merrill Lynch) Commercial Mortgage Trust 06-3, A4 5.414%, 7/12/46(2)	9,831	9,964
Barclays (Lehman Brothers) - UBS Commercial Mortgage Trust
06-C3, AM 5.712%, 3/15/39(2)	7,615	7,642
07-C2, A3 5.430%, 2/15/40	6,356	6,523
07-C6, A4 5.858%, 7/15/40(2)	13,415	13,801
07-C7, A3 5.866%, 9/15/45(2)	10,858	11,394
Bayview Commercial Asset Trust 08-1, A3 144A 1.922%, 1/25/38(2)(3)	31,189	30,140
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)	7,334	7,680
Bayview Financial Mortgage-Pass-Through Trust 06-A, 1A4 6.087%, 2/28/41(2)	16,408	17,292
BCRR Trust 09-1, 2A1 144A 5.858%, 7/17/40(2)(3)	2,852	2,874
Citi Held For Asset Issuance 2015-PM3 144A 4.450%, 5/16/22(3)	6,085	6,026
Citicorp Mortgage Securities, Inc. 07-1,A1 5.500%, 1/25/22	196	196
Citicorp Residential Mortgage Securities, Inc. 07-12, A6 5.469%, 6/25/37(2)	4,782	4,936
Citigroup - Deutsche Bank Commercial Mortgage Trust 07-CD4, A4 5.322%, 12/11/49	4,023	4,090
Citigroup Commercial Mortgage Trust
07-C6, A1A 5.710%, 12/10/49(2)	26,477	27,423
07-C6, A4 5.710%, 12/10/49(2)	388	401
08-C7, AM 6.137%, 12/10/49(2)	12,335	13,118
10-RR3, MLSR 144A 5.810%, 6/14/50(2)(3)	3,024	3,133
Citigroup Mortgage Loan Trust, Inc.

2

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
03-UP3, A2 7.000%, 9/25/33	$790	$830
04-UST1, A3 2.307%, 8/25/34(2)	1,533	1,535
04-NCM2, 2CB2 6.750%, 8/25/34	12,155	12,833
14-A, A 144A 4.000%, 1/25/35(2)(3)	14,762	15,256
05-5, 2A3 5.000%, 8/25/35	575	573
15-PS1, 144A 3.750%, 9/25/42(2)(3)	12,713	12,857
15-A, A1 3.500%, 6/25/58(2)	4,309	4,310
Colony American Finance Ltd. 15-1, 144A 2.896%, 10/15/47(3)	11,202	11,025
Colony Multi-Family Commercial Mortgage-Backed Securities 14-1, A 144A 2.543%, 4/20/50(3)	18,146	17,946
Commercial Mortgage Lease-Backed Certificates 01-CMB, 1 144A 7.471%, 6/20/31(2)(3)	4,080	4,753
Commercial Mortgage Trust
10-C1, D 144A 6.126%, 7/10/46(2)(3)	6,669	7,130
07-GG11, AM 5.867%, 12/10/49(2)	19,989	20,764
Credit Suisse Commercial Mortgage Trust
07-C1, A1A 5.361%, 2/15/40	37,876	38,907
07 - C5, A1AM 5.870%, 9/15/40(2)	21,039	20,982
14-LVR2, A2 144A 3.902%, 4/25/44(2)(3)	13,636	13,922
07-C2, A3 5.542%, 1/15/49(2)	12,995	13,286
Credit Suisse First Boston Mortgage Securities Corp.
03-27, 5A3 5.250%, 11/25/33	1,749	1,783
04-8, 7A1 6.000%, 12/25/34	5,954	6,280
13-HYB1, A16,144A 3.034%, 4/25/43(2)(3)	7,547	7,599
Deutsche Bank-UBS Mortgage Trust 11-LC3A, D 144A 5.465%, 8/10/44(2)(3)	6,306	6,550
Extended Stay America Trust 13-ESH7, A17 144A 2.295%, 12/5/31(3)	16,230	16,186
Fannie Mae Connecticut Avenue Securities 14-C02, 2M2 3.022%, 5/25/24(2)	1,420	1,278
FDIC Trust 13-N1, A 144A 4.500%, 10/25/18(3)	1,611	1,612
GAHR Commercial Mortgage Trust 15-NRF, CFX 144A 3.382%, 12/15/19(2)(3)	16,875	16,474
GMAC Mortgage Corp. Loan Trust
06-HLTV, A4 5.810%, 10/25/29	1,021	1,023
04-AR1, 12A 3.066%, 6/25/34(2)	7,754	7,887
05-AR1, 5A 3.274%, 3/18/35(2)	2,841	2,798
Goldman Sachs Mortgage Securities Trust
07-GG10, A1A 5.795%, 8/10/45(2)	2,973	3,091
07-GG10, A4 5.795%, 8/10/45(2)	18,810	19,327

	PAR VALUE	VALUE
Non-Agency—(continued)
Goldman Sachs Residential Mortgage Loan Trust
05-5F, B1 5.751%, 6/25/35(2)	$2,841	$2,764
07-1F, 2A2 5.500%, 1/25/37	445	422
GSAA Home Equity Trust
05-1, AF4 5.295%, 11/25/34(2)	563	591
05-12, AF3W 4.999%, 9/25/35(2)	4,589	4,707
Hilton USA Trust 13-HLT, EFX 144A 4.453%, 11/5/30(2)(3)	21,980	21,974
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	9,928	10,087
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28	2,878	2,888
Jefferies Resecuritization Trust
14-R1, 1A1 144A 4.000%, 12/27/37(3)	8,737	8,741
14-R1, 2A1 144A 4.000%, 12/27/37(3)	6,606	6,600
JPMorgan Chase (Bear Stearns) Adjustable Rate Mortgage Trust 04-10, 14A1 144A 2.965%, 1/25/35(2)(3)	1,599	1,565
JPMorgan Chase (Bear Stearns) Commercial Mortgage Securities, Inc.
06-T22, AM 5.620%, 4/12/38(2)	10,700	10,751
06-PW12, AM 5.752%, 9/11/38(2)	9,250	9,321
06-PW14, AM 5.243%, 12/11/38	5,000	5,097
05-PW10, AM 5.449%, 12/11/40(2)	989	988
06-PWR13, AM 5.582%, 9/11/41(2)	3,272	3,343
07-PW15, AM 5.363%, 2/11/44	13,247	13,494
07- PW17, A4 5.694%, 6/11/50(2)	21,238	22,150
07-PW18, AM 6.084%, 6/11/50(2)	12,400	13,183
JPMorgan Chase (Washington Mutual) Mortgage Pass-Through Certificates Trust
04-CB1, 5A 5.000%, 6/25/19	1,100	1,122
03-AR6, A1 2.553%, 6/25/33(2)	1,003	1,003
03-AR4, 2A1 2.240%, 8/25/33(2)	309	305
04-CB1, 2A 5.000%, 6/25/34	3,350	3,453
JPMorgan Chase Commercial Mortgage Securities Trust
09-IWST, A1 144A 4.314%, 12/5/27(3)	5,473	5,731
10-CNTR, A2 144A 4.311%, 8/5/32(3)	7,503	8,009
10-CNTR, D 144A 6.184%, 8/5/32(2)(3)	765	850
15-SGP, B 144A 3.081%, 7/15/36(2)(3)	13,925	13,902
14-1, 1A1 144A 4.000%, 1/25/44(2)(3)	24,818	25,783
06-LDP7, A4 5.909%, 4/15/45(2)	8,502	8,529
06-LDP7, AM 5.909%, 4/15/45(2)	22,312	22,524

3

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
06-LDP9, A3 5.336%, 5/15/47	$19,670	$20,033
06-LDP9, AM 5.372%, 5/15/47	24,850	25,268
07-LDP10, AM 5.464%, 1/15/49(2)	32,275	32,876
07-LD12, A4 5.882%, 2/15/51(2)	17,789	18,448
JPMorgan Chase Mortgage Trust 15-5, A2 144A 2.911%, 5/25/45(2)(3)	12,963	13,048
JPMorgan Chase Mortgage Trust
14-2, 2A2 144A 3.500%, 6/25/29(2)(3)	13,058	13,338
06-A2, 4A1 144A 2.717%, 8/25/34(2)(3)	2,056	2,063
04-A4, 2A1 2.594%, 9/25/34(2)	3,627	3,679
05-A1, 4A1 144A 2.793%, 2/25/35(2)(3)	823	830
05-A2, 4A1 144A 2.145%, 4/25/35(2)(3)	1,175	1,148
05-A4, 3A1 144A 2.393%, 7/25/35(2)(3)	5,408	5,389
06-A6, 3A3L 144A 5.303%, 10/25/36(2)(3)	1,678	1,459
MASTR Adjustable Rate Mortgages Trust 04-12,3A1 2.752%, 11/25/34(2)	1,412	1,400
MASTR Alternative Loan Trust
04-7, 4A1 4.500%, 7/25/19	2,597	2,642
03-8, 2A1 5.750%, 11/25/33	6,246	6,544
04-4, 6A1 5.500%, 4/25/34	3,337	3,501
04-6, 7A1 6.000%, 7/25/34	6,197	6,303
04-7, 9A1 6.000%, 8/25/34	14,779	15,482
05-2, 2A1 6.000%, 1/25/35	3,694	3,925
05-2, 1A1 6.500%, 3/25/35	10,395	10,880
MASTR Asset Securitization Trust 05-1, 1A1 5.000%, 5/25/20	576	580
MASTR Reperforming Loan Trust 05-1, 1A2 144A 6.500%, 8/25/34(3)	1,795	1,799
Morgan Stanley Capital I Trust
06-T23, AM 5.847%, 8/12/41(2)	10,575	10,767
08-T29, AM 6.268%, 1/11/43(2)	1,610	1,725
06-IQ12, A4 5.332%, 12/15/43	12,966	13,195
07-IQ14, AM 5.681%, 4/15/49(2)	15,932	16,200
07-IQ14, A4 5.692%, 4/15/49(2)	17,390	17,835
07- LQ16, A4 5.809%, 12/12/49	19,325	20,186
Morgan Stanley Mortgage Loan Trust
04-2AR, 3A 2.277%, 2/25/34(2)	1,774	1,770
04-2AR, 4A 2.658%, 2/25/34(2)	1,325	1,337
Morgan Stanley Residential Mortgage Loan Trust 14-1A, A1 144A 2.988%, 6/25/44(2)(3)	7,744	7,844
Motel 6 Trust 15-MTL6, B 144A 3.298%, 2/5/30(3)	9,275	9,179
New Residential Mortgage Loan Trust
14-1A, A 144A 3.750%, 1/25/54(2)(3)	19,822	20,206

	PAR VALUE	VALUE
Non-Agency—(continued)
14-2A, 3A 144A 3.750%, 5/25/54(2)(3)	$2,357	$2,394
14-3A, AFX3 144A 3.750%, 11/25/54(2)(3)	6,425	6,529
Nomura Asset Acceptance Corp. 04-R3, A1 144A 6.500%, 2/25/35(3)	7,463	7,593
Novastar Home Equity Loan 04-4, M5 2.147%, 3/25/35(2)	3,556	3,444
Residential Accredit Loans, Inc.
03-QS17, CB5 5.500%, 9/25/33	1,276	1,312
05-QS1, A5 5.500%, 1/25/35	1,036	1,044
Residential Asset Mortgage Products, Inc.
04-SL2, A3 7.000%, 10/25/31	2,042	2,147
04-SL1, A8 6.500%, 11/25/31	2,339	2,401
05-SL2, A4 7.500%, 2/25/32	2,041	2,127
04-SL4, A3 6.500%, 7/25/32	1,322	1,358
03-RS8, AI7 5.015%, 9/25/33(2)	492	498
Residential Asset Securitization Trust
03-A11, A9 5.750%, 11/25/33	2,669	2,740
04-A1, A5 5.500%, 4/25/34	12,757	12,936
Residential Funding Mortgage Securities I, Inc. 06-S12, 1A1 5.500%, 12/25/21	1,150	1,167
Residential Funding Mortgage Securities II Home Loan Trust 06-H11, M1 6.010%, 2/25/36(2)	1,088	1,095
Residential Mortgage Loan Trust 15-2A, A1 3.750%, 8/16/55(2)	10,905	11,066
Sequoia Mortgage Trust
14-2, A1 144A 4.000%, 7/25/44(2)(3)	9,960	10,176
15-1, A1 144A 3.500%, 1/25/45(2)(3)	10,122	10,092
Structured Adjustable Rate Mortgage Loan Trust
03-30, 2A1 5.073%, 10/25/33(2)	3,545	3,618
04-4, 3A1 2.580%, 4/25/34(2)	790	782
04-4, 3A4 2.580%, 4/25/34(2)	2,694	2,675
04-4, 3A2 2.580%, 4/25/34(2)	3,491	3,491
04-5, 3A2 2.552%, 5/25/34(2)	1,586	1,582
04-14, 7A 2.516%, 10/25/34(2)	12,162	12,168
Structured Asset Securities Corp. Assistance Loan Trust 03-AL1, A 144A 3.357%, 4/25/31(3)	8,621	8,488
Structured Asset Securities Corp. Mortgage Pass - Through Certificates
02-AL1, A3 3.450%, 2/25/32	10,451	10,329
03-33H, 1A1 5.500%, 10/25/33	3,718	3,792
03-34A, 6A 2.785%, 11/25/33(2)	2,802	2,756
04-15, 3A3 5.500%, 9/25/34	2,605	2,640

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Non-Agency—(continued)
Towd Point Mortgage Trust 15-3, A1B 144A 3.000%, 3/25/54(2)(3)	$6,705	$6,677
Vericrest Opportunity Loan Trust
15-NP11, A1 144A 3.625%, 7/25/45(2)(3)	7,631	7,544
14-NP10, A1 144A 3.375%, 10/25/54(2)(3)	2,596	2,568
14-NPL9, A1 144A 3.375%, 11/25/54(2)(3)	8,794	8,700
15-NPL4, A1 144A 3.500%, 2/25/55(2)(3)	5,146	5,076
15-NPL3, A1 144A 3.375%, 10/25/58(2)(3)	16,275	15,992
VFC LLC 14-2, A 144A 2.750%, 7/20/30(3)	1,099	1,098
Wells Fargo (Royal Bank of Scotland plc) Commercial Mortgage Trust 11-C5, C 144A 5.634%, 11/15/44(2)(3)	1,800	1,946
Wells Fargo (Wachovia Bank Commercial Mortgage Trust)
04-C15, B 4.892%, 10/15/41	7,203	7,204
06-C25, A4 5.767%, 5/15/43(2)	1,005	1,003
07-31, AM 5.591%, 4/15/47(2)	34,000	35,241
Wells Fargo (Wachovia Bank) Commercial Mortgage Trust
06-C25, AM 5.767%, 5/15/43(2)	18,625	18,713
07-C30, A5 5.342%, 12/15/43	39,765	40,670
07-C30, AM 5.383%, 12/15/43	25,695	26,550
07-C31, A4 5.509%, 4/15/47	5,562	5,716
07-C32, A3 5.713%, 6/15/49(2)	22,577	23,125
07-C33, A5 5.952%, 2/15/51(2)	1,265	1,335
Wells Fargo Mortgage Backed Securities Trust
06-17, A1 5.500%, 11/25/21	145	146
03-G, A1 2.615%, 6/25/33(2)	1,348	1,359
03-J, 5A1 2.618%, 10/25/33(2)	470	475
04-4, A9 5.500%, 5/25/34	1,936	1,990
04-U, A1 2.742%, 10/25/34(2)	1,112	1,110
04-Z, 2A1 2.851%, 12/25/34(2)	6,483	6,477
04-CC, A1 2.823%, 1/25/35(2)	2,695	2,724
05-12, 1A1 5.500%, 11/25/35	4,102	4,179
05-14, 2A1 5.500%, 12/25/35	3,187	3,258
07-16, 1A1 6.000%, 12/28/37	3,442	3,569
07-AR10, 2A1 6.033%, 1/25/38(2)	4,145	4,066
WinWater Mortgage Loan Trust 14-1, A1 144A 3.964%, 6/20/44(2)(3)	14,068	14,425

		1,572,975

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,846,232)		1,862,010

	PAR VALUE	VALUE
ASSET-BACKED SECURITIES—18.8%
American Credit Acceptance Receivables Trust 14-3, C 144A 3.430%, 6/10/20(3)	$19,200	$19,210
AmeriCredit Automobile Receivables Trust
12-1, C 2.670%, 1/8/18	1,314	1,316
12-3, D 3.030%, 7/9/18	19,762	19,949
12-4, D 2.680%, 10/9/18	7,150	7,204
14-2, C 2.180%, 6/8/20	19,450	19,398
14-1, D 2.540%, 6/8/20	18,320	18,290
15-3, C 2.730%, 3/8/21	9,730	9,664
Applebee’s LLC 14-1, A2 144A 4.277%, 9/5/44(3)	20,471	20,732
Arbys Funding LLC 15-1A, A2 144A 4.970%, 10/30/45(3)	7,820	7,772
Ascentium Equipment Receivables 15-A1, B 144A 2.260%, 6/10/21(3)	5,400	5,378
Associates Manufactured Housing Pass-Through Certificates 96-1, B1 8.000%, 3/15/27(2)	1,388	1,480
Avant Loans Funding Trust 2015-A 144A 4.000%, 8/16/21(3)	3,207	3,176
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A 144A 3.410%, 11/20/17(3)	12,848	12,990
(AESOP) 12-3A, A 144A 2.100%, 3/20/19(3)	23,085	23,061
(AESOP) 13-2A, A 144A 2.970%, 2/20/20(3)	2,635	2,682
BankAmerica Manufactured Housing Contract Trust 98-1, B1 7.810%, 8/10/25(2)	2,276	2,352
Barclays (Lehman Brothers) Manufactured Housing Contract Trust 01-B, A3 4.350%, 4/15/40	3,031	3,109
BCC Funding VIII LLC
14-A, B 144A 3.123%, 8/20/20(3)	2,799	2,791
14-1A, C 144A 4.216%, 8/20/20(3)	5,519	5,508
Beacon Container Finance LLC 12-1A, A 144A 3.720%, 9/20/27(3)	19,665	19,594
BXG Receivables Note Trust
10-A, A 144A 5.100%, 3/2/26(3)	1,567	1,604
12-A, A 144A 2.660%, 12/2/27(3)	3,903	3,868
13-A, A 144A 3.010%, 12/4/28(3)	7,614	7,539
15-A, A 144A 2.880%, 5/2/30(3)	3,096	3,055
California Republic Auto Receivables Trust
13-1, B 144A 2.240%, 1/15/19(3)	11,600	11,652
14-2, B 2.340%, 4/15/20	7,090	6,992
14-2, C 3.290%, 3/15/21	2,700	2,668
15-3, B 2.700%, 9/15/21	3,705	3,563

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Capital Auto Receivables Asset Trust
13-1, C 1.740%, 10/22/18	$5,425	$5,420
13-4, C 2.670%, 2/20/19	2,950	2,971
15-2, C 2.670%, 8/20/20	7,250	7,175
CarFinance Capital Auto Trust
13-1A, B 144A 2.750%, 11/15/18(3)	4,390	4,407
13-A1, C 144A 3.450%, 3/15/19(3)	2,210	2,227
13-2A, B 144A 3.150%, 8/15/19(3)	19,350	19,449
14-1A, B 144A 2.720%, 4/15/20(3)	5,550	5,538
14-2A, B 144A 2.640%, 11/16/20(3)	3,455	3,419
14-2A, C 144A 3.240%, 11/16/20(3)	2,765	2,721
15-A1, B 144A 2.910%, 6/15/21(3)	6,000	5,950
CarMax Auto Owner Trust
14-2, B 1.880%, 11/15/19	1,000	997
15-2, C 2.390%, 3/15/21	2,275	2,254
CarNow Auto Receivables Trust
14-1A, D 144A 4.160%, 11/15/18(3)	3,000	2,983
14-1A, E 144A 5.530%, 1/15/20(3)	3,650	3,650
15-2,C 144A 3.880%, 4/15/20(3)	5,000	4,976
CCG Receivables Trust
14-1, B 144A 2.150%, 11/15/21(3)	5,080	5,080
15-1, A3 144A 1.920%, 1/17/23(3)	4,000	3,980
Centre Point Funding LLC 12-2A, 1 144A 2.610%, 8/20/21(3)	10,316	10,182
Cheesecake Restaurant Holdings, Inc. 13-1A, A2 144A 4.474%, 3/20/43(3)	33,283	33,098
Chrysler Capital Auto Receivables Trust 14-BA, D, 144A 3.440%, 8/16/21(3)	6,416	6,443
CNH Equipment Trust 12-B, B 1.780%, 6/15/20	4,000	4,008
Conseco Financial Corp.
94-1, A5 7.650%, 4/15/19	49	50
01-3, A4 6.910%, 5/1/33(2)	9,991	10,989
Container Leasing International Funding LLC 14-2A, A 144A 3.380%, 10/18/29(3)	10,845	10,513
DB Master Finance LLC
15-1A, A2I 144A 3.262%, 2/20/45(3)	4,963	4,910
15-A1, A2II 144A 3.980%, 2/20/45(3)	18,874	18,817
Diamond Resorts Owner Trust
14-1, A 144A 2.540%, 5/20/27(3)	6,371	6,320
15-2A, 144A 2.990%, 5/22/28(3)	3,917	3,916
Direct Capital Funding IV LLC
13-1, D 144A 4.599%, 10/20/19(3)	3,555	3,583
13-A1, C 144A 4.830%, 11/20/20(3)	5,000	5,045

	PAR VALUE	VALUE
Domino’s Pizza Master Issuer LLC 12-1A, A2 144A 5.216%, 1/25/42(3)	$12,225	$12,577
DRB 15-D A3 144A 2.500%, 1/25/36(3)	8,490	8,432
Drive Auto Receivables Trust
15-DA, B 144A 2.590%, 12/16/19(3)	3,920	3,903
14-AA, C 144A 3.060%, 5/17/21(3)	18,650	18,610
15-AA, D 144A 4.120%, 6/15/22(3)	7,920	7,838
Drug Royalty LP II 14-1, A2 144A 3.484%, 7/15/23(3)	20,129	20,275
DT Auto Owner Trust
13-1A, C 144A 2.730%, 2/15/19(3)	937	937
13-2A, C 144A 3.060%, 9/16/19(3)	10,743	10,764
14-1A, C 144A 2.640%, 10/15/19(3)	18,900	18,924
14-2A, C 144A 2.460%, 1/15/20(3)	14,370	14,351
14-3A, C 144A 3.040%, 9/15/20(3)	4,840	4,843
15-1A, C 144A 2.870%, 11/16/20(3)	7,000	6,971
15-3A, C 144A 3.250%, 7/15/21(3)	2,285	2,267
Exeter Automobile Receivables Trust
12-1A, C 144A 5.270%, 10/16/17(3)	2,334	2,341
12-2A, C 144A 3.060%, 7/16/18(3)	8,050	8,061
13-2A, B 144A 3.090%, 7/16/18(3)	15,550	15,568
14-1A, B 144A 2.420%, 1/15/19(3)	9,220	9,219
13-1A, C 144A 3.520%, 2/15/19(3)	20,725	20,744
14-1A, C 144A 3.570%, 7/15/19(3)	15,830	15,840
14-2A, C 144A 3.260%, 12/16/19(3)	14,615	14,392
15-A1, C 144A 4.100%, 12/15/20(3)	15,930	15,782
15-2A, C 144A 3.900%, 3/15/21(3)	17,705	17,429
14-3A, D 144A 5.690%, 4/15/21(3)	13,875	13,836
15-3, 144A 6.550%, 10/17/22(3)	3,375	3,358
Fairway Outdoor Funding LLC 12-1A, A2 144A 4.212%, 10/15/42(3)	20,749	20,696
First Investors Auto Owner Trust 15-1A, C 144A 2.710%, 6/15/21(3)	5,000	4,921
Flagship Credit Auto Trust
14-2, D 144A 5.210%, 2/15/21(3)	9,560	9,454
15-2, C 144A 4.080%, 12/15/21(3)	6,495	6,435
Foursight Capital Automobile Receivables Trust
14-1, B 144A 3.560%, 11/22/21(3)	4,704	4,736
15-1, B 144A 4.120%, 9/15/22(3)	5,589	5,590
Global Science Finance S.a.r.l.
13-1A, A 144A 2.980%, 4/17/28(3)	11,330	10,949
13-2A, A 144A 3.670%, 11/17/28(3)	5,481	5,330
Gold Key Resorts LLC 14-A, A 144A 3.220%, 3/17/31(3)	9,837	9,752

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Greater Capital Association of Realtors 15-1A, C 9.790%, 10/15/25	$8,195	$8,116
Hertz Vehicle Financing LLC
11-1A, A2 144A 3.290%, 3/25/18(3)	14,960	15,179
15-2A, A 144A 2.020%, 9/25/19(3)	4,845	4,779
Hilton Grand Vacations Trust
13-A, A 144A 2.280%, 1/25/26(3)	9,364	9,246
14-AA, A 144A 1.770%, 11/25/26(3)	12,909	12,667
Hyundai Auto Receivables Trust
14-B, D 2.510%, 12/15/20	9,675	9,589
15-A, D 2.730%, 6/15/21	8,950	9,017
IndyMac Manufactured Housing Contract 98-1, A3 6.370%, 9/25/28	959	982
LEAF Receivables Funding 10 LLC
15-1, D 144A 3.740%, 5/17/21(3)	800	777
15-1, E1 144A 5.210%, 7/15/21(3)	4,500	4,388
15-1, E2 144A 6.000%, 6/15/23(3)	2,455	2,335
LEAF Receivables Funding 8 LLC 12-1, D 144A 4.680%, 9/15/20(3)	5,859	5,891
LEAF Receivables Funding 9 LLC
13-1, C 144A 3.460%, 9/15/21(3)	6,850	6,827
13-1, D 144A 5.110%, 9/15/21(3)	655	666
Marriott Vacation Club Owner Trust
12-1A, A 144A 2.510%, 5/20/30(3)	15,423	15,407
10-1A, A 144A 3.540%, 10/20/32(3)	493	501
10-1A, B 144A 4.520%, 10/20/32(3)	961	984
MVW Owner Trust 15-1A, B 144A 2.960%, 12/20/32(3)	2,048	2,037
National City Mortgage Capital Trust 08-1, 2A1 6.000%, 3/25/38	2,182	2,283
OneMain Financial Issuance Trust
14-1A, A 144A 2.430%, 6/18/24(3)	16,940	16,881
15-2A, A 144A 2.570%, 7/18/25(3)	19,675	19,444
15-A1, A 144A 3.190%, 3/18/26(3)	11,875	11,801
Orange Lake Timeshare Trust
12-AA, A 144A 3.450%, 3/10/27(3)	4,742	4,788
15-A, 144A 2.880%, 9/8/27(3)	8,530	8,363
14-AA, A 144A 2.290%, 7/9/29(3)	3,874	3,826
Prestige Auto Receivables Trust 14-1A, C 144A 2.390%, 5/15/20(3)	7,000	6,891
Santander Drive Auto Receivables Trust
12-2, D 3.870%, 2/15/18	18,045	18,240
12-6, C 1.940%, 3/15/18	5,207	5,214
12-5, C 2.700%, 8/15/18	3,638	3,656

	PAR VALUE	VALUE
12-6, D 2.520%, 9/17/18	$17,455	$17,535
13-1, D 2.270%, 1/15/19	23,445	23,448
13-3, C 1.810%, 4/15/19	7,215	7,207
13-5, D 2.730%, 10/15/19	20,100	20,164
14-3, C 2.130%, 8/17/20	16,400	16,411
14-4, D 3.100%, 11/16/20	6,650	6,649
Security National Automotive Acceptance Company Receivables Trust 14-1A, C 144A 2.210%, 1/15/20(3)	11,085	11,094
Sierra Timeshare Receivables Funding LLC
10-3A, B 144A 4.440%, 11/20/25(3)	1,796	1,798
11-1A, B 144A 4.230%, 4/20/26(3)	1,660	1,662
12-2A, B 144A 3.420%, 3/20/29(3)	2,433	2,451
12-3A, A 144A 1.870%, 8/20/29(3)	8,880	8,830
13-1A, A 144A 1.590%, 11/20/29(3)	3,350	3,295
14-1A, A 144A 2.070%, 3/20/30(3)	3,406	3,378
14-2A, A 144A 2.050%, 6/20/31(3)	5,102	5,104
Silverleaf Finance LLC
XV 12-D, A 144A 3.000%, 3/17/25(3)	5,043	5,074
XVII 13-12, A1 144A 2.680%, 3/16/26(3)	4,322	4,280
XVIII 14-A, A 144A 2.810%, 1/15/27(3)	3,187	3,145
Skopos Auto Receivables Trust 2015-2 3.550%, 2/15/20(3)	6,800	6,790
SLM Private Education Loan Trust
13-B, A2A 144A 1.850%, 6/17/30(3)	4,500	4,377
13-C, A2A 144A 2.940%, 10/15/31(3)	5,000	5,034
SoFi Professional Loan Program LLC
14-A, A2 144A 3.020%, 10/25/27(3)	1,937	1,938
14-B, A2 144A 2.550%, 8/27/29(3)	1,529	1,517
15-A, A2 144A 2.420%, 3/25/30(3)	6,036	5,935
SolarCity LMC Series III LLC 14-2, A 144A 4.020%, 7/20/44(3)	8,287	7,876
Structured Asset Securities Corp. 01-SB1, A2 3.375%, 8/25/31	1,911	1,885
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)	2,833	2,849
12-AA, A 144A 2.000%, 9/20/29(3)	9,127	8,996
TAL Advantage V LLC
13-1A A 144A 2.830%, 2/22/38(3)	11,997	11,929
14-3A, A 144A 3.270%, 11/21/39(3)	11,663	11,463
TCF Auto Receivables Owner Trust
14-1A, B 144A 2.330%, 5/15/20(3)	1,733	1,741
14-1A, C 144A 3.120%, 4/15/21(3)	2,035	2,060
Textainer Marine Containers Ltd.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
13-1A, A 144A 3.900%, 9/20/38(3)	$15,500	$15,420
14-1A, A 144A 3.270%, 10/20/39(3)	4,019	3,911
Tidewater Auto Receivables Trust 14-AA, C 144A 2.560%, 8/15/19(3)	3,500	3,488
Trip Rail Master Funding LLC
11-1A, A1A 144A 4.370%, 7/15/41(3)	13,838	14,195
14-1A, A1 144A 2.863%, 4/15/44(3)	4,011	4,012
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)	36,434	37,132
Volvo Financial Equipment LLC
13-1A, B 144A 1.240%, 8/15/19(3)	15,835	15,790
14-1A, C 144A 1.940%, 11/15/21(3)	6,000	5,993
Welk Resorts LLC
13-A, A 144A 3.100%, 3/15/29(3)	4,203	4,184
15-AA, A 144A 2.790%, 6/16/31(3)	6,929	6,823
Wendy’s Funding LLC
15-1A, A2II144A 3.371%, 6/15/45(3)	5,400	5,269
15-1A, A2II 144A 4.080%, 6/15/45(3)	13,386	13,276
Westlake Automobile Receivables Trust
14-1A, C 144A 1.700%, 11/15/19(3)	6,165	6,141
15-1A, C 144A 2.290%, 11/16/20(3)	8,500	8,422
15-3A, D,144A 4.400%, 5/17/21(3)	10,000	9,924

TOTAL ASSET-BACKED SECURITIES (Identified Cost $1,378,649)		1,373,463

CORPORATE BONDS AND NOTES—36.5%
Consumer Discretionary—2.7%
Alibaba Group Holding Ltd 2.500%, 11/28/19	6,600	6,448
Boyd Gaming Corp.
9.000%, 7/1/20	5,350	5,698
6.875%, 5/15/23	1,340	1,384
Brookfield Residential Properties, Inc. 144A 6.500%, 12/15/20(3)	5,810	5,628
Caesars Entertainment Operating Co., Inc. 9.000%, 2/15/20(10)	3,625	2,773
CCO Holdings LLC 7.375%, 6/1/20	6,700	6,993
CCO Safari II LLC 144A 4.464%, 7/23/22(3)	2,605	2,596
Churchill Downs, Inc. 144A 5.375%, 12/15/21(3)	3,425	3,451
Clear Channel Worldwide Holdings, Inc. Series B 7.625%, 3/15/20	8,710	8,078
Columbus International, Inc. Series B, 144A 7.375%, 3/30/21(3)	5,990	5,953
Delphi Automotive plc 3.150%, 11/19/20	15,000	14,982
International Game Technology plc

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
7.500%, 6/15/19	$1,115	$1,193
144A 5.625%, 2/15/20(3)	3,245	3,213
144A 6.250%, 2/15/22(3)	8,185	7,694
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	8,530	9,020
M/I Homes, Inc. 144A 6.750%, 1/15/21(3)	4,675	4,617
Marriott International, Inc. Series N, 3.125%, 10/15/21	13,545	13,526
MGM Resorts International 6.750%, 10/1/20	6,500	6,711
NCL Corp. Ltd. 144A 4.625%, 11/15/20(3)	6,030	5,935
Numericable Group SA 144A 4.875%, 5/15/19(3)	8,295	8,243
QVC, Inc. 3.125%, 4/1/19	12,765	12,602
Scientific Games International, Inc. 144A 7.000%, 1/1/22(3)	10,625	10,200
Toll Brothers Finance Corp.
4.000%, 12/31/18	14,890	15,225
6.750%, 11/1/19	14,716	16,261
TRI Pointe Holdings, Inc. 4.375%, 6/15/19	13,872	13,629
Wyndham Worldwide Corp. 2.500%, 3/1/18	2,960	2,948

		195,001

Consumer Staples—0.1%
Kraft Heinz Foods Co.
144A 2.800%, 7/2/20(3)	2,680	2,674
144A 3.500%, 7/15/22(3)	2,855	2,875

		5,549

Energy—4.0%
Afren plc 144A 11.500%, 2/1/16(3)	4,674	94
Antero Resources Corp. 144A 5.625%, 6/1/23(3)	6,835	5,366
Blue Racer Midstream LLC 144A 6.125%, 11/15/22(3)	4,595	3,194
CNOOC Finance Propriety Ltd. 2.625%, 5/5/20	5,800	5,670
Denbury Resources, Inc. 5.500%, 5/1/22	7,225	2,435
Enbridge Energy Partners LP 4.375%, 10/15/20	3,930	3,839
Energy Transfer Partners LP 5.200%, 2/1/22	4,855	4,537
EP Energy LLC (Everest Acquisition Finance, Inc.) 9.375%, 5/1/20	15,345	9,859
FTS International, Inc. 6.250%, 5/1/22	2,245	640
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(5)	5,000	5,043
International Petroleum Investment Co. (IPIC) RegS 3.750%, 3/1/17(4)	10,000	10,190
Kinder Morgan, Inc. 144A 5.625%, 11/15/23(3)	20,300	18,569

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
Energy—(continued)
Kunlun Energy Co., Ltd. 144A 2.875%, 5/13/20(3)	$5,000		$4,925
Linn Energy LLC 6.500%, 5/15/19(10)	9,980		1,796
Lukoil OAO International Finance BV 144A 3.416%, 4/24/18(3)	6,000		5,842
Midcontinent Express Pipeline LLC 144A 6.700%, 9/15/19(3)	7,500		7,031
MPLX LP 144A 5.500%, 2/15/23(3)	11,935		10,503
Newfield Exploration Co.
5.750%, 1/30/22	1,640		1,451
5.625%, 7/1/24	7,925		6,756
NGL Energy Partners LP (NGL Energy Finance Corp.) 5.125%, 7/15/19	18,475		14,688
Pacific Exploration and Production Corp. 144A 5.375%, 1/26/19(3)	13,565		2,645
Petrobras Global Finance BV 3.250%, 3/17/17	11,100		10,268
Petroleos de Venezuela SA
RegS 8.500%, 11/2/17(4)	27,550		14,739
144A 6.000%, 5/16/24(3)	12,980		4,859
Petroleos Mexicanos 4.875%, 1/24/22	10,000		9,625
PHI, Inc. 5.250%, 3/15/19	6,275		5,051
Pride International, Inc. 8.500%, 6/15/19	4,065		4,024
QEP Resources, Inc. 6.875%, 3/1/21	22,275		18,377
QGOG Constellation SA 144A 6.250%, 11/9/19(3)	7,925		3,586
Regency Energy Partners LP 5.000%, 10/1/22	17,910		15,873
Rosneft Finance SA RegS 7.500%, 7/18/16(4)	13,235		13,533
Sabine Oil & Gas Corp. 7.250%, 6/15/19(10)	9,035		610
Sabine Pass Liquefaction LLC
5.625%, 2/1/21	8,000		7,400
6.250%, 3/15/22	8,415		7,826
Sinopec Capital Ltd. 144A 1.875%, 4/24/18(3)	11,750		11,600
Sunoco LP (Sunoco Finance Corp.) 144A 6.375%, 4/1/23(3)	16,520		15,611
Transocean, Inc.
5.800%, 12/15/16	9,280		9,036
7.125%, 12/15/21	13,020		8,447
Weatherford International Ltd. 9.625%, 3/1/19	4,110		4,007

			289,545

Financials—17.2%
ABN AMRO Bank N.V. 144A 4.250%, 2/2/17(3)	4,425		4,544
Air Lease Corp. 2.625%, 9/4/18	5,495		5,433
Akbank TAS 144A 7.500%, 2/5/18(3)	12,140	TRY	3,738
Allstate Corp. 6.125%, 5/15/37(2)	4,730		4,777

	PAR VALUE		VALUE
Financials—(continued)
Ally Financial, Inc.
3.250%, 2/13/18	$4,285		$4,274
3.250%, 11/5/18	7,565		7,423
American Campus Communities LP 3.350%, 10/1/20	2,040		2,038
American Tower Trust I 144A 1.551%, 3/15/18(3)	6,900		6,739
Ares Capital Corp.
4.875%, 11/30/18	1,545		1,609
3.875%, 1/15/20	4,286		4,356
Associated Banc Corp. 5.125%, 3/28/16	8,635		8,682
Aviation Capital Group Corp.
144A 3.875%, 9/27/16(3)	10,380		10,471
144A 2.875%, 9/17/18(3)	4,415		4,390
Banco Continental SA (Continental Senior Trustees II Cayman Ltd.) 144A 5.750%, 1/18/17(3)(5)	10,000		10,275
Banco de Credito del Peru 144A 2.750%, 1/9/18(3)	15,836		15,737
Banco Santander Brasil SA
144A 8.000%, 3/18/16(3)	28,335	BRL	7,029
144A 4.625%, 2/13/17(3)	9,300		9,379
Banco Santander Chile 144A 2.327%, 6/7/18(2)(3)	5,300		5,300
Bangkok Bank PCL 144A 2.750%, 3/27/18(3)	16,550		16,637
Bank of America Corp.
(Countrywide Financial Corp.) 6.250%, 5/15/16	9,110		9,263
2.000%, 1/11/18	14,905		14,887
5.490%, 3/15/19	2,868		3,093
Bank of Baroda 144A 4.875%, 7/23/19(3)	11,775		12,409
Bank of Georgia JSC 144A 7.750%, 7/5/17(3)	10,110		10,535
Bank of India
144A 3.250%, 4/18/18(3)	22,470		22,771
144A 3.625%, 9/21/18(3)	10,200		10,367
Barclays Bank plc 144A 6.050%, 12/4/17(3)	13,130		14,007
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	8,270		8,270
Blackstone Holdings Finance Co. LLC 144A 6.625%, 8/15/19(3)	7,105		8,074
Block Financial LLC 4.125%, 10/1/20	11,380		11,524
Brixmor Operating Partnership LP 3.875%, 8/15/22	5,570		5,545
Capital One NA 2.400%, 9/5/19	5,000		4,947
China Cinda Finance Ltd. 144A 4.000%, 5/14/19(3)	12,775		12,961
Citigroup, Inc.
0.747%, 6/9/16(2)	3,400		3,390

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
5.500%, 2/15/17	$11,730	$12,123
2.500%, 9/26/18	10,000	10,087
Comerica Bank, Inc. 5.750%, 11/21/16	5,940	6,153
Corpbanca SA
3.125%, 1/15/18	8,000	7,808
144A 3.875%, 9/22/19(3)	4,000	3,963
Corrections Corp. of America 5.000%, 10/15/22	6,845	6,845
Daimler Finance North America LLC 144A 2.625%, 9/15/16(3)	11,000	11,095
Digital Delta Holdings LLC 144A 3.400%, 10/1/20(3)	11,735	11,753
Digital Realty Trust LP 3.950%, 7/1/22	8,175	8,119
Discover Bank 8.700%, 11/18/19	1,750	2,071
DNB Bank ASA 144A 3.200%, 4/3/17(3)	24,700	25,178
Drawbridge Special Opportunities Fund LP 144A 5.000%, 8/1/21(3)	14,685	14,244
Fidelity National Financial, Inc. 6.600%, 5/15/17	6,475	6,832
Fifth Third Bancorp 4.500%, 6/1/18	6,745	7,104
First Tennessee Bank N.A.
5.650%, 4/1/16	15,664	15,782
2.950%, 12/1/19	4,500	4,467
Ford Motor Credit Co. LLC
4.207%, 4/15/16	10,000	10,080
5.000%, 5/15/18	10,000	10,481
FS Investment Corp. 4.250%, 1/15/20	7,725	7,756
General Motors Financial Co., Inc.
4.750%, 8/15/17	25,655	26,601
3.500%, 7/10/19	9,715	9,757
Genworth Holdings, Inc. 7.625%, 9/24/21	13,825	11,550
GLP Capital LP (GLP Financing II, Inc.) 4.875%, 11/1/20	18,265	17,900
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17	14,000	14,541
2.900%, 7/19/18	8,200	8,360
7.500%, 2/15/19	2,451	2,805
Government Properties Income Trust 3.750%, 8/15/19	2,905	2,919
Guanay Finance Ltd. 144A 6.000%, 12/15/20(3)	26,900	26,564
HBOS plc 144A 6.750%, 5/21/18(3)	685	747
HCP, Inc. 3.750%, 2/1/19	4,940	5,098
HSBC USA, Inc. 2.625%, 9/24/18	19,485	19,768
Huntington Bancshares, Inc. 7.000%, 12/15/20	17,065	19,876

	PAR VALUE		VALUE
Financials—(continued)
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(6)(7)	$13,210		$13,818
Hyundai Capital Services, Inc.
144A 3.750%, 4/6/16(3)	500		503
144A 1.450%, 2/6/17(3)	8,000		7,963
144A 2.125%, 10/2/17(3)	2,940		2,923
ICAHN Enterprises LP (ICAHN Enterprises Finance Corp.)
3.500%, 3/15/17	965		970
4.875%, 3/15/19	1,520		1,506
ICICI Bank Ltd. RegS 4.700%, 2/21/18(4)	13,000		13,512
Industrial & Commercial Bank of China Ltd. 3.231%, 11/13/19	6,275		6,377
ING Bank NV 144A 1.375%, 3/7/16(3)	9,000		9,008
International Lease Finance Corp. 3.875%, 4/15/18	18,635		18,775
Intesa San Paolo SpA 3.125%, 1/15/16	12,190		12,196
iStar Financial, Inc.
4.000%, 11/1/17	12,900		12,681
4.875%, 7/1/18	12,250		12,051
5.000%, 7/1/19	2,440		2,379
Itau Unibanco Holding SA 144A 2.850%, 5/26/18(3)	17,300		16,452
Jefferies Group LLC
5.125%, 4/13/18	6,541		6,804
6.875%, 4/15/21	3,725		4,169
JPMorgan Chase & Co. 6.125%, 6/27/17	8,850		9,372
Kimco Realty Corp. 3.400%, 11/1/22	10,605		10,511
Lazard Group LLC 4.250%, 11/14/20	7,765		8,046
Lincoln National Corp.
8.750%, 7/1/19	15,040		18,069
6.050%, 4/20/67(2)(7)	2,885		2,250
Macquarie Group Ltd.
144A 3.000%, 12/3/18(3)	4,870		4,915
144A 6.000%, 1/14/20(3)	10,950		12,090
McGraw Hill Financial, Inc. 3.300%, 8/14/20	15,097		15,232
MDC-GMTN B.V. 144A 3.750%, 4/20/16(3)	4,000		4,013
Morgan Stanley
5.550%, 4/27/17	10,200		10,703
144A 10.090%, 5/3/17(3)	22,595	BRL	5,426
MPT Operating Partnership LP (MPT Finance Corp.) 6.375%, 2/15/22	1,150		1,173
MUFG Union Bank NA
Series CD, 1.500%, 9/26/16	2,000		2,005

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
2.625%, 9/26/18	$2,700	$2,727
New York Life Global Funding 144A 1.950%, 2/11/20(3)	2,855	2,800
ORIX Corp. 5.000%, 1/12/16	5,228	5,231
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(5)	14,800	14,680
PNC Funding Corp. 5.625%, 2/1/17	3,130	3,254
Principal Life Global Funding II 144A 2.250%, 10/15/18(3)	17,580	17,667
Prudential Financial, Inc. 8.875%, 6/15/38(2)(7)	11,200	12,600
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)	7,750	7,757
Regions Bank 7.500%, 5/15/18	2,369	2,634
Royal Bank of Scotland Group plc (The) 6.400%, 10/21/19	3,130	3,473
Russian Agricultural Bank OJSC (RSHB Capital SA)
144A 5.298%, 12/27/17(3)	13,655	13,673
144A 5.100%, 7/25/18(3)(5)	8,750	8,663
Sabra Health Care LP 5.500%, 2/1/21	9,610	9,946
Santander Holdings USA, Inc. 2.650%, 4/17/20	7,540	7,397
SBA Telecommunications LLC (Tower Trust) 144A 2.933%, 12/15/17(3)	13,275	13,433
SBA Telecommunications LLC (Tower Trust) 144A 3.156%, 10/15/20(3)	6,050	5,952
Select Income REIT 4.150%, 2/1/22	18,910	18,149
Senior Housing Properties Trust 3.250%, 5/1/19	6,685	6,663
Shinhan Bank
144A 4.375%, 7/27/17(3)	11,700	12,109
144A 1.875%, 7/30/18(3)	1,000	998
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)	6,775	6,739
Societe Generale S.A. 144A 3.500%, 1/15/16(3)	6,895	6,899
Springleaf Finance Corp. 5.250%, 12/15/19	8,585	8,177
State Street Corp. 4.956%, 3/15/18(7)	24,025	25,209
SunTrust Bank, Inc.
6.000%, 9/11/17	4,925	5,232
5.450%, 12/1/17	3,750	3,995
Svenska Handelsbanken AB 3.125%, 7/12/16	10,000	10,112
TIAA Asset Management Finance Co. LLC 144A 2.950%, 11/1/19(3)	2,850	2,857
Turkiye Garanti Bankasi AS 144A 4.750%, 10/17/19(3)	8,500	8,443
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)	12,630	12,383

	PAR VALUE	VALUE
Financials—(continued)
Turkiye Vakiflar Bankasi Tao 144A 3.750%, 4/15/18(3)	$4,000	$3,926
Unum Group 7.125%, 9/30/16	6,620	6,882
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19	7,100	7,383
2.700%, 4/1/20	2,948	2,907
Vnesheconombank (VEB Finance plc) 144A 4.224%, 11/21/18(3)(5)	16,710	16,097
Voya Financial, Inc. 2.900%, 2/15/18	12,620	12,759
VTB Bank OJSC (VTB Capital SA) 144A 6.000%, 4/12/17(3)(5)	6,785	6,904
Wells Fargo & Co.
(Wachovia Corp.) 5.125%, 9/15/16	5,000	5,140
(Wachovia Corp.) 5.625%, 10/15/16	2,500	2,581
Welltower, Inc. 4.125%, 4/1/19	4,100	4,277
West Europe Finance LLC 144A 3.250%, 10/5/20(3)	19,265	19,346
Willis Group Holdings plc 4.125%, 3/15/16	6,000	6,033
Willis North America, Inc. 6.200%, 3/28/17	4,960	5,217
XLIT Ltd. Series E, 2.300%, 12/15/18	9,730	9,733
Zions Bancorp 4.500%, 3/27/17	12,675	12,927

		1,261,157

Health Care—2.4%
AbbVie, Inc.
2.500%, 5/14/20	11,705	11,589
3.200%, 11/6/22	1,940	1,910
Actavis Capital S.a.r.l. (Actavis Funding) 3.000%, 3/12/20	2,825	2,823
Actavis Capital S.a.r.l. (Actavis Funding) 3.450%, 3/15/22	3,815	3,821
Alere, Inc. 6.500%, 6/15/20	6,175	5,959
Community Health Systems, Inc. 5.125%, 8/1/21	4,790	4,790
Endo Finance LLC 144A 6.000%, 7/15/23(3)	720	720
Forest Laboratories, Inc. 144A 4.375%, 2/1/19(3)	13,430	14,081
Fresenius U.S. Finance II, Inc. 144A 4.500%, 1/15/23(3)	2,590	2,622
HCA, Inc.
3.750%, 3/15/19	9,580	9,652
6.500%, 2/15/20	19,575	21,327
inVentiv Health, Inc. 144A 9.000%, 1/15/18(3)	8,625	8,862
Mallinckrodt International Finance S.A. 144A 4.875%, 4/15/20(3)	930	900

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Mylan NV 144A 3.000%, 12/15/18(3)	$4,560	$4,551
Owens & Minor, Inc. 3.875%, 9/15/21	2,485	2,478
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	4,175	4,217
Tenet Healthcare Corp.
4.750%, 6/1/20	4,650	4,696
144A 4.012%, 6/15/20(2)(3)	4,045	3,964
6.000%, 10/1/20	9,560	10,110
8.125%, 4/1/22	8,265	8,286
Valeant Pharmaceuticals International, Inc.
144A 5.375%, 3/15/20(3)	6,960	6,577
144A 5.625%, 12/1/21(3)	7,310	6,762
144A 5.875%, 5/15/23(3)	1,210	1,086
Zimmer Biomet Holdings, Inc.
2.700%, 4/1/20	12,805	12,649
3.150%, 4/1/22	12,805	12,589
Zoetis, Inc.
1.875%, 2/1/18	1,975	1,949
3.450%, 11/13/20	2,780	2,783

		171,753

Industrials—4.9%
ADT Corp. (The) 6.250%, 10/15/21	23,265	24,418
Air Canada Pass-Through-Trust, 13-1, B 144A 5.375%, 5/15/21(3)	15,612	15,748
America West Airlines Pass-Through-Trust
98-1, A 6.870%, 1/2/17	865	898
99-1, G 7.930%, 1/2/19	7,627	8,180
01-1, G 7.100%, 4/2/21	44,065	48,086
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	1,655	1,581
American Airlines Pass-Through-Trust 14-1, B 4.375%, 10/1/22	4,276	4,260
BAE Systems Holdings, Inc. 144A 2.850%, 12/15/20(3)	4,655	4,645
Bombardier, Inc. 144A 4.750%, 4/15/19(3)	15,692	12,985
British Airways Pass-Through-Trust 13-1, B 144A 5.625%, 6/20/20(3)	11,585	12,063
Builders FirstSource, Inc. 144A 7.625%, 6/1/21(3)	8,670	9,168
Continental Airlines Pass-Through-Trust
99-1, A 6.545%, 2/2/19	9,395	9,994
09-2, A 7.250%, 11/10/19	3,403	3,835
99-2, C2 AMBC 6.236%, 3/15/20	10,964	11,677

	PAR VALUE	VALUE
Industrials—(continued)
12-1, B 6.250%, 4/11/20	$3,640	$3,822
00-1, A1 8.048%, 11/1/20	5,039	5,643
01-1, A1 6.703%, 6/15/21	7,402	7,698
07-1, B 6.903%, 4/19/22	6,114	6,320
Hawaiian Airlines Pass-Through Certificates 13-1, B 4.950%, 1/15/22	6,502	6,348
Lockheed Martin Corp.
1.850%, 11/23/18	2,610	2,606
2.500%, 11/23/20	4,345	4,330
Masco Corp. 5.950%, 3/15/22	20,970	22,648
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	11,782	12,275
Penske Truck Leasing Co. LP
RegS 2.500%, 6/15/19(4)	3,470	3,417
144A 3.375%, 2/1/22(3)	8,365	8,123
Toledo Edison Co. (The) 7.250%, 5/1/20	224	257
Transnet SOC Ltd. 144A 4.500%, 2/10/16(3)	9,000	9,019
U.S. Airways Pass-Through-Trust
12-2, C 5.450%, 6/3/18	8,180	8,231
01-1, G 7.076%, 3/20/21	15,014	16,177
UAL Pass-Through-Trust
09-2A 9.750%, 1/15/17	10,581	11,162
07-01, A 6.636%, 7/2/22	18,740	19,958
United Airlines Pass-Through Trust 15-1, B 4.750%, 4/11/22	5,041	5,035
United Rentals North America, Inc. 4.625%, 7/15/23	16,600	16,558
Virgin Australia Trust 13-1A 144A 5.000%, 10/23/23(3)	22,727	23,466

		360,631

Information Technology—0.6%
Dun & Bradstreet Corp. (The)
3.250%, 12/1/17	12,110	12,205
4.000%, 6/15/20	4,660	4,726
Fidelity National Information Services, Inc. 3.625%, 10/15/20	6,750	6,841
Hewlett Packard Enterprise Co.
144A 2.850%, 10/5/18(3)	9,690	9,686
144A 3.600%, 10/15/20(3)	1,845	1,849
Juniper Networks, Inc. 3.300%, 6/15/20	4,645	4,627
Oracle Corp. 2.500%, 5/15/22	6,545	6,428

		46,362

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—1.6%
Airgas, Inc. 3.050%, 8/1/20	$890	$896
Allegheny Technologies, Inc. 9.375%, 6/1/19	7,245	5,832
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	2,705	2,610
Ball Corp 4.375%, 12/15/20	815	829
Cemex SAB de CV RegS 6.500%, 12/10/19(4)	9,800	9,482
CRH America, Inc. 8.125%, 7/15/18	4,770	5,427
EuroChem Mineral & Chemical Co. OJSC 144A 5.125%, 12/12/17(3)(5)	11,920	11,992
Freeport-McMoRan Copper & Gold, Inc. 2.375%, 3/15/18	4,500	3,510
Gerdau Trade, Inc.144A 5.750%, 1/30/21(3)	1,700	1,347
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	8,330	7,455
Hexion U.S. Finance Corp. 6.625%, 4/15/20	12,240	9,639
Huntsman International LLC 4.875%, 11/15/20	3,910	3,587
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	5,870	5,716
Packaging Corp. of America 3.900%, 6/15/22	7,215	7,338
Reynolds Group Issuer, Inc.
5.750%, 10/15/20	12,945	13,200
8.250%, 2/15/21	3,120	3,019
Severstal OAO (Steel Capital SA) 144A 6.700%, 10/25/17(3)(5)	5,975	6,260
Tronox Finance LLC 6.375%, 8/15/20	9,405	5,707
Union Andina de Cementos SAA 144A 5.875%, 10/30/21(3)	1,690	1,635
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	17,325	11,052

		116,533

Telecommunication Services—1.6%
AT&T, Inc. 5.800%, 2/15/19	11,000	12,138
CenturyLink, Inc. Series V 5.625%, 4/1/20	12,735	12,639
Crown Castle Towers LLC
144A 5.495%, 1/15/17(3)	5,915	5,996
144A 3.222%, 5/15/22(3)	3,000	2,960
Digicel Group Ltd. 144A 8.250%, 9/30/20(3)	15,680	13,014
Frontier Communications Corp.
7.125%, 3/15/19	12,200	12,260
144A 8.875%, 9/15/20(3)	3,380	3,431
144A 10.500%, 9/15/22(3)	3,650	3,636
Sprint Corp. 7.250%, 9/15/21	4,080	3,050
T-Mobile USA, Inc.
6.464%, 4/28/19	7,630	7,876

	PAR VALUE	VALUE
Telecommunication Services—(continued)
6.542%, 4/28/20	$7,905	$8,261
Telefonica Emisiones SAU 3.192%, 4/27/18	2,805	2,860
Verizon Communications, Inc.
2.500%, 9/15/16	4,044	4,076
3.650%, 9/14/18	13,800	14,433
Windstream Corp. 7.750%, 10/15/20	12,125	10,261

		116,891

Utilities—1.4%
AmeriGas Partners LP
6.750%, 5/20/20	3,374	3,298
7.000%, 5/20/22	9,275	9,020
Calpine Corp. 5.375%, 1/15/23	7,275	6,565
Exelon Corp. 2.850%, 6/15/20	18,845	18,747
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)	14,735	15,591
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)	9,800	9,945
Majapahit Holding BV 144A 7.750%, 1/20/20(3)	8,800	9,867
PPL WEM Holdings plc 144A 3.900%, 5/1/16(3)	5,495	5,517
State Grid Overseas Investment Ltd.
144A 1.750%, 5/22/18(3)	5,000	4,957
144A 2.750%, 5/7/19(3)	9,370	9,468
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	12,340	9,317

		102,292

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $2,793,565)		2,665,714

LOAN AGREEMENTS(2)—13.8%
Consumer Discretionary—3.9%
Allison Transmission Tranche B-3, 3.500%, 8/23/19	2,092	2,082
Altice U.S. Finance I Corp. 4.000%, 12/14/22	12,902	12,660
Aristocrat Leisure Ltd. 4.750%, 10/20/21	8,772	8,751
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	6,141	6,121
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 11.500%, 10/31/16(10)	3,616	3,289
Tranche B-6, 9.750%, 3/1/17(10)	3,861	3,446
Tranche B-7, 11.751%, 1/28/18(10)	1,741	1,457
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	7,840	7,159
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	4,285	3,781

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
CCO Safari LLC (Charter Communications Operating LLC)
Tranche E, 3.000%, 7/1/20	$9,338	$9,188
Tranche F, 3.000%, 1/3/21	14,343	14,088
Tranche H, 3.250%, 8/24/21	3,221	3,200
Tranche I, 3.500%, 1/24/23	2,879	2,880
Cirque Du Soleil First Lien, 5.000%, 7/8/22	5,722	5,412
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	9,675	9,622
CSC Holdings, Inc.
Tranche B, 2.924%, 4/17/20	5,259	5,249
5.000%, 10/9/22	16,748	16,753
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.750%, 7/30/21	9,421	9,138
El Dorado Resorts, Inc. 4.250%, 7/25/22	2,764	2,748
Hanesbrands, Inc. Tranche B, 3.250%, 4/29/22	938	942
Hilton Worldwide Finance LLC 3.500%, 10/26/20	12,775	12,768
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	12,912	12,243
Jarden Corp.
Tranche B-1, 3.174%, 9/30/20	675	675
Tranche B-2 3.174%, 7/30/22	4,733	4,734
Las Vegas Sands LLC Tranche B, 3.250%, 12/19/20	12,560	12,455
Libbey Glass, Inc. 3.750%, 4/9/21	5,873	5,792
MGM Resort International Tranche B 3.500%, 12/20/19	7,044	6,962
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	17,596	17,176
PVH Corp. Tranche B 3.250%, 2/13/20	8,551	8,612
Scientific Games International, Inc.
6.000%, 10/18/20	2,785	2,557
Tranche B-2, 6.000%, 10/1/21	3,392	3,103
Seminole Tribe of Florida, Inc. 3.000%, 4/29/20	12,879	12,825
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	8,398	8,322
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	11,602	11,549
Six Flags Theme Parks, Inc. Tranche B, 3.500%, 6/30/22	5,776	5,776
SRAM LLC First Lien, 4.000%, 4/10/20	1,836	1,528
Staples, Inc. First Lien, 0.000%, 4/23/21(8)	10,659	10,561
Station Casinos LLC Tranche B, 4.250%, 3/2/20	11,358	11,156
TI Group Auto Systems LLC 4.500%, 6/30/22	1,030	1,010

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Tribune Media Co. Tranche B, 3.750%, 12/27/20	$8,965	$8,853

		286,623

Consumer Staples—1.6%
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	16,077	15,968
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	16,976	16,966
Tranche F, 3.250%, 2/24/21	14,595	14,479
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	3,671	3,662
Coty, Inc.
0.000%, 10/21/22(8)	5,523	5,492
3.750%, 10/27/22	2,761	2,747
Hostess Brands LLC Tranche B, First Lien, 4.500%, 8/3/22	13,699	13,665
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.)
First Lien, 4.500%, 10/30/19	22,178	21,873
Second Lien, 9.750%, 4/30/20	9,705	9,693
Prestige Brands, Inc. Tranche B-3, 3.500%, 9/3/21	1,406	1,401
Rite Aid Corp. Tranche 2, Second Lien, 4.875%, 6/21/21	10,688	10,681
Spectrum Brands, Inc. 3.500%, 6/23/22	2,229	2,226

		118,853

Energy—0.2%
Arch Coal, Inc. 6.250%, 5/16/18	16,253	7,327
EP Energy LLC (Everest Acquisition LLC)
Tranche B-3, 3.500%, 5/24/18	4,100	3,229
Tranche B-2, 4.500%, 4/30/19	768	605
Paragon Offshore Finance Co. 3.750%, 7/16/21	9,933	2,617
Seadrill Operating LP 4.000%, 2/21/21	8,883	3,746

		17,524

Financials—1.1%
Asurion LLC
Tranche B-1, 5.000%, 5/24/19	4,761	4,474
Tranche B-4, 5.000%, 8/4/22	6,320	5,796
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	3,530	3,532
Second Lien, 6.000%, 4/30/20	6,047	6,067
Clipper Acquisitions Corp. Tranche B, 3.000%, 2/6/20	6,188	6,039
Delos Finance S.a.r.l 3.500%, 3/6/21	21,956	21,915

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	$2,891	$2,891
Realogy Corp. Tranche B, 3.750%, 3/5/20	17,559	17,463
TransUnion LLC Tranche B-2, 3.500%, 4/9/21	12,148	11,829

		80,006

Health Care—1.5%
Alere, Inc. Tranche B, 4.250%, 6/20/22	4,831	4,798
American Renal Holdings, Inc. Tranche B, First Lien, 4.500%, 8/20/19	9,017	8,882
AmSurg Corp. 3.500%, 7/16/21	2,558	2,540
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	7,902	7,783
Community Health Systems, Inc. (CHS) Tranche F, 3.657%, 12/31/18	8,940	8,838
Concentra, Inc. First Lien, Tranche B 5.500%, 6/1/22	454	452
Convatec, Inc. 4.250%, 6/15/20	326	322
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,868	3,860
Emdeon, Inc. Tranche B-2, 3.750%, 11/2/18	5,263	5,182
Endo Luxembourg Finance Co. I S.a.r.l. Tranche B, 3.750%, 9/26/22	5,571	5,508
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.250%, 5/25/18	6,592	6,562
Tranche B-2, 4.500%, 10/28/22	1,087	1,082
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	3,766	3,706
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	8,750	8,728
Kinetic Concepts, Inc.
Tranche E-2, 4.000%, 11/4/16	6,585	6,479
Tranche E-1, 4.500%, 5/4/18	1,553	1,502
Mallinckrodt International Finance S.A. Tranche B-1, 3.500%, 3/19/21	1,634	1,600
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	2,465	2,464
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	5,907	5,894
Surgery Center Holdings, Inc. First Lien, 5.250%, 11/3/20	1,416	1,403
Team Health, Inc. 4.500%, 11/23/22	7,628	7,616
U.S. Renal Care, Inc. 0.000%, 11/17/22(8)	6,393	6,353

	PAR VALUE	VALUE
Health Care—(continued)
Valeant Pharmaceuticals International, Inc. Series D-2, Tranche B, 3.500%, 2/13/19	$12,168	$11,766

		113,320

Industrials—1.7%
MRC Global, Inc. (McJunkin Red Man Corp.) 4.750%, 11/8/19	595	557
American Airlines, Inc.
3.250%, 6/27/20	35,214	34,754
3.500%, 10/10/21	10,886	10,798
AWAS Finance Luxembourg SA 3.500%, 7/16/18	7,242	7,236
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	8,121	7,593
DynCorp International, Inc. 6.250%, 7/7/16	9,906	9,491
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	5,225	5,036
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	9,609	9,414
U.S. Airways, Inc. Tranche B-1, 3.500%, 5/23/19	21,868	21,683
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	4,757	4,745
Waste Industries USA, Inc. 4.250%, 2/27/20	9,874	9,874

		121,181

Information Technology—2.2%
Activision Blizzard, Inc. 3.250%, 10/13/20	9,842	9,841
Applied Systems, Inc. Second Lien, 7.500%, 1/24/22	1,186	1,103
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	17,235	17,210
Blue Coat Systems, Inc. 4.500%, 5/20/22	5,418	5,251
CCC Information Services 4.000%, 12/20/19	5,767	5,678
Deltek, Inc. First Lien 5.000%, 6/25/22	508	503
Equinix, Inc. 0.000%, 12/7/22	813	817
First Data Corp.
3.918%, 3/23/18	44,210	43,710
4.168%, 7/8/22	9,652	9,528
Infinity Acquisition Ltd. 4.000%, 8/6/21	6,064	5,843
Mitchell International, Inc.
4.500%, 10/13/20	5,019	4,773
Second Lien, 8.500%, 10/11/21	18,376	17,626
NXP BV (NXP Funding LLC) 3.750%, 12/7/20	12,647	12,619
Presidio, Inc. 5.250%, 2/2/22	8,505	8,319
Riverbed Technologies, Inc. 6.000%, 4/25/22	5,792	5,778
SS&C Technologies Holdings Europe S.a.r.l.
Tranche A-1, 3.357%, 7/8/20	883	880

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Information Technology—(continued)
Tranche A-2, 3.357%, 7/8/20	$1,369	$1,366
Tranche B-1, 4.000%, 7/8/22	5,708	5,676
Tranche B-2, 4.083%, 7/8/22	840	835

		157,356

Materials—0.6%
AZ Chem US, Inc. First Lien, 6.000%, 6/11/21	2,530	2,525
Berry Plastics Groups, Inc. 4.000%, 10/3/22	8,513	8,454
CPI Acquisition, Inc. First Lien, 5.500%, 8/17/22	8,621	8,540
Fairmount Minerals Ltd. Tranche B-2, 4.500%, 9/5/19	3,811	1,902
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	13,203	9,857
INEOS U.S. Finance LLC 4.250%, 3/31/22	5,726	5,537
Owens-Illinois Tranche B, 3.500%, 9/1/22	1,995	1,992
Polyone Corp. 3.750%, 11/11/22	4,898	4,909

		43,716

Telecommunication Services—0.4%
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	9,013	6,630
Level 3 Financing, Inc.
Tranche B-III, 4.000%, 8/1/19	6,319	6,318
Tranche B-II, 3.500%, 5/31/22	5,842	5,762
T-Mobile USA, Inc. Second Lien, 3.500%, 11/9/22	8,802	8,813

		27,523

Utilities—0.6%
Atlantic Power LP 4.750%, 2/24/21	2,442	2,432
Calpine Construction Finance Co. LP Tranche B-1, 3.000%, 5/3/20	8,321	7,874
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	4,407	3,963
Tranche C, First Lien, 5.000%, 12/17/21	155	139
NRG Energy, Inc. 2.750%, 7/1/18	17,853	17,418
State of Santa Catarina (The) 4.000%, 12/27/22	13,262	11,047
Texas Competitive Electric Holdings Co. LLC Tranche B-3 4.726%, 10/10/17(11)	5,925	1,858

		44,731

TOTAL LOAN AGREEMENTS (Identified Cost $1,060,315)		1,010,833

	PAR VALUE		VALUE
PREFERRED STOCKS—0.8%
Energy—0.1%
PTT Exploration & Production PCL 144A, 4.875%(2)(3)	8,645	(9)	$8,422

Financials—0.7%
Banco Bilbao Vizcaya Argentaria S.A. International S.A. Unipersonal 5.919%(2)	2,295	(9)	2,318
Bank of New York Mellon Corp. (The) Series E, 4.950%(2)	12,070	(9)	11,828
JPMorgan Chase & Co. Series V, 5.000%(2)	4,395	(9)	4,175
JPMorgan Chase & Co. Series Z, 5.300%(2)(7)	3,985	(9)	3,980
Wells Fargo & Co. Series K, 7.980%(2)	16,155	(9)	16,781
XLIT Ltd. Series E, 6.50%(2)	12,790	(9)	9,289

			48,371

TOTAL PREFERRED STOCKS (Identified Cost $61,284)			56,793

AFFILIATED MUTUAL FUND—0.9%
Virtus Credit Opportunities Fund(12)	6,989,143		67,585

TOTAL AFFILIATED MUTUAL FUND (Identified Cost $69,865)			67,585

TOTAL LONG TERM INVESTMENTS—99.3% (Identified Cost $7,463,698)			7,259,257

TOTAL INVESTMENTS—99.3% (Identified Cost $7,463,698)			7,259,257	(1)
Other assets and liabilities, net—0.7%			54,001

NET ASSETS—100.0%			$7,313,258

Abbreviations:

FDIC	Federal Deposit Insurance Corporation
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $2,696,760 or 36.9% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

(5)

This Note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(6)	No contractual maturity date.
(7)	Interest payments may be deferred.
(8)	This loan will settle after December 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Security in default.
(11)	Security in default, interest payments are being received during the bankruptcy proceedings.
(12)	This fund is a public fund and the prospectus and annual report are publicly available.

Foreign Currencies:

BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
RUB	Russian Ruble
TRY	Turkish Lira
ZAR	South African Rand

VIRTUS MULTI-SECTOR SHORT TERM BOND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	83%
Australia	1
Canada	1
Cayman Islands	1
Chile	1
India	1
Luxembourg	1
Other	11

Total	100%

†	% of total investments as of December 31, 2015

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Asset-Backed Securities	$1,373,463	$—	$1,365,347	$8,116
Corporate Bonds And Notes	2,665,714	—	2,665,620	94
Foreign Government Securities	148,667	—	148,667	—
Loan Agreements	1,010,833	—	998,126	12,707
Mortgage-Backed Securities	1,862,010	—	1,862,010	—
Municipal Bonds	3,573	—	3,573	—
U.S. Government Security	70,619	—	70,619	—
Equity Securities:
Affiliated Mutual Fund	67,585	67,585	—	—
Preferred Stocks	56,793	—	56,793	—

Total Investments	$7,259,257	$67,585	$7,170,755	$20,917

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value

	Investment in Securities	Asset Backed Securities		Corporate Bonds And Notes		Loan Agreements
Balance as of September 30, 2015	$24,541	$12,296		$—		$12,245
Accrued Discount/(Premium)	(27)	5		—		(32)
Realized Gain (Loss)	—	—		—		—
Change in Unrealized Appreciation (Depreciation)	108	150		—		(42)
Purchases	(455)	—		—		(455)
(Sales)(b)	(1,827)	(1,158)		—		(669)
Transfers In of Level 3 (a)	1,754	—		94	(d)	1,660 (c)
Transfers Out of Level 3 (a)	(3,177)	(3,177	)(c)	—		—

Balance as of December 31, 2015	$20,917	8,116		94		12,707

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	The transfers into/out of Level 3 are due to an increase/decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

The accompanying notes are an integral part of the financial statements

VIRTUS REAL ESTATE SECURITIES FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—98.9%
Real Estate Investment Trusts—98.9%
DIVERSIFIED—1.7%
American Homes 4 Rent Class A	1,329,800	$22,154

HEALTH CARE—2.5%
Ventas, Inc.	532,961	30,075
Welltower, Inc.	31,341	2,132

		32,207

INDUSTRIAL/OFFICE—29.8%
Industrial—8.1%
DCT Industrial Trust, Inc.	1,470,903	54,968
Prologis, Inc.	1,203,002	51,633

		106,601

Mixed—4.3%
Duke Realty Corp.	1,030,952	21,671
Liberty Property Trust	1,102,466	34,231

		55,902

Office—17.4%
Boston Properties, Inc.	342,883	43,731
Cousins Properties, Inc.	2,440,850	23,017
Douglas Emmett, Inc.	1,117,829	34,854
Highwoods Properties, Inc.	702,942	30,648
Kilroy Realty Corp.	818,942	51,823
Paramount Group, Inc.	1,594,136	28,854
SL Green Realty Corp.	127,277	14,380

		227,307

Total Industrial / Office		389,810

LODGING/RESORTS—9.3%
Host Hotels & Resorts, Inc.	2,533,336	38,862
LaSalle Hotel Properties	1,059,147	26,648
Pebblebrook Hotel Trust	1,018,713	28,544
RLJ Lodging Trust	1,292,700	27,961

		122,015

RESIDENTIAL—21.8%
Apartments—20.4%
American Campus Communities, Inc.	584,617	24,168
AvalonBay Communities, Inc.	346,690	63,836
Camden Property Trust	332,686	25,537
Equity Residential	946,945	77,261

	SHARES	VALUE
Real Estate Investment Trusts—(continued)
Essex Property Trust, Inc.	318,040	$76,142

		266,944

Manufactured Homes—1.4%
Equity Lifestyle Properties, Inc.	264,953	17,665

Total Residential		284,609

RETAIL—24.8%
Regional Malls—12.9%
General Growth Properties, Inc.	1,812,475	49,318
Macerich Co. (The)	37,675	3,040
Simon Property Group, Inc.	599,241	116,516

		168,874

Shopping Centers—11.9%
Brixmor Property Group, Inc.	1,152,396	29,755
Federal Realty Investment Trust	327,200	47,804
Regency Centers Corp.	539,600	36,757
Tanger Factory Outlet Centers	1,264,700	41,356

		155,672

Total Retail		324,546

SELF STORAGE—8.3%
CubeSmart	519,550	15,909
Extra Space Storage, Inc.	379,183	33,448
Public Storage	240,620	59,601

		108,958
DATA CENTERS—0.7%
Digital Realty Trust, Inc.	111,550	8,435

TOTAL COMMON STOCKS (Identified Cost $815,995)		1,292,734

TOTAL LONG TERM INVESTMENTS—98.9% (Identified cost $815,995)		1,292,734

TOTAL INVESTMENTS—98.9% (Identified Cost $815,995)		1,292,734	(1)
Other assets and liabilities, net—1.1%		14,333

NET ASSETS—100.0%		$1,307,067

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.

1

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$1,292,734	$1,292,734

Total Investments	$1,292,734	$1,292,734

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCK—101.0%
Consumer Discretionary—21.0%
Advance Auto Parts, Inc.	3,200	$482
Amazon.com, Inc.(2)	15,370	10,388
AutoNation, Inc.(2)	3,060	183
AutoZone, Inc.(2)	1,240	920
Bed Bath & Beyond, Inc.(2)	6,880	332
Best Buy Co., Inc.	13,170	401
BorgWarner, Inc.	9,110	394
Cablevision Systems Corp. Class A	9,300	297
CarMax, Inc.(2)	8,600	464
Carnival Corp.	17,620	960
CBS Corp. Class B	17,410	821
Chipotle Mexican Grill, Inc.(2)	1,190	571
Coach, Inc.	11,280	369
Comcast Corp. Class A	98,250	5,544
Darden Restaurants, Inc.	5,110	325
Delphi Automotive plc	11,130	954
Discovery Communications, Inc. Class A(2)	4,750	127
Discovery Communications, Inc. Class C(2)	9,950	251
Dollar General Corp.	12,270	882
Dollar Tree, Inc.(2)	9,380	724
Expedia, Inc.	4,160	517
Ford Motor Co.	157,270	2,216
Fossil Group, Inc.(2)	1,900	69
GameStop Corp. Class A	4,550	128
Gap, Inc. (The)	9,420	233
Garmin Ltd.	3,950	147
General Motors Co.	57,100	1,942
Genuine Parts Co.	5,990	515
Goodyear Tire & Rubber Co. (The)	9,980	326
H&R Block, Inc.	9,260	308
Hanesbrands, Inc.	15,500	456
Harley-Davidson, Inc.	7,830	355
Harman International Industries, Inc.	2,890	272
Hasbro, Inc.	4,490	302
Home Depot, Inc. (The)	50,750	6,712
Horton (D.R.), Inc.	12,120	388
Interpublic Group of Cos., Inc. (The)	16,740	390
Johnson Controls, Inc.	25,560	1,009
Kohl’s Corp.	8,260	393
L Brands, Inc.	10,360	993
Leggett & Platt, Inc.	5,350	225
Lennar Corp. Class A	6,670	326

	SHARES	VALUE
Consumer Discretionary—(continued)
Lowe’s Cos., Inc.	36,740	$2,794
Macy’s, Inc.	12,420	434
Marriott International, Inc. Class A	8,050	540
Mattel, Inc.	14,070	382
McDonald’s Corp.	36,980	4,369
Michael Kors Holdings Ltd.	8,240	330
Mohawk Industries, Inc.(2)	2,550	483
Netflix, Inc.(2)	17,350	1,985
Newell Rubbermaid, Inc.	11,010	485
News Corp. Class A	13,660	183
News Corp. Class B	3,390	47
NIKE, Inc. Class B	54,320	3,395
Nordstrom, Inc.	5,790	288
O’Reilly Automotive, Inc.(2)	3,940	998
Omnicom Group, Inc.	9,300	704
Phillips-Van Heusen Corp.	3,220	237
Priceline Group, Inc. (The)(2)	2,020	2,575
PulteGroup, Inc.	12,710	227
Ralph Lauren Corp.	2,710	302
Ross Stores, Inc.	16,300	877
Royal Caribbean Cruises Ltd.	7,190	728
Scripps Networks Interactive, Inc. Class A	3,430	189
Signet Jewelers Ltd.	3,120	386
Staples, Inc.	28,060	266
Starbucks Corp.	59,920	3,597
Starwood Hotels & Resorts Worldwide, Inc.	7,420	514
Target Corp.	25,100	1,823
TEGNA, Inc.	8,770	224
Tiffany & Co.	4,540	346
Time Warner Cable, Inc.	11,280	2,093
Time Warner, Inc.	32,320	2,090
TJX Cos., Inc. (The)	27,590	1,956
Tractor Supply Co.	5,380	460
TripAdvisor, Inc.(2)	4,030	344
Twenty-First Century Fox, Inc. Class A	47,000	1,277
Twenty-First Century Fox, Inc. Class B	16,000	436
Under Armour, Inc. Class A(2)	7,570	610
Urban Outfitters, Inc.(2)	3,670	84
VF Corp.	14,390	896
Viacom, Inc. Class B	13,850	570
Walt Disney Co. (The)	62,230	6,539
Whirlpool Corp.	3,050	448
Wyndham Worldwide Corp.	5,030	365

1

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Consumer Discretionary—(continued)
Wynn Resorts Ltd.	3,860	$267
Yum! Brands, Inc.	16,840	1,230

		92,984

Consumer Staples—21.4%
Altria Group, Inc.	92,660	5,394
Archer-Daniels-Midland Co.	33,040	1,212
Brown-Forman Corp. Class B	6,370	632
Campbell Soup Co.	11,790	620
Church & Dwight Co., Inc.	6,690	568
Clorox Co. (The)	7,790	988
Coca-Cola Co. (The)	203,120	8,726
Coca-Cola Enterprises, Inc.	13,250	652
Colgate-Palmolive Co.	49,380	3,290
ConAgra Foods, Inc.	25,800	1,088
Constellation Brands, Inc. Class A	13,340	1,900
Costco Wholesale Corp.	23,930	3,865
CVS Health Corp.	58,710	5,740
Dr. Pepper Snapple Group, Inc.	11,890	1,108
Estee Lauder Cos., Inc. (The) Class A	13,190	1,161
General Mills, Inc.	32,860	1,895
Hershey Co. (The)	9,060	809
Hormel Foods Corp.	9,830	777
J.M. Smucker Co. (The)	7,200	888
Kellogg Co.	15,100	1,091
Keurig Green Mountain, Inc.	5,980	538
Kimberly-Clark Corp.	19,880	2,531
Kraft Heinz Co.(The)	31,380	2,283
Kroger Co. (The)	58,170	2,433
McCormick & Co., Inc.	7,370	631
Mead Johnson Nutrition Co.	11,720	925
Molson Coors Brewing Co. Class B	10,360	973
Mondelez International, Inc. Class A	79,090	3,546
Monster Beverage Corp.(2)	9,040	1,347
PepsiCo, Inc.	43,530	4,349
Philip Morris International, Inc.	81,370	7,153
Procter & Gamble Co. (The)	142,890	11,347
Reynolds American, Inc.	46,970	2,168
SYSCO Corp.	31,170	1,278
Tyson Foods, Inc. Class A	20,190	1,077
Wal-Mart Stores, Inc.	81,440	4,992
Walgreens Boots Alliance, Inc.	48,120	4,098
Whole Foods Market, Inc.	19,490	653

		94,726

	SHARES	VALUE
Financials—14.0%
ACE Ltd.	6,880	$804
Affiliated Managers Group, Inc.(2)	1,150	184
Aflac, Inc.	9,070	543
Allstate Corp. (The)	8,220	510
American Express Co.	17,840	1,241
American International Group, Inc.	26,340	1,632
American Tower Corp.	8,970	870
Ameriprise Financial, Inc.	3,700	394
AON plc	5,820	537
Apartment Investment & Management Co. Class A	3,340	134
Assurant, Inc.	1,400	113
AvalonBay Communities, Inc.	2,920	538
Bank of America Corp.	221,480	3,728
Bank of New York Mellon Corp. (The)	23,360	963
BB&T Corp.	16,590	627
Berkshire Hathaway, Inc. Class B(2)	39,880	5,266
BlackRock, Inc.	2,690	916
Boston Properties, Inc.	3,270	417
Capital One Financial Corp.	11,310	816
CBRE Group, Inc. Class A(2)	6,190	214
Charles Schwab Corp. (The)	25,470	839
Chubb Corp. (The)	4,830	641
Cincinnati Financial Corp.	3,120	185
Citigroup, Inc.	63,410	3,281
CME Group, Inc.	7,200	652
Comerica, Inc.	3,770	158
Crown Castle International Corp.	7,120	616
Discover Financial Services	9,110	488
E*Trade Financial Corp.(2)	6,260	186
Equity Residential	7,790	636
Essex Property Trust, Inc.	1,400	335
Fifth Third Bancorp	16,950	341
Franklin Resources, Inc.	8,090	298
General Growth Properties, Inc.	12,420	338
Goldman Sachs Group, Inc. (The)	8,450	1,523
Hartford Financial Services Group, Inc. (The)	8,750	380
HCP REIT, Inc.	9,940	380
Host Hotels & Resorts, Inc.	15,790	242
Huntington Bancshares, Inc.	16,930	187
Intercontinental Exchange, Inc.	2,520	646
Invesco Ltd.	9,070	304
Iron Mountain, Inc.	4,070	110
JPMorgan Chase & Co.	78,350	5,173

2

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Financials—(continued)
KeyCorp	17,830	$235
Kimco Realty Corp.	8,820	233
Legg Mason, Inc.	2,300	90
Leucadia National Corp.	7,150	124
Lincoln National Corp.	5,260	264
Loews Corp.	5,960	229
M&T Bank Corp.	3,400	412
Macerich Co. (The)	2,870	232
Marsh & McLennan Cos., Inc.	11,110	616
McGraw-Hill Cos., Inc. (The)	5,740	566
MetLife, Inc.	23,610	1,138
Moody’s Corp.	3,670	368
Morgan Stanley	32,040	1,019
NASDAQ OMX Group, Inc. (The)	2,430	141
Navient Corp.	7,770	89
Northern Trust Corp.	4,620	333
People’s United Financial, Inc.	6,590	106
Plum Creek Timber Co., Inc.	3,670	175
PNC Financial Services Group, Inc. (The)	10,810	1,030
Principal Financial Group, Inc.	5,780	260
Progressive Corp. (The)	12,390	394
Prologis REIT, Inc.	11,140	478
Prudential Financial, Inc.	9,540	777
Public Storage	3,130	775
Realty Income Corp.	5,320	275
Regions Financial Corp.	27,830	267
Simon Property Group, Inc.	6,580	1,279
SL Green Realty Corp.	2,110	238
State Street Corp.	8,620	572
SunTrust Banks, Inc.	10,850	465
Synchrony Financial(2)	17,790	541
T. Rowe Price Group, Inc.	5,370	384
Torchmark Corp.	2,440	139
Travelers Cos., Inc. (The)	6,460	729
U.S. Bancorp	35,050	1,496
Unum Group	5,190	173
Ventas, Inc.	7,100	401
Vornado Realty Trust	3,760	376
Wells Fargo & Co.	98,770	5,369
Weyerhaeuser Co.	10,800	324
XL Group plc	6,300	247
Zions Bancorp	4,340	118

		61,863

	SHARES	VALUE
Health Care—19.5%
Abbott Laboratories	39,630	$1,780
AbbVie, Inc.	51,210	3,034
Aetna, Inc.	11,240	1,215
Agilent Technologies, Inc.	10,430	436
Alexion Pharmaceuticals, Inc.(2)	7,070	1,349
Allergan plc(2)	13,030	4,072
AmerisourceBergen Corp.	6,320	656
Amgen, Inc.	23,610	3,833
Anthem, Inc.	8,380	1,169
Bard (C.R.), Inc.	2,480	470
Baxalta, Inc.	16,980	663
Baxter International, Inc.	17,450	666
Becton, Dickinson & Co.	6,770	1,043
Biogen, Inc.(2)	7,130	2,184
Boston Scientific Corp.(2)	42,640	786
Bristol-Myers Squibb Co.	52,480	3,610
Cardinal Health, Inc.	10,380	927
Celgene Corp.(2)	24,580	2,944
Cerner Corp.(2)	9,530	573
Cigna Corp.	8,340	1,220
DaVita HealthCare Partners, Inc.(2)	5,170	360
DENTSPLY International, Inc.	4,350	265
Edwards Lifesciences Corp.(2)	6,750	533
Eli Lilly & Co.	30,620	2,580
Endo International plc	6,490	397
Express Scripts Holding Co.(2)	22,280	1,948
Gilead Sciences, Inc.	45,170	4,571
HCA Holdings, Inc.(2)	9,830	665
Henry Schein, Inc.(2)	2,580	408
Humana, Inc.	5,010	894
Illumina, Inc.(2)	4,550	873
Intuitive Surgical, Inc.(2)	1,170	639
Johnson & Johnson	86,690	8,905
Laboratory Corporation of America Holdings(2)	3,190	394
Mallinckrodt plc	3,630	271
McKesson Corp.	7,420	1,463
Medtronic plc	44,280	3,406
Merck & Co., Inc.	87,470	4,620
Mylan NV	12,950	700
Patterson Cos., Inc.	2,650	120
PerkinElmer, Inc.	3,510	188
Perrigo Co. plc	4,570	661
Pfizer, Inc.	193,330	6,241
Quest Diagnostics, Inc.	4,680	333

3

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Health Care—(continued)
Regeneron Pharmaceuticals, Inc.(2)	2,430	$1,319
St. Jude Medical, Inc.	9,150	565
Stryker Corp.	10,060	935
Tenet Healthcare Corp.(2)	3,130	95
Thermo Fisher Scientific, Inc.	12,490	1,772
UnitedHealth Group, Inc.	30,100	3,541
Universal Health Services, Inc. Class B	2,870	343
Varian Medical Systems, Inc.(2)	3,070	248
Vertex Pharmaceuticals, Inc.(2)	7,710	970
Waters Corp.(2)	2,540	342
Welltower, Inc.	7,530	512
Zimmer Biomet Holdings, Inc.	5,470	561
Zoetis, Inc.	14,290	685

		85,953

Information Technology—18.8%
Accenture plc Class A	13,490	1,410
Activision Blizzard, Inc.	10,390	402
Adobe Systems, Inc.(2)	11,080	1,041
Akamai Technologies, Inc.(2)	4,910	258
Alliance Data Systems Corp.(2)	1,360	376
Alphabet, Inc. Class A(2)	6,440	5,010
Alphabet, Inc. Class C(2)	6,570	4,986
Amphenol Corp. Class A	7,080	370
Analog Devices, Inc.	7,300	404
Apple, Inc.	124,540	13,109
Applied Materials, Inc.	23,820	445
Autodesk, Inc.(2)	5,500	335
Automatic Data Processing, Inc.	10,650	902
Avago Technologies Ltd.	5,840	848
Broadcom Corp. Class A	12,880	745
CA, Inc.	6,820	195
Cisco Systems, Inc.	112,590	3,057
Citrix Systems, Inc.(2)	3,890	294
Cognizant Technology Solutions Corp. Class A(2)	14,840	891
Corning, Inc.	27,880	510
CSRA, Inc.	2,760	83
eBay, Inc.(2)	25,270	694
Electronic Arts, Inc.(2)	7,620	524
EMC Corp.	44,130	1,133
Equinix, Inc.	1,310	396
F5 Networks, Inc.(2)	1,390	135
Facebook, Inc. Class A(2)	50,210	5,255
Fidelity National Information Services, Inc.	6,600	400

	SHARES	VALUE
Information Technology—(continued)
First Solar, Inc.(2)	1,800	$119
Fiserv, Inc.(2)	5,510	504
FLIR Systems, Inc.	3,280	92
Harris Corp.	2,930	255
Hewlett Packard Co., Inc.(2)	31,830	377
Hewlett Packard Enterprise Co.	35,680	542
Intel Corp.	90,600	3,121
International Business Machines Corp.	19,740	2,717
Intuit, Inc.	6,480	625
Juniper Networks, Inc.	8,060	222
KLA-Tencor Corp.	3,610	250
Lam Research Corp.	3,090	245
Linear Technology Corp.	5,360	228
MasterCard, Inc. Class A	22,610	2,201
Microchip Technology, Inc.	5,170	241
Micron Technology, Inc.(2)	24,130	342
Microsoft Corp.	178,630	9,910
Motorola Solutions, Inc.	3,330	228
NetApp, Inc.	7,620	202
NVIDIA Corp.	12,480	411
Oracle Corp.	71,380	2,608
Paychex, Inc.	7,160	379
PayPal Holdings, Inc.(2)	24,210	876
Qorvo Inc(2)	3,510	179
QUALCOMM, Inc.	33,230	1,661
Red Hat, Inc.(2)	4,170	345
salesforce.com, Inc.(2)	14,320	1,123
SanDisk Corp.	5,140	391
Seagate Technology plc	6,790	249
Skyworks Solutions, Inc.	4,300	330
Symantec Corp.	16,860	354
TE Connectivity Ltd.	8,670	560
Teradata Corp.(2)	3,420	90
Texas Instruments, Inc.	22,670	1,243
Total System Services, Inc.	4,450	222
VeriSign, Inc.(2)	2,260	197
Visa, Inc. Class A	43,750	3,393
Western Digital Corp.	5,360	322
Western Union Co. (The)	12,600	226
Xerox Corp.	23,160	246
Xilinx, Inc.	5,970	280
Yahoo!, Inc.(2)	20,480	681

		82,995

4

VIRTUS SECTOR TREND FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Telecommunication Services—2.2%
AT&T, Inc.	136,530	$4,698
CenturyLink, Inc.	13,630	343
Frontier Communications Corp.	29,520	138
Level 3 Communications, Inc.(2)	6,690	363
Verizon Communications, Inc.	91,060	4,209

		9,751

Utilities—4.1%
AES Corp. (The)	23,140	221
AGL Resources, Inc.	4,040	258
Ameren Corp.	8,310	359
American Electric Power Co., Inc.	16,740	975
CenterPoint Energy, Inc.	14,760	271
CMS Energy Corp.	9,570	345
Consolidated Edison, Inc.	10,030	645
Dominion Resources, Inc.	20,240	1,369
DTE Energy Co.	6,160	494
Duke Energy Corp.	21,570	1,540
Edison International	11,160	661
Entergy Corp.	6,050	414
Eversource Energy	10,750	549
Exelon Corp.	31,170	866
FirstEnergy Corp.	14,490	460
NextEra Energy, Inc.	15,550	1,615
NiSource, Inc.	10,980	214
NRG Energy, Inc.	10,730	126
Pepco Holdings, Inc.	8,740	227
PG&E Corp.	16,670	887
Pinnacle West Capital Corp.	3,840	248
PPL Corp.	22,900	782
Public Service Enterprise Group, Inc.	17,180	665
SCANA Corp.	4,860	294
Sempra Energy	8,130	764
Southern Co.	30,770	1,440
TECO Energy, Inc.	8,080	215
WEC Energy Group, Inc.	10,730	551
XCEL Energy, Inc.	17,270	620

		18,075

TOTAL COMMON STOCK (Identified Cost $443,720)		446,347

TOTAL LONG TERM INVESTMENTS—101.0% (Identified Cost $443,720)		446,347

	SHARES	VALUE
SHORT-TERM INVESTMENT—34.5%
Money Market Mutual Fund—34.5%
Fidelity Money Market Portfolio - Institutional Shares (seven-day effective yield 0.320%)	114,588,428	$114,588
Goldman Sachs Financial Square Funds - Money Market Fund - Institutional Shares (seven-day effective yield 0.300%)	30,556,914	30,557
JPMorgan U.S. Government Money Market Fund (seven-day effective yield 0.010%)	7,639,229	7,639

TOTAL SHORT-TERM INVESTMENT (Identified Cost $152,784)		152,784

TOTAL INVESTMENTS—135.5% (Identified Cost $596,504)		599,131	(1)
Other assets and liabilities, net—(35.5)%		(156,822)

NET ASSETS—100.0%		$442,309

Abbreviation:

REIT	Real Estate Investment Trust

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.

5

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$446,347	$446,347
Short-Term Investments	152,784	152,784

Total Investments	$599,131	$599,131

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at September 30, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE		VALUE
MORTGAGE-BACKED SECURITIES—0.2%
Non-Agency—0.2%
Home Equity Loan Trust 07-HSA3, AI4 6.110%, 6/25/37(2)	$1,146		$1,164

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $1,132)			1,164

CORPORATE BONDS AND NOTES—4.4%
Consumer Discretionary—0.8%
American Axle & Manufacturing, Inc. 5.125%, 2/15/19	835		846
Argos Merger Sub, Inc. 144A 7.125%, 3/15/23(3)	905		900
Boyd Gaming Corp. 6.875%, 5/15/23	365		377
Landry’s, Inc. 144A 9.375%, 5/1/20(3)	950		1,005
NCL Corp. Ltd. 144A 4.625%, 11/15/20(3)	690		679
Numericable Group SA 144A 4.875%, 5/15/19(3)	755		750
Univision Communications, Inc. 144A 5.125%, 5/15/23(3)	445		430

			4,987

Consumer Staples—0.3%
Dole Food Co., Inc. 144A 7.250%, 5/1/19(3)	880		874
Spectrum Brands, Inc. 6.375%, 11/15/20	715		763

			1,637

Energy—0.3%
FTS International, Inc.
144A 8.012%, 6/15/20(2)(3)	1,120		763
6.250%, 5/1/22	825		235
Halcon Resources Corp. 144A 8.625%, 2/1/20(3)	435		302
PHI, Inc. 5.250%, 3/15/19	450		362

			1,662

Financials—0.7%
Ally Financial, Inc. 3.250%, 11/5/18	685		672
Banco Santander Brasil SA 144A 8.000%, 3/18/16	1,300	BRL	323
iStar Financial, Inc.
4.875%, 7/1/18	1,415		1,392
5.000%, 7/1/19	865		843
Springleaf Finance Corp. 5.250%, 12/15/19	1,410		1,343

			4,573

	PAR VALUE	VALUE
Health Care—0.7%
Capsugel SA PIK Interest Capitalization 144A, 7.000%, 5/15/19(3)(4)	$350	$342
Community Health Systems, Inc. 5.125%, 8/15/18	1,055	1,065
Quintiles Transnational Corp. 144A 4.875%, 5/15/23(3)	385	389
Tenet Healthcare Corp.
5.000%, 3/1/19	415	385
144A 4.012%, 6/15/20(2)(3)	730	715
6.000%, 10/1/20	435	460
Valeant Pharmaceuticals International, Inc. 144A 5.375%, 3/15/20(3)	750	709

		4,065

Industrials—0.2%
Air Canada 144A 6.750%, 10/1/19(3)	965	1,004
American Airlines Group, Inc. 144A 4.625%, 3/1/20(3)	460	439

		1,443

Information Technology—0.0%
First Data Corp. 144A 5.750%, 1/15/24(3)	225	222

Materials—0.9%
Ardagh Packaging Finance plc 144A 6.250%, 1/31/19(3)	400	386
Beverage Packaging Holdings Luxembourg II SA 144A 6.000%, 6/15/17(3)	1,465	1,423
Hexion U.S. Finance Corp. 6.625%, 4/15/20	2,745	2,162
INEOS Group Holdings SA 144A 5.875%, 2/15/19(3)	1,130	1,100
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	685	437

		5,508

Telecommunication Services—0.3%
Frontier Communications Corp.
144A 8.875%, 9/15/20(3)	215	218
6.250%, 9/15/21	1,085	925
Level 3 Financing, Inc. 7.000%, 6/1/20	555	582

		1,725

Utilities—0.2%
Talen Energy Supply LLC 144A 4.625%, 7/15/19(3)	1,510	1,140

TOTAL CORPORATE BONDS AND NOTES (Identified Cost $29,873)		26,962

1

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
LOAN AGREEMENTS(2)—92.8%
Consumer Discretionary—26.3%
Acosta Holdco, Inc. Tranche B-1 4.250%, 9/26/21	$1,871	$1,785
Advantage Sales & Marketing, Inc. Second Lien, 7.500%, 7/25/22	890	803
Affinity Gaming LLC 5.250%, 11/9/17	971	971
Allison Transmission Tranche B-3, 3.500%, 8/23/19	643	640
Altice U.S. Finance I Corp. 4.000%, 12/14/22	1,646	1,615
Aristocrat Leisure Ltd. 4.750%, 10/20/21	2,714	2,707
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20	4,098	4,085
Caesars Entertainment Operating Co., Inc.
Tranche B-4, 6.500%, 10/31/16(5)	943	858
Tranche B-6, 5.625%, 3/1/17(5)	2,558	2,283
Tranche B-7, 6.625%, 1/28/18(5)	2,220	1,858
Caesars Entertainment Resort Properties LLC Tranche B, 7.000%, 10/11/20	3,046	2,782
Caesars Growth Properties Holdings LLC Tranche B, First Lien, 6.250%, 5/8/21	1,938	1,711
CBAC Borrower LLC Tranche B, 8.250%, 7/2/20	1,808	1,709
CCO Safari LLC (Charter Communications Operating LLC)
Tranche F, 3.000%, 1/3/21	6,164	6,055
Tranche H, 3.250%, 8/24/21	1,104	1,097
Tranche I, 3.500%, 1/24/23	1,348	1,349
Chrysler Group LLC Tranche B, 3.250%, 12/31/18	2,566	2,548
Cirque Du Soleil First Lien, 5.000%, 7/8/22	1,609	1,522
CityCenter Holdings LLC Tranche B, 4.250%, 10/16/20	2,497	2,483
Cooper-Standard Automotive, Inc. 4.000%, 4/4/21	2,980	2,941
CSC Holdings, Inc.
Tranche B, 2.924%, 4/17/20	2,061	2,057
5.000%, 10/9/22	5,060	5,062
Delta 2 (Lux) S.a.r.l. Tranche B-3, 4.750%, 7/30/21	2,813	2,729
El Dorado Resorts, Inc. 4.250%, 7/25/22	1,040	1,034
Federal-Mogul Corp. Tranche C, 4.750%, 4/15/21	2,302	2,040
Golden Nugget, Inc.
5.500%, 11/21/19	987	981
Delayed Draw 5.500%, 11/21/19	423	420
Graton Resort & Casino Tranche B, 4.750%, 9/1/22	1,112	1,105
Hilton Worldwide Finance LLC 3.500%, 10/26/20	12,463	12,456

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
iHeartCommunications, Inc. (Clear Channel Communications, Inc.) Tranche D, 7.174%, 1/30/19	$5,403	$3,801
Infiltrator Systems Tranche B, 5.250%, 5/27/22	721	719
Intelsat Jackson Holdings S.A. Tranche B-2, 3.750%, 6/30/19	2,838	2,691
KAR Auction Services, Inc. Tranche B-2, 3.500%, 3/11/21	2,556	2,553
Laureate Education, Inc. 5.000%, 6/15/18	3,050	2,543
Leslie’s Poolmart Tranche B, 4.250%, 10/16/19	3,202	3,129
Libbey Glass, Inc. 3.750%, 4/9/21	2,483	2,449
Life Time Fitness, Inc. 4.250%, 6/10/22	2,120	2,072
Marina District Finance Co., Inc. 6.500%, 8/15/18	814	814
MCC LLC (Mediacom Broadband Group)
Tranche H, 3.250%, 1/29/21	1,639	1,615
Tranche G, 3.500%, 6/30/21	2,313	2,298
Tranche J, 3.750%, 6/30/21	923	916
Media General, Inc. 4.000%, 7/31/20	2,808	2,780
Metaldyne LLC 3.750%, 10/20/21	2,599	2,548
MGM Resort International Tranche B 3.500%, 12/20/19	5,711	5,644
Michaels Stores, Inc. Tranche B, 3.750%, 1/28/20	2,910	2,888
Mohegan Tribal Gaming Authority Tranche B, 5.500%, 6/15/18	1,327	1,302
Numericable
Tranche B-1, 4.500%, 5/21/20	1,299	1,254
Tranche B-2, 4.500%, 5/21/20	1,133	1,094
Party City Holdings, Inc. 4.250%, 8/19/22	2,127	2,070
Peninsula Gaming LLC Tranche B, 4.250%, 11/20/17	785	783
Penn National Gaming, Inc. Tranche B, 3.250%, 10/30/20	2,192	2,176
PetSmart, Inc. Tranche B-1 4.250%, 3/11/22	1,114	1,088
Scientific Games International, Inc. Tranche B-2, 6.000%, 10/1/21	2,779	2,542
ServiceMaster Co. LLC (The) 4.250%, 7/1/21	5,229	5,182
Sinclair Television Group, Inc. Tranche B-1, 3.500%, 7/30/21	3,746	3,729
Six Flags Theme Parks, Inc. Tranche B, 3.500%, 6/30/22	1,350	1,350
SRAM LLC First Lien, 4.500%, 4/10/20	2,454	2,043
Staples, Inc. First Lien, 0.000%, 4/23/21(6)	2,412	2,390
Station Casinos LLC Tranche B, 4.250%, 3/2/20	2,999	2,946

2

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
TI Group Auto Systems LLC 4.500%, 6/30/22	$289	$283
Transtar Holding Co.
First Lien, 5.750%, 10/9/18(8)	1,423	1,221
Second Lien, 10.000%, 10/9/19(8)	460	384
Tribune Media Co. Tranche B, 3.750%, 12/27/20	2,615	2,582
TWCC Holding Corp. Second Lien, 7.000%, 6/26/20	2,142	2,139
U.S. Farathane Corp. 6.750%, 12/23/21	1,194	1,184
Univision Communications, Inc.
First Lien, 4.000%, 3/1/20	4,384	4,298
4.000%, 3/1/20	6,266	6,142
Virgin Media Investment Holdings Ltd. Tranche F, 3.500%, 6/30/23	2,590	2,540
Ziggo B.V.
Tranche B-3, 3.500%, 1/15/22	1,227	1,194
Tranche B-1, 3.500%, 1/15/22	1,158	1,127
Tranche B-2, 3.500%, 1/15/22	746	726

		162,916

Consumer Staples—4.7%
Albertson’s Holdings LLC 1326075 0.000%, 12/21/22(6)	2,040	2,031
Albertson’s LLC Tranche B-4, 5.500%, 8/25/21	2,263	2,248
ARAMARK Corp.
Tranche E, 3.250%, 9/7/19	3,823	3,821
Tranche F, 3.250%, 2/24/21	981	973
Charger OpCo B.V. (Oak Tea, Inc.) Tranche B-1, 4.250%, 7/2/22	1,051	1,048
Coty, Inc.
0.000%, 10/21/22(6)	1,698	1,688
3.750%, 10/27/22	849	844
Crossmark Holdings, Inc.
First Lien, 4.500%, 12/20/19(8)	1,963	1,456
Second Lien, 8.750%, 12/21/20(8)	520	294
Dole Food Co., Inc. Tranche B, 5.139%, 11/1/18	2,173	2,163
Hostess Brands LLC
Tranche B, First Lien, 4.500%, 8/3/22	2,564	2,557
Tranche B Second Lien, 8.500%, 8/3/23	1,900	1,888
Kronos Acquisition Intermediate, Inc. (KIK Custom Products, Inc.) Second Lien, 9.750%, 4/30/20	2,887	2,883
Prestige Brands, Inc. Tranche B-3, 3.500%, 9/3/21	263	262
Reynolds Group Holdings, Inc. 4.500%, 12/1/18	3,988	3,956

	PAR VALUE	VALUE
Consumer Discretionary—(continued)
Spectrum Brands, Inc. 3.800%, 6/23/22	$740	$738

		28,850

Energy—2.1%
Arch Coal, Inc. 6.250%, 5/16/18	3,318	1,496
Azure Midstream 7.500%, 11/15/18	1,334	794
Chelsea Petroleum I LLC 6.750%, 10/28/22	1,634	1,593
Chief Exploration & Development LLC Second Lien, 7.500%, 5/16/21	2,739	1,872
Drillships Ocean Ventures, Inc. 5.500%, 7/25/21	756	361
Fieldwood Energy LLC
3.875%, 10/1/18	845	557
Second Lien, 8.375%, 9/30/20	2,613	417
Jonah Energy LLC Second Lien, 7.500%, 5/12/21	2,045	1,299
MEG Energy Corp. 3.750%, 3/31/20	1,916	1,700
Ocean Rig Tranche B-1, 6.000%, 3/31/21	1,736	705
Paragon Offshore Finance Co. 3.750%, 7/16/21	1,712	451
Sabine Oil & Gas LLC Second Lien, 12.000%, 12/31/18(5)	1,290	40
Seadrill Operating LP 4.000%, 2/21/21	4,092	1,725

		13,010

Financials—5.6%
Alix Partners LLP 4.500%, 7/28/22	3,186	3,168
Asurion LLC
Tranche B-1, 5.000%, 5/24/19	1,042	979
Tranche B-2, 4.250%, 7/8/20	731	669
Tranche B-4, 5.000%, 8/4/22	1,069	980
Capital Automotive LP
Tranche B-1, 4.000%, 4/10/19	1,494	1,495
Second Lien, 6.000%, 4/30/20	1,828	1,834
Delos Finance S.a.r.l 3.500%, 3/6/21	4,026	4,019
DtTZ U.S. Borrower, LLC (DTZ AUS Holdco PTY Ltd.) First Lien, 4.250%, 11/4/21	2,985	2,918
iStar Financial, Inc. Tranche A-2, 7.000%, 3/19/17	361	361
Realogy Corp.
Extended LOC, 2.336%, 10/10/16	204	201
Tranche B, 3.750%, 3/5/20	6,058	6,025
Starwood Property Trust, Inc. First Lien, 3.500%, 4/17/20	3,287	3,246
TransUnion LLC Tranche B-2, 3.500%, 4/9/21	5,200	5,064

3

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Financials—(continued)
Walter Investment Management Corp. Tranche B, 4.750%, 12/18/20	$3,553	$3,076

		34,035

Health Care—16.1%
21st Century Oncology, Inc. Tranche B 6.500%, 4/30/22	1,900	1,606
Air Medical 4.500%, 4/28/22	183	172
Akorn, Inc. 6.000%, 4/16/21	2,704	2,650
Alere, Inc. Tranche B, 4.250%, 6/20/22	1,565	1,555
AMAG Pharmaceuticals, Inc. 4.750%, 8/17/21	516	496
American Renal Holdings, Inc.
Tranche B, First Lien, 4.500%, 8/20/19	1,772	1,746
Second Lien, 8.500%, 3/20/20	2,390	2,330
Amneal Pharmaceuticals LLC Tranche B, 5.250%, 11/1/19	3,377	3,321
AmSurg Corp. 3.500%, 7/16/21	1,189	1,180
Ardent Legacy Acquisitions, Inc. 6.500%, 8/4/21	1,555	1,547
Beacon Health Strategies 5.000%, 12/23/21	1,590	1,518
Capsugel Holdings US, Inc. 3.500%, 8/1/18	3,243	3,193
CHG Healthcare Services, Inc. First Lien, 4.250%, 11/19/19	3,591	3,538
Community Health Systems, Inc. (CHS)
Tranche F, 3.657%, 12/31/18	1,288	1,273
Incremental 2019, Tranche G, 3.750%, 12/31/19	1,329	1,299
Incremental 2021, Tranche H, 4.000%, 1/27/21	2,445	2,412
Concentra, Inc. First Lien, Tranche B 4.750%, 6/1/22	289	287
Concordia Pharmaceuticals, Inc. 5.250%, 10/21/21	1,235	1,189
Convatec, Inc. 4.250%, 6/15/20	100	98
DaVita HealthCare Partners, Inc. Tranche B, 3.500%, 6/24/21	3,108	3,101
DJO Finance 4.250%, 6/8/20	1,458	1,424
Emdeon, Inc.
Tranche B-2, 3.750%, 11/2/18	3,375	3,323
Tranche B-3, 3.750%, 11/2/18	494	486
Endo Luxembourg Finance Co. I S.a.r.l. Tranche B, 3.750%, 9/26/22	2,251	2,226
Envision Healthcare Corp. (F/K/A Emergency Medical Services Corp.) 4.250%, 5/25/18	3,636	3,619

	PAR VALUE	VALUE
Health Care—(continued)
Tranche B-2, 4.500%, 10/28/22	$266	$265
Greatbatch, Inc. Tranche B, 5.250%, 10/27/22	840	834
Horizon Pharma, Inc. 4.500%, 5/7/21	1,217	1,150
Iasis Healthcare LLC Tranche B-2, 4.500%, 5/3/18	1,966	1,935
IMS Health, Inc. Tranche B, 3.500%, 3/17/21	4,267	4,183
InVentiv Health, Inc. Tranche B-4, 7.750%, 5/15/18	2,887	2,880
Kinetic Concepts, Inc.
Tranche E-2, 4.000%, 11/4/16	925	910
Tranche E-1, 4.500%, 5/4/18	570	551
Mallinckrodt International Finance S.A.
Tranche B, 3.250%, 3/19/21	2,740	2,667
Tranche B-1, 3.500%, 3/19/21	288	282
Med Impact Healthcare Systems, Inc. 5.750%, 10/27/22	1,273	1,260
MMM Holdings, Inc. 9.750%, 12/12/17(8)	377	249
MSO of Puerto Rico, Inc. 9.750%, 12/12/17(8)	274	181
Multiplan, Inc. Tranche B-1, 3.750%, 3/31/21	2,329	2,273
National Mentor Holdings, Inc. Tranche B, 4.250%, 1/31/21	1,065	1,034
National Surgical Hospitals First Lien, 4.500%, 6/1/22	1,083	1,050
NVA Holdings, Inc. Second Lien 8.000%, 8/14/22	986	970
Onex TSG Holdings II Corp. First Lien, 5.000%, 7/29/22	1,835	1,816
Ortho-Clinical Diagnostics, Inc. 4.750%, 6/30/21	2,594	2,214
Pharmaceutical Product Development 4.250%, 8/18/22	2,474	2,410
PRA Holdings, Inc. Tranche B-1, 4.500%, 9/23/20	2,322	2,301
Quintiles Transnational Corp. Tranche B, 3.250%, 5/12/22	1,124	1,124
RCHP Tranche B-2, 6.000%, 4/23/19	3,237	3,099
RPI Finance Trust Tranche B-4, 3.500%, 11/9/20	1,131	1,129
Sterigenics-Nordion 4.250%, 5/16/22	1,083	1,056
Surgery Center Holdings, Inc.
First Lien, 5.250%, 11/3/20	350	347
Second Lien, 8.500%, 11/3/21	806	765
Surgical Care Affiliates, Inc. 4.250%, 3/17/22	728	722
Team Health, Inc. 4.500%, 11/23/22	1,960	1,957
U.S. Renal Care, Inc. 0.000%, 11/17/22(6)	2,876	2,858
Valeant Pharmaceuticals International, Inc.
Series D-2, Tranche B, 3.500%, 2/13/19	2,158	2,087
Series C-2, Tranche B, 3.750%, 12/11/19	2	2

4

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Health Care—(continued)
Series E1, Tranche B, 3.750%, 8/5/20	$3,981	$3,830
Series F-1, Tranche B, 4.000%, 4/1/22	2,520	2,431

		98,411

Industrials—12.2%
MRC Global, Inc. (McJunkin Red Man Corp.) 4.750%, 11/8/19	1,033	966
Air Canada 4.000%, 9/26/19	2,226	2,224
Allied Security Holdings LLC
First Lien, 4.250%, 2/12/21	1,374	1,295
Second Lien, 8.000%, 8/13/21	688	670
American Airlines, Inc. 3.250%, 6/27/20	9,047	8,929
Brickman Group Holdings, Inc. First Lien, 4.000%, 12/18/20	3,811	3,702
Brickman Group Ltd. LLC (The) Second Lien, 7.500%, 12/17/21	1,971	1,794
Brock Holdings III, Inc. First Lien, 6.000%, 3/16/17	1,865	1,743
Builders FirstSource 6.000%, 7/29/22	2,040	2,022
DynCorp International, Inc. 6.250%, 7/7/16	2,372	2,273
Filtration Group Corp.
First Lien, 4.250%, 11/23/20	1,422	1,386
Second Lien, 8.250%, 11/22/21	543	530
Harland Clarke Holdings Corp.
Tranche B-3, 7.000%, 5/22/18	1,448	1,406
Tranche B-4, 6.000%, 8/4/19	654	626
HD Supply 3.750%, 8/13/21	2,964	2,902
Headwaters, Inc. Tranche B, 4.500%, 3/24/22	148	148
Husky Injection Molding Systems Ltd. 4.250%, 6/30/21	3,283	3,164
Landmark U.S. Member LLC (Landmark U.S. Corp Acquisition, Inc.)
First Lien, 4.750%, 10/25/19	2,811	2,803
4.750%, 10/25/19	112	111
Second Lien 8.250%, 1/25/21	806	804
Navistar, Inc. 6.500%, 8/7/20	1,319	1,169
NN, Inc. 5.750%, 10/19/22	517	512
Nortek, Inc. Incremental-1, 3.500%, 10/30/20	4,257	4,170
Quikrete Co., Inc. First Lien, 4.000%, 9/28/20	2,829	2,802
Rexnord LLC Tranche B, 4.000%, 8/21/20	4,189	4,072
Science Applications Tranche B, 3.750%, 5/4/22	2,125	2,130
Sedgwick Claims Management Services, Inc.
First Lien, 3.750%, 3/1/21	3,498	3,364
Second Lien, 6.750%, 2/28/22	1,725	1,570

	PAR VALUE	VALUE
Industrials—(continued)
Spin Holdco, Inc. First Lien, 4.250%, 11/14/19	$2,274	$2,191
TransDigm, Inc.
Tranche C, 3.750%, 2/28/20	6,975	6,822
Tranche D, 3.750%, 6/4/21	2,635	2,574
United Airlines, Inc. (Continental Airlines, Inc.) Tranche B-1, 3.500%, 9/15/21	1,157	1,154
Waste Industries USA, Inc. 4.250%, 2/27/20	2,180	2,180

		74,208

Information Technology—9.9%
Allflex Holdings III, Inc. First Lien, 4.250%, 7/17/20	3,144	3,091
Applied Systems, Inc.
First Lien, 4.250%, 1/25/21	568	558
Second Lien, 7.500%, 1/24/22	1,471	1,368
Avago Technologies 0.000%, 11/11/22(6)	5,877	5,826
Avago Technologies Cayman Ltd. 3.750%, 5/6/21	3,038	3,034
Blue Coat Systems, Inc. 4.500%, 5/20/22	1,651	1,600
CCC Information Services 4.000%, 12/20/19	2,869	2,825
CDW LLC 3.250%, 4/29/20	7,456	7,291
Deltek, Inc.
First Lien 5.000%, 6/25/22	190	188
Second Lien 9.500%, 6/26/23	858	851
Ellucian, Inc. 4.750%, 9/30/22	2,574	2,548
Epicor Software Corp. Tranche B, 4.750%, 6/1/22	1,437	1,406
First Data Corp.
3.918%, 3/23/18	10,620	10,500
4.168%, 7/8/22	1,664	1,643
Infinity Acquisition Ltd. 4.000%, 8/6/21	2,566	2,472
Infor (U.S.), Inc.
Tranche B-5, 3.750%, 6/3/20	3,499	3,294
Tranche B-3, 3.750%, 6/3/20	1,452	1,368
Mitchell International, Inc.
4.500%, 10/13/20	3,320	3,158
Second Lien, 8.500%, 10/11/21	2,932	2,812
NXP BV (NXP Funding LLC) 3.750%, 12/7/20	1,511	1,508
Presidio, Inc. 5.250%, 2/2/22	1,415	1,384
SS&C Technologies Holdings Europe S.a.r.l.
Tranche A-1, 3.357%, 7/8/20	186	185
Tranche A-2, 3.357%, 7/8/20	288	287
Tranche B-1, 4.021%, 7/8/22	1,202	1,196
Tranche B-2, 4.028%, 7/8/22	177	176

		60,569

5

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Materials—8.4%
American Builders & Contractors Supply Co., Inc. Tranche B, 3.500%, 4/16/20	$4,665	$4,634
Anchor Glass Container Tranche B, 4.875%, 7/1/22	3,819	3,814
Ardagh Packaging Finance plc 4.000%, 12/17/19	861	848
AZ Chem US, Inc. First Lien, 5.250%, 6/11/21	1,508	1,505
Berlin Packaging, Inc. S.A.R.L. First Lien, 5.050%, 10/1/21	1,325	1,315
Berry Plastics Groups, Inc.
Tranche D, 3.500%, 2/8/20	4,520	4,445
Tranche E, 3.750%, 1/6/21	1,843	1,820
4.000%, 10/3/22	717	712
CPG International 4.750%, 9/30/20	756	715
Fortescue Metals Group (FMG) Resources Property Ltd. 4.250%, 6/30/19	4,022	3,002
Huntsman International LLC 3.750%, 10/1/21	3,960	3,897
Ineos US Finance LLC 3.750%, 12/15/20	8,977	8,641
Owens-Illinois Tranche B, 3.500%, 9/1/22	559	558
Royal Holdings, Inc. First Lien, 4.500%, 6/20/22	2,128	2,087
Solenis International LP First Lien, 4.250%, 7/31/21	2,315	2,232
Summit Materials 4.250%, 7/18/22	3,536	3,496
Univar, Inc. 4.250%, 7/1/22	2,868	2,783
W.R. Grace & Co.
2.750%, 2/3/21	3,432	3,405
Delayed Draw, 2.750%, 2/3/21	1,235	1,225

		51,134

Telecommunication Services—4.5%
Cable & Wireless / Sable International Finance
Tranche B-1, 0.000%, 12/2/22(6)	1,296	1,272
Tranche B-2, 0.000%, 12/2/22(6)	1,060	1,040
Crown Castle Operating Co. Tranche B-2, 3.000%, 1/31/21	2,624	2,617
Global Tel*Link Corp. First Lien, 5.000%, 5/23/20	1,817	1,336
Level 3 Financing, Inc.
Tranche B-III, 4.000%, 8/1/19	2,575	2,575
Tranche B, 2020 4.000%, 1/15/20	3,388	3,383
Tranche B-II, 3.500%, 5/31/22	3,343	3,297
SBA Senior Finance II LLC Tranche B-1, 3.250%, 3/24/21	3,729	3,661
Securus Technologies Holdings, Inc.
First Lien, 4.750%, 4/30/20	1,493	1,086

	PAR VALUE	VALUE
Telecommunication Services—(continued)
Tranche B-2, 5.250%, 4/30/20	765	557
T-Mobile USA, Inc. Second Lien, 3.500%, 11/9/22	1,619	1,621
West Corp. Tranche B-10, 3.250%, 6/30/18	1,113	1,097
XO Communications LLC 4.250%, 3/20/21	1,260	1,234

		27,316

Utilities—3.0%
Atlantic Power LP 4.750%, 2/24/21	998	995
Calpine Construction Finance Co. LP
Tranche B-1, 3.000%, 5/3/20	4,685	4,433
Tranche B-2, 3.250%, 1/31/22	3,808	3,621
3.500%, 5/27/22	938	897
Granite Acquisition, Inc.
Tranche B, First Lien, 5.000%, 12/17/21	1,469	1,321
Tranche C, First Lien, 5.000%, 12/17/21	64	58
NRG Energy, Inc. 2.750%, 7/1/18	4,529	4,419
Texas Competitive Electric Holdings Co. LLC Tranche B-3 4.726%, 10/10/17(7)	9,165	2,873

		18,617

TOTAL LOAN AGREEMENTS (Identified Cost $599,840)		566,525

	SHARES	VALUE
AFFILIATED MUTUAL FUNDS—1.1%
Virtus Credit Opportunities Fund(9)	670,288	6,482

TOTAL AFFILIATED MUTUAL FUNDS (Identified Cost $6,700)		6,482

TOTAL LONG TERM INVESTMENTS—98.5% (Identified Cost $637,545)		601,133

TOTAL INVESTMENTS—98.5% (Identified Cost $637,545)		601,133	(1)
Other assets and liabilities, net—1.5%		9,009

NET ASSETS—100.0%		$610,142

Abbreviations:

PIK	Payment-in-Kind Security
SBA	Small Business Administration

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at December 31, 2015.

6

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2015, these securities amounted to a value of $14,227 or 2.3% of net assets.

(4)	100% of the income received was in cash.
(5)	Security in default.
(6)	This loan will settle after December 31, 2015, at which time the interest rate, based on the London Interbank Offered Rate (“LIBOR”) and the agreed upon spread on trade date, will be reflected.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	Illiquid security.
(9)	This fund is a public fund and the prospectus and annual report are publicly available.

Foreign Currencies:

BRL	Brazilian Real

7

VIRTUS SENIOR FLOATING RATE FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

Country Weightings †
United States	93%
Luxembourg	3
Canada	2
Netherlands	1
Singapore	1

Total	100%

†	% of total investments as of December 31, 2015

8

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Debt Securities:
Corporate Bonds And Notes	$26,962	$—	$26,962	$—
Loan Agreements	566,525	—	560,660	5,865
Mortgage-Backed Securities	1,164	—	1,164	—
Equity Securities:
Affiliated Mutual Fund	6,482	6,482	—	—

Total Investments	$601,133	$6,482	$588,786	$5,865

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The following is a reconciliation of assets of the Fund for Level 3 investments for which significant unobservable inputs were used to determine fair value.

Investments in Securities	Loan Agreements
Balance as of September 30, 2015	$446
Accrued discount/(premium)	—
Realized Gain (loss)	—
Change in unrealized appreciation (depreciation)	(61)
Purchases	—
Sales(b)	—
Transfers into Level 3(a)	5,480	(c)
Transfers from Level 3(a)	—

Balance as of December 31, 2015	$5,865

(a)	“Transfers into and/or from” represent the ending value as of December 31, 2015, for any investment security where a change in the pricing level occurred from the beginning to the end of the period.
(b)	Includes paydowns on securities.
(c)	The transfers into Level 3 are due to a decrease in trading activities at period end.

None of the securities in this table are internally fair valued. The Fund’s investments that are categorized as Level 3 were valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information inputs could result in a significantly lower or higher value of Level 3 investments.

The accompanying notes are an integral part of the financial statements

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
COMMON STOCKS—99.9%
Consumer Discretionary—34.2%
Amazon.com, Inc.(2)	886	$599
AMC Networks, Inc. Class A(2)	7,739	578
American Eagle Outfitters, Inc.	38,955	604
Apollo Group, Inc. Class A(2)	76,158	584
AutoNation, Inc.(2)	9,913	591
Buckle, Inc. (The)	19,883	612
Cabela’s, Inc.(2)	12,726	595
Carnival Corp.	10,910	594
CBS Corp. Class B	12,863	606
Choice Hotels International, Inc.	11,677	589
Columbia Sportswear Co.	12,916	630
Comcast Corp. Class A	10,435	589
Dick’s Sporting Goods, Inc.	16,491	583
Dillard’s, Inc. Class A	8,935	587
Discovery Communications, Inc. Class C(2)	23,429	591
DISH Network Corp. Class A(2)	10,219	584
DreamWorks Animation SKG, Inc. Class A(2)	22,751	586
DSW, Inc. Class A	25,014	597
Expedia, Inc.	4,685	582
Federal-Mogul Corp.(2)	86,086	590
Fossil Group, Inc.(2)(3)	16,096	588
Gap, Inc. (The)	23,796	588
Garmin Ltd.	16,575	616
Horton (D.R.), Inc.	18,755	601
Hyatt Hotels Corp. Class A(2)	12,368	582
International Speedway Corp. Class A	17,897	603
L Brands, Inc.	6,204	594
Lands’ End, Inc.(2)(3)	26,384	618
Las Vegas Sands Corp.	14,002	614
Lennar Corp. Class A	12,247	599
Liberty Broadband Corp.(2)	11,661	605
Liberty Global plc Class C	15,699	640
Liberty Global plc	14,404	619
Liberty Interactive Corp. Class A(2)	22,584	617
Liberty Media Corp.(2)	15,906	606
Liberty Tripadvisor Holdings, Class A(2)	19,427	589
Liberty Ventures Class A(2)	13,376	603
Lions Gate Entertainment Corp.	18,197	589
Madison Square Garden Co. (The)(2)	3,723	602
Marriott International, Inc. Class A	9,029	605
Marriott Vacations Worldwide Corp.	10,513	599
Mohawk Industries, Inc.(2)	3,110	589

	SHARES	VALUE
Consumer Discretionary—(continued)
MSG Networks, Inc.(2)	28,174	$586
News Corp. Class A	44,052	589
NIKE, Inc. Class B	9,079	567
Nordstrom, Inc.	11,773	586
Papa John’s International, Inc.	10,412	582
Penn National Gaming, Inc.(2)	37,876	607
Penske Automotive Group, Inc.	14,090	597
Ralph Lauren Corp.	5,326	594
Restaurant Brands International, Inc.	16,091	601
Sears Holdings Corp.(2)(3)	29,953	616
Sears Hometown and Outlet Stores, Inc.(2)	75,136	601
Starbucks Corp.	9,883	593
Starz - Liberty Capital Class A(2)	17,481	586
Tesla Motors, Inc.(2)(3)	2,533	608
Twenty-First Century Fox, Inc. Class A	21,760	591
Under Armour, Inc. Class A(2)	7,277	587
Urban Outfitters, Inc.(2)	25,960	591
Viacom, Inc. Class B	15,020	618
Wendy’s Co. (The)	54,942	592
Wynn Resorts Ltd.	8,955	620

		37,049

Consumer Staples—4.9%
Boston Beer Co., Inc. (The) Class A(2)	2,885	583
Brown-Forman Corp. Class B	5,864	582
Estee Lauder Cos., Inc. (The) Class A	6,670	587
HRG Group, Inc.(2)	46,218	627
Kraft Heinz Co.(The)	8,249	600
Lancaster Colony Corp.	5,281	610
Monster Beverage Corp.(2)	3,984	593
PriceSmart, Inc.	7,013	582
Tootsie Roll Industries, Inc.	18,640	589

		5,353

Energy—7.4%
Archrock, Inc.	80,632	606
Cheniere Energy, Inc.(2)	16,421	612
Chesapeake Energy Corp.(3)	145,168	653
Clayton Williams Energy, Inc.(2)(3)	19,785	585
Continental Resources, Inc.(2)	29,437	676
CVR Energy, Inc.	14,978	589
Exterran Corp.(2)	40,525	650
Hess Corp.	12,412	602
Par Petroleum Corp.(2)	25,219	594

1

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Energy—(continued)
RPC, Inc.(3)	51,114	$611
Transocean Ltd.(3)	48,536	601
W&T Offshore, Inc.(2)(3)	278,399	643
Western Refining, Inc.	15,685	559

		7,981

Financials—20.9%
Altisource Portfolio Solutions SA(3)	19,687	547
American Financial Group, Inc.	8,323	600
American Homes 4 Rent Class A	36,076	601
AmTrust Financial Services, Inc.	9,591	591
Berkley (W.R.) Corp.	11,138	610
Berkshire Hathaway, Inc. Class B(2)	4,490	593
BOK Financial Corp.	9,962	596
Boston Properties, Inc.	4,637	591
Brown & Brown, Inc.	18,614	597
Charles Schwab Corp. (The)	18,294	602
Cohen & Steers, Inc.	19,739	602
Colony Financial Inc	29,641	577
Credit Acceptance Corp.(2)	2,782	595
Equity Lifestyle Properties, Inc.	8,997	600
Equity Residential	7,351	600
Erie Indemnity Co. Class A	6,174	590
First Citizens BancShares, Inc. Class A	2,328	601
Franklin Resources, Inc.	16,696	615
Gaming and Leisure Properties, Inc.	21,296	592
Greenlight Capital Re Ltd. Class A	32,478	608
Hilltop Holdings, Inc.(2)	30,336	583
Host Hotels & Resorts, Inc.	38,784	595
Howard Hughes Corp. (The)(2)	5,431	615
Leucadia National Corp.	35,393	615
Loews Corp.	15,892	610
Marcus & Millichap Inc(2)	20,458	596
Mercury General Corp.	12,748	594
Morningstar, Inc.	7,351	591
Ocwen Financial Corp.(2)	83,551	582
Raymond James Financial, Inc.	9,958	577
Seritage Growth Properties	14,364	578
Simon Property Group, Inc.	3,073	598
Taubman Centers, Inc.	7,834	601
Third Point Reinsurance Ltd	44,192	593
Urban Edge Properties	25,871	607
Vornado Realty Trust	6,040	604
WisdomTree Investments, Inc.	36,452	572

	SHARES	VALUE
Financials—(continued)
WP Glimcher, Inc.	57,603	$611

		22,630

Health Care—3.8%
Akorn, Inc.(2)	16,548	617
Bruker Corp.(2)	24,926	605
Cerner Corp.(2)	9,861	593
Halozyme Therapeutics, Inc.(2)	35,108	609
Hologic, Inc.(2)	15,126	585
MannKind Corp.(2)(3)	379,940	551
OPKO Health, Inc.(2)	57,774	581

		4,141

Industrials—11.1%
Air Lease Corp.	18,394	616
American Railcar Industries, Inc.(3)	12,334	571
Cintas Corp.	6,608	602
Colfax Corp.(2)	26,511	619
Covanta Holding Corp.	36,059	559
Danaher Corp.	6,365	591
FedEx Corp.	4,037	601
Heartland Express, Inc.	34,684	590
Hertz Global Holdings, Inc.(2)	41,884	596
Illinois Tool Works, Inc.	6,416	595
Manitowoc Co., Inc. (The)(3)	41,001	629
MasTec, Inc.(2)	35,092	610
MSC Industrial Direct Co., Inc. Class A	10,613	597
Navistar International Corp.(2)(3)	72,625	642
Rollins, Inc.	22,841	592
Solarcity Corp.(2)	10,684	545
Timken Co. (The)	21,505	615
W.W. Grainger, Inc.(3)	3,006	609
Werner Enterprises, Inc.	25,954	607
XPO Logistics, Inc.(2)(3)	23,119	630

		12,016

Information Technology—12.0%
Alphabet, Inc. Class C(2)	788	598
Amkor Technology, Inc.(2)	93,122	566
Anixter International, Inc.(2)	10,023	605
eBay, Inc.(2)	21,346	586
EchoStar Corp. Class A(2)	15,949	624
Facebook, Inc. Class A(2)	5,616	588
IAC/InterActiveCorp.	9,725	584
Intuit, Inc.	6,153	594

2

VIRTUS WEALTH MASTERS FUND

SCHEDULE OF INVESTMENTS (Continued)

DECEMBER 31, 2015 (Unaudited)

($ reported in thousands)

	SHARES	VALUE
Information Technology—(continued)
Marvell Technology Group Ltd.	68,952	$608
National Instruments Corp.	20,564	590
Nuance Communications, Inc.(2)	29,201	581
Oracle Corp.	16,172	591
Paychex, Inc.	11,195	592
PayPal Holdings, Inc.(2)	16,342	591
Pegasystems, Inc.	21,208	583
Rackspace Hosting, Inc.(2)	23,503	595
RealPage, Inc.(2)	25,731	578
salesforce.com, Inc.(2)	7,624	598
SS&C Technologies Holdings, Inc.	8,872	606
Syntel, Inc.(2)	13,228	598
TeleTech Holdings, Inc.	21,097	589
Yahoo!, Inc.(2)	17,859	594

		13,039

Materials—5.6%
Freeport-McMoRan Copper & Gold, Inc.	94,454	639
Huntsman Corp.	54,820	623
LyondellBasell Industries N.V. Class A	6,771	588
NewMarket Corp.	1,557	593
Novagold Resources, Inc.(2)(3)	136,818	576
Platform Specialty Products Corp(2)	48,191	618
Scotts Miracle-Gro Co. (The) Class A	9,160	591
Silgan Holdings, Inc.	11,354	610
Timkensteel Corp.	79,539	667
Westlake Chemical Corp.	11,019	599

		6,104

TOTAL COMMON STOCKS (Identified Cost $106,699)		108,313

TOTAL LONG TERM INVESTMENTS—99.9% (Identified Cost $106,699)		108,313

SECURITIES LENDING COLLATERAL—7.8%
INVESCO Trust Short-Term Investments Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.290%)(4)	8,507,510	8,508

TOTAL SECURITIES LENDING COLLATERAL (Identified Cost $8,508)		8,508

	VALUE
TOTAL INVESTMENTS—107.7% (Identified Cost $115,207)	$116,821	(1)
Other assets and liabilities, net—(7.7)%	(8,307)

NET ASSETS—100.0%	$108,514

Abbreviations:

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at December 31, 2015, see Note 3 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	All or a portion of security is on loan.
(4)	Represents security purchased with cash collateral received for securities on loan.

3

The following table provides a summary of inputs used to value the Fund’s investments as of December 31, 2015 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at December 31, 2015	Level 1 Quoted Prices
Equity Securities:
Common Stocks	$108,313	$108,313
Securities Lending Collateral	8,508	8,508

Total Investments	$116,821	$116,821

There are no Level 3 (significant unobservable inputs) priced securities.

There were no transfers between Level 1 and Level 2 related to securities held at December 31, 2015.

The accompanying notes are an integral part of the financial statements

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The significant accounting policies consistently followed by the Virtus Opportunities Trust, a trust consisting of 29 Funds (each a “Fund”), in the preparation of the Schedules of Investments are summarized below and for derivatives, included in Note 1B below. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates, and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for the Trust, which include nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board”, or the “Trustees”). All internally fair valued securities are approved by a valuation committee (the “Valuation Committee”) appointed by the Board. The Valuation Committee is comprised of certain members of management as identified to the Board and convenes independently from portfolio management. All internally fair valued securities are updated daily and reviewed in detail by the Valuation Committee monthly unless changes occur within the period. The Valuation Committee reviews the validity of the model inputs and any changes to the model. Quarterly fair valuations are reviewed by the Board.

The Funds utilize a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Funds’ policy is to recognize transfers between levels at the end of the reporting period.

•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 – prices determined using significant unobservable inputs (including the Valuation Committee’s own assumptions in determining the fair value of investments).

A description of the valuation techniques applied to the Funds’ major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted equity securities and private placements that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (at the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases the Funds fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities, may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the Valuation Committee, are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds are valued as of the close of regular trading on the NYSE each business day. Both are categorized as Level 1 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion/amortization rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant changes in any of these inputs in isolation would result in a significantly lower or higher fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

B. DERIVATIVE FINANCIAL INSTRUMENTS

Disclosures about derivative instruments and hedging activities are intended to enable investors to understand how and why a Fund uses derivatives, how derivatives are accounted for, and how derivative instruments affect a Fund’s results of operations and financial position. Summarized below are such disclosures and accounting policies for each specific type of derivative instruments used by certain Funds.

Forward Currency Contracts: A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers.

Funds enter into forward currency contracts in conjunction with the planned purchase or sale of non-U.S. denominated securities in order to hedge the U.S. dollar cost of proceeds. The Funds also, from time to time, hedge the currency exposure of foreign denominated securities held in the portfolio,

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

back to U.S. dollars during perceived times of U.S. dollar strength. This is done to protect the U.S. dollar value of the portfolio. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amounts reflected on the Schedules of Investments. Risks arise from the possible movements in non-U.S. exchange rates or if the counterparty does not perform under the contract.

Options contracts:

Certain Funds may invest in options contracts. An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. Certain Funds may purchase or write both put and call options on portfolio securities. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options contracts to hedge against changes in the values of equities. When the Fund purchases an option, it pays a premium and an amount equal to that premium is recorded as an asset. When the Fund writes an option, it receives a premium and an amount equal to that premium is recorded as a liability. The asset or liability is adjusted daily to reflect the current market value of the option. Holdings of the Fund designated to cover outstanding written options are noted in the Schedules of Investments.

The risk in writing call options is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing put options is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying options is that the Fund pays a premium whether or not the option is exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. Writers (sellers) of options are subject to unlimited risk of loss, as the seller will be obligated to deliver or take delivery of the security at a predetermined price which may, upon exercise of the option, be significantly different from the then-market value.

Warrants and Rights: Certain Funds hold warrants and rights acquired either through a direct purchase, including as part of private placement, or pursuant to corporate actions. Warrants and rights entitle the holder to buy a proportionate amount of common stock at a specific price and time through the expiration dates. Such warrants and rights are held as long positions by the Fund until exercised, sold or expired. Warrants and rights are valued at fair value in accordance with the Board approved fair valuation procedures.

C. SECURITIES LENDING

($ reported in thousands)

Certain Funds may loan securities to qualified brokers through an agreement with Brown Brothers Harriman (“BBH”), as a third party lending agent. Under the terms of agreement, a Fund is required to maintain collateral with a market value not less than 100% of the market value of loaned securities. Collateral is adjusted daily in connection with changes in the market value of securities on loan. Collateral may consist of cash and securities issued by the U.S. Government or its agencies. Cash collateral is invested in a short-term money market fund. Dividends earned on the collateral and premiums paid by the broker are recorded as income by the Fund net of fees and rebates charged by BBH for its services as securities lending agent and in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the declining value of the collateral.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

At December 31, 2015, the following Funds had securities on loan:

Fund	Market value	Collateral
International Equity	$329	$336
International Wealth Masters Fund	93	99
Wealth Masters Fund	8,254	8,508

D. SHORT SALES

Certain Funds may sell securities short. A short sale is a transaction in which a Fund sells a security it does not own in anticipation of a decline in market price. To sell a security short, a Fund must borrow the security. The Fund’s obligation to replace the security borrowed and sold short will be fully collateralized at all times by the proceeds from the short sale retained by the broker and by cash and securities deposited in a segregated account with the Fund’s custodian. If the price of the security sold short increases between the time of the short sale and the time the Fund replaces the borrowed security, the Fund will realize a loss, and if the price declines during the period, the Fund will realize a gain. Any realized gain will be decreased, and any realized loss increased, by the amount of transaction costs. On ex-dividend date, dividends on short sales are recorded as an expense to the Fund.

In accordance with the terms of its prime brokerage agreement, the Dynamic Trend Fund may receive rebate income or be charged a fee on borrowed securities. Such income or fee is calculated on a daily basis based upon the market value of each borrowed security and a variable rate that is dependent upon the availability of such security.

E. CREDIT RISK

In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a Fund’s ability to repatriate such amounts.

High-yield/high-risk securities typically entail greater price volatility and/or principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high-yield/high-risk securities may be complex, and as a result, it may be more difficult for the adviser and/or subadviser to accurately predict risk.

Many municipalities insure repayment for their obligations. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that the market may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations. Insured securities have been identified in the Schedule of Investments. A real or perceived decline in creditworthiness of a bond insurer can have an adverse impact on the value of insured bonds held in the Funds.

Certain Funds may invest a high percentage of their assets in specific sectors of the market in their pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact on a Fund, positive or negative, than if a Fund did not concentrate its investments in such sectors.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by a Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are footnoted as such at the end of each Fund’s Schedule of Investments, where applicable. However, a portion of such footnoted securities could be liquid where it is determined that some, though not all, of the position could be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund.

Restricted securities are illiquid securities as defined above, not registered under the Securities Act of 1933, as amended (the “1933 Act”). Generally, 144A securities are excluded from this category, except where defined as illiquid.

Each Fund will bear any costs, including those involved in registration under the 1933 Act, in connection with the disposition of such securities.

At December 31, 2015, the Funds did not hold any securities that were both illiquid and restricted.

NOTE 3—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Alternatives Diversifier Fund	$87,738	$2,563	$(24,459)	$(21,896)
Bond Fund	74,302	1,055	(2,458)	(1,403)
CA Tax-Exempt Bond	28,250	1,868	(120)	1,748
Dynamic Trend Fund	436,362	28,234	(10,343)	17,891
Emerging Markets Debt Fund	28,411	277	(3,266)	(2,989)
Emerging Markets Equity Income Fund	39,252	258	(4,967)	(4,709)
Emerging Markets Small-Cap Fund	5,108	—	(1,106)	(1,106)
Equity Trend Fund	1,448,758	71,448	(41,500)	29,948
Essential Resources Fund	4,861	34	(719)	(685)
Foreign Opportunities Fund	1,299,381	470,021	(20,089)	449,932

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

Global Equity Trend Fund	44,020	2,015	(1,027)	988
Global Infrastructure Fund	127,412	9,222	(16,921)	(7,699)
Global Opportunities Fund	124,868	35,117	(1,152)	33,965
Global Real Estate Securities Fund	84,448	10,945	(3,427)	7,518
Greater European Opportunities Fund	22,541	3,320	(221)	3,099
Herzfeld Fund	53,390	408	(4,588)	(4,180)
High Yield Fund	75,590	92	(6,135)	(6,043)
International Equity Fund	7,036	635	(329)	306
International Real Estate Securities Fund	36,273	7,074	(3,535)	3,539
International Small-Cap Fund	47,463	2,761	(8,816)	(6,055)
International Wealth Masters Fund	5,263	408	(608)	(200)
Low Volatility Equity Fund	5,033	392	(7)	385
Low Volatility Equity Fund (Options)	(7)	4	—	4
Multi-Asset Trend Fund	201,858	5,627	(3,095)	2,532
Multi-Sector Intermediate Bond Fund	330,743	3,518	(30,553)	(27,035)
Multi-Sector Short Term Bond Fund	7,467,592	69,263	(277,599)	(208,336)
Real Estate Securities Fund	838,301	475,732	(21,299)	454,433
Sector Trend Fund	608,799	—	(9,668)	(9,668)
Senior Floating Rate Fund	637,894	276	(37,037)	(36,761)
Wealth Masters Fund	121,823	8,738	(13,740)	(5,002)

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

NOTE 4—REGULATORY MATTERS AND LITIGATION

From time to time, the Funds’ investment adviser and/or its affiliates and/or subadvisers may be involved in litigation and arbitration as well as examinations and investigations by various regulatory bodies, including the SEC, involving compliance with, among other things, securities laws, client investment guidelines, laws governing the activities of broker-dealers and other laws and regulations affecting their products and other activities. At this time, the Funds’ investment adviser believes that the outcomes of such matters are not likely, either individually or in the aggregate, to be material to these financial statements.

As part of an SEC non-public, confidential investigation of a matter entitled In the Matter of F-Squared Investments Inc., the SEC staff informed the Funds’ investment adviser that it was inquiring into whether it had violated securities laws or regulations with respect to circumstances related to that matter. On November 16, 2015, without admitting or denying the SEC’s findings, the Funds’ investment adviser consented to the entry of an order providing that it cease and desist from committing or causing any violations and future violations of Sections 204, 206(2) and 206(4) of the Investment Advisers Act of 1940, as amended, and Rules 204-2, 206(4)-1, 206(4)-7 and 206(4)-8 thereunder, and Section 34(b) of the Investment Company Act of 1940, as amended; agreed to a censure; and paid $16.5 million, which included a civil money penalty of $2 million, disgorgement of $13.4 million and prejudgment interest of $1.1 million.

On February 20, 2015, a putative class action complaint (In re Virtus Investment Partners, Inc. Securities Litigation; formerly styled as Tom Cummins v. Virtus Investment Partners Inc. et al) alleging violation of the federal securities laws was filed by an individual shareholder against Virtus and certain of its officers (the “defendants”) in the United States District Court for the Southern District of New York. On August 21, 2015, the lead plaintiff filed a Consolidated Class Action Complaint (the “Consolidated Complaint”) amending the originally filed complaint and adding the Trust as a defendant. The Consolidated Complaint was purportedly filed on behalf of all purchasers of Virtus common stock between January 25, 2013 and May 11, 2015 (the “Class Period”). The Consolidated Complaint alleges that during the Class Period, the defendants knowingly disseminated materially false and misleading statements and concealed material adverse facts relating to certain funds previously subadvised by F-Squared Investments, Inc. and/or its affiliates (“F-Squared”). The plaintiff seeks to recover unspecified damages. Virtus and its affiliates, including the Funds’ adviser, believe that the suit is without merit and intend to defend it vigorously. A motion to dismiss the Consolidated Complaint was filed on behalf of the defendants on October 21, 2015. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

On May 8, 2015, a putative class action complaint (Mark Youngers v. Virtus Investment Partners, Inc. et al) alleging violations of certain provisions of the federal securities laws was filed in the United States District Court for the Central District of California. The complaint, which was purportedly filed on behalf of purchasers of certain Virtus Funds previously subadvised by F-Squared between May 8, 2010 and December 22, 2014, inclusive (the “Class Period”), alleges claims against Virtus, certain Virtus officers and affiliates (including the Funds’ investment adviser, Euclid Advisors LLC and VP Distributors, LLC), the trustees and certain officers of the Trust, and certain other parties (the “defendants”). The complaint alleges that during the Class Period the defendants knowingly disseminated materially false and misleading statements and concealed or omitted material facts necessary to make the statements made not misleading. On October 1, 2015, the plaintiff filed a First Amended Class Action Complaint which, among other things, added a derivative claim for breach of fiduciary duty on behalf of the Trust. On October 19, 2015, the Court entered an order transferring the action to the Southern District of New York. Virtus and its affiliates, including the Funds’ adviser, believe the plaintiff’s claims asserted in the complaint are frivolous and intend to defend them vigorously. The Trust believes that the risk of loss to the Funds as a result of this suit is remote. The adviser does not believe that the suit will have any impact on its ability to provide services to the Funds.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

VIRTUS OPPORTUNITIES TRUST

NOTES TO SCHEDULES OF INVESTMENTS

DECEMBER 31, 2015 (UNAUDITED) (CONTINUED)

NOTE 5—SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the Schedules of Investments (“N-Q”) were filed, and has determined that there are no subsequent events requiring recognition or disclosure in these Notes to Schedules of Investments.

Other information regarding each Fund is available in the Fund’s most recent Report to Shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Opportunities Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	2/26/16

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	2/26/16

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer, and Treasurer
(principal financial officer)

Date	2/26/16

* Print the name and title of each signing officer under his or her signature.